    As filed with the U.S. Securities and Exchange Commission on April 10, 2007

                                                              File No. 033-47287
                                                              File No. 811-06637

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
   Pre-Effective Amendment No. __                               [ ]
   Post-Effective Amendment No. 55                              [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
   Amendment No. 56

                        (Check appropriate box or boxes.)

                                  THE UBS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                    One North Wacker, Chicago, Illinois 60606
               (Address of Principal Executive Office) (Zip Code)

         Registrant's Telephone Number, including Area Code 312-525-7100

                                 Mark F. Kemper
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                               Bruce G. Leto, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

____ immediately upon filing pursuant to paragraph (b)
____ on [Date] pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on [Date] pursuant to paragraph (a)(1)
 X   75 days after filing pursuant to paragraph (a)(2)
____ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____  This  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

This  Post-Effective  Amendment relates only to the UBS Global Frontier Fund. No other  information  relating to any other series of the Registrant is amended or superseded hereby.

                                            Subject to completion April 10, 2007
The UBS Funds
UBS Global Frontier Fund

Prospectus

[__________________, 2007]

This  prospectus  offers Class A, Class C and Class Y shares F in the UBS Global
Frontier Fund (the "Fund"), a series of The UBS Funds (the "Trust").  Each class has different sales charges and ongoing expenses.  You can choose the class that is best for you  based on how much you plan to  invest  and how long you plan to hold your Fund shares.  Class Y shares are  available  only to certain  types of investors.

As with all mutual funds, the U.S.  Securities and Exchange  Commission  ("SEC")
has not approved or  disapproved  the Fund's shares or  determined  whether this prospectus is complete or accurate. To state otherwise is a crime.

The  information  in this  prospectus is not complete and may be changed.  These securities may not be sold until the  registration  statement filed with the SEC is effective. The prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

              Not FDIC Insured. May lose value. No bank guarantee.

Contents

The UBS Funds
What every investor should know about the Fund

Investment objective, strategies, securities selection and risks.........Page  3
Performance..............................................................Page 10
Expenses and fee tables..................................................Page 11

Your investment
Information for managing your Fund account

Managing your Fund account...............................................Page 13
--Flexible pricing
--Buying shares
--Selling shares
--Exchanging shares
--Pricing and valuation

Additional information
Additional important information about the Fund

Management...............................................................Page 25

Disclosure of portfolio holdings.........................................Page 26

Dividends and taxes......................................................Page 27

Supplemental Advisor Performance Information.............................Page 29

Financial highlights.....................................................Page 31

Where to learn more about the Fund....................................Back cover

         Please find the UBS Funds' privacy notice inside the back cover of this prospectus

           The Fund is not a complete or balanced investment program.

                                       2

Investment objective, strategies, securities selection and risks

Fund objective
The Fund seeks to obtain superior long-term returns on capital through leveraged exposure to a broadly diversified global investment portfolio.

Principal investment strategies
In order to  achieve  the Fund's  investment  objective,  the Fund's  investment advisor,  UBS Global Asset  Management  (Americas)  Inc. (the  "Advisor" or "UBS
Global  AM  (Americas)")   employs  an  enhancement  to  its  global  securities
(allocation) strategy ("Global Securities (Allocation) Strategy"). The Advisor's
Global Securities  (Allocation)  Strategy seeks to provide exposure to the major asset classes of the global markets and is currently utilized by other funds and products  managed by the Advisor,  including the UBS Global  Allocation  Fund, a series of the Trust, and the UBS Global Securities  Relationship  Fund, a series of UBS  Relationship  Funds (the "GSR  Fund").  The Advisor  enhances its Global
Securities  (Allocation)  Strategy  with respect to the Fund by  increasing  the
Fund's  exposure  to the global  markets  through the use of leverage to achieve higher returns than the Global Securities  (Allocation)  Strategy typically with equity-like risk. However, when warranted by market conditions, the Advisor will attempt to limit the Fund's equity risk through active asset allocation.

The Fund  principally  invests directly or indirectly in equity and fixed income securities and other  financial  instruments to gain exposure to issuers located within and outside the United States.  In connection with its Global  Securities
(Allocation) Strategy,  under normal circumstances the Advisor will allocate the exposure  of the  Fund's  assets  between  fixed  income  securities  and equity securities.  The Fund may  invest  directly  in such  securities  and  financial instruments  and/or  indirectly  in such  investments  by investing in shares of
open-end  investment   companies   ("Underlying   Funds"),   including  open-end
investment  companies  advised  by the  Advisor to the  extent  permitted  by an exemptive  order  received by the Fund. In addition,  the Fund will increase its exposure to the global markets through the use of leverage. Leverage by the Fund generally  will be achieved by entering into total return swap  agreements  with respect to the return of the GSR Fund. The Fund is a non-diversified fund.

Investments  by the Fund or an Underlying  Fund in fixed income  securities  may include,  but are not limited to, debt securities of governments  throughout the world (including the United States), their agencies and instrumentalities,  debt
securities  of   corporations,   mortgage-backed   securities  and  asset-backed
securities.  Investments by the Fund or an Underlying Fund in equity  securities may include,  but are not limited to, common stock and preferred stock. The Fund may invest in equity securities of issuers in any capitalization  range based on market conditions and in accordance with its investment objective.

The Fund and the  Underlying  Funds may, but are not required to, use derivative instruments  ("Derivatives")  for  risk  management  purposes  or as part of the
Fund's or an Underlying Fund's investment strategies. Generally, Derivatives are financial  contracts  whose value depends upon, or is derived from, the value of an underlying asset,  reference rate, or index, and may relate to stocks, bonds, interest rates,  total return rates,  currencies or currency exchange rates, and related  indexes.  Examples of Derivatives  include  options,  futures,  forward agreements,  swap  agreements  (including,  but not  limited to,  total  return, interest rate and credit default swaps), and credit-linked securities.  The Fund or an Underlying Fund may use Derivatives to earn income and enhance returns, to manage or adjust the risk  profile  of the Fund,  to  replace  more  traditional direct investments,  or to obtain exposure to certain markets.  The Fund and the
Underlying  Funds may  invest in  Derivatives  to the  extent  permitted  by the
Investment Company Act of 1940, as amended (the "1940 Act").

                                       3

In  particular,  the Fund  generally  will seek to increase  its exposure to the global  markets  through the use of leverage by  investing  in total return swap agreements with respect to the return of the GSR Fund. In a typical total return swap agreement,  the Fund will receive the price  appreciation (or depreciation)
of the GSR Fund from the  counterparty  to the swap  agreement in exchange for a payment from the Fund based on LIBOR plus a spread.

As an  alternative  to investing in total  return swap  agreements  based on the return of the GSR Fund,  the Fund may also  leverage by borrowing  from banks to the extent permitted by the 1940 Act to invest  additional  assets in the global markets by investing the borrowed  assets in the GSR Fund.  The Fund will adhere to the SEC's asset coverage requirements for all such borrowings.

The use of leverage by the Fund  through  total return  swaps or  borrowing,  as described  above,  is permitted  to range  between 0% to 50% of the Fund's total assets (including amounts borrowed), but will typically range between 25% to 40%
of the Fund's total assets (including amounts borrowed).

The Fund may invest all or a portion of its assets in  Underlying  Funds to gain exposure to various asset classes. The Fund does not pay fees in connection with its investments in the Underlying  Funds,  but may pay expenses  associated with such investments.

Asset Allocation and securities selection
The Advisor's Global Securities  (Allocation)  Strategy is focused on investment fundamentals.  The Advisor believes that investment  fundamentals  determine and describe future cash flows that define fundamental investment value. The Advisor tries to identify and exploit periodic  discrepancies  between market prices and fundamental  value.  These  price/value  discrepancies  are used as the building blocks for portfolio construction.

To achieve the Fund's investment objective,  under normal market conditions, the
Advisor  purchases  securities  or shares  of  Underlying  Funds to  employ  the
Advisor's Global Securities  (Allocation) Strategy,  which utilizes active asset allocation  strategies  across  various  asset  classes  based on the  Advisor's assessment of  prevailing  market  conditions in the US and abroad.  The Advisor enhances its Global Securities (Allocation) Strategy with respect to the Fund by increasing the Fund's exposure to the global markets through the use of leverage to achieve  higher  returns  than the Global  Securities  (Allocation)  Strategy typically with equity-like risk.  However,  when warranted by market conditions, the Advisor  will attempt to limit the Fund's  equity risk through  active asset allocation.  The asset  classes  among  which the Advisor  allocates  the Fund's portfolio are:

     o    US equities;
     o    International equities;
     o    Emerging markets equities;
     o    US fixed income;
     o    International fixed income;
     o    Emerging markets fixed income; and
     o    US high yield fixed income.

The Fund seeks to outperform the GSMI Mutual Fund Index,  which is the benchmark for the  Advisor's  Global  Securities  (Allocation)  Strategy.  This  index  is compiled  by the  Advisor  and is a  composite  of  seven  indexes  provided  by independent  data providers:  Russell 3000 Index,  MSCI World Free ex USA Index,
Citigroup Broad Investment  Grade Bond Index,  Citigroup Non-US World Government
Bond Index,  MSCI Emerging  Markets Index (net US), JP Morgan  Emerging  Markets
Bond Index Global and Merrill  Lynch US High Yield Cash Pay  Constrained  Index,
each  corresponding  to a distinct  asset  class  that  represents  the  primary wealth-holding  public global securities markets. The Advisor also seeks for the
Fund to outperform and typically have equity-like risk similar to the MSCI World
Index Free (net US), a broad-based  index that  represents  the US and developed international  equity  markets  in  terms  of  capitalization  and  performance.
However, when warranted by market conditions,  the Advisor will attempt to limit the Fund's equity risk through active asset allocation.

                                       4

The Fund  invests  its  assets  in  investments  or  Underlying  Funds  that are economically  tied to a number of  countries  throughout  the  world,  including emerging markets countries and the United States.  The Fund intends to invest in securities  of issuers or in Underlying  Funds  invested in such issuers from at least three countries and  approximately  60% to 70% of its assets will normally be invested directly or indirectly in US securities.

Under  the  Global  Securities   (Allocation)   Strategy,  the  Advisor  chooses
investments for the Fund and the Underlying Funds by:

     o    Identifying asset classes that appear to be temporarily underpriced.
     o    Analyzing the fundamental  value of individual  securities in order to estimate  their  relative  value and  attractiveness,  and to identify securities  for  investment  that are  underpriced  relative  to their fundamental value.
     o    Identifying  and investing in currencies  based on  identification  of discrepancies between market prices and fundamental values.
     o    Identifying  and investing in strategies or specific  securities  that serve to mitigate or manage  investment risk exposures  resulting from investments in other assets or asset classes.

Within the equity portion of the Fund's or an Underlying Fund's  portfolio,  the
Advisor  generally selects  securities whose fundamental  values it believes are greater than their market prices.  In this context,  the fundamental  value of a given  security is the  Advisor's  assessment  of what a security is worth.  The
Advisor  bases its  estimates  of value  upon  economic,  industry  and  company analysis, as well as upon a company's management team, competitive advantage and core  competencies.  The Advisor then  compares its  assessment  of a security's value against the  prevailing  market  prices,  with the aim of  constructing  a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis,  the fundamental value estimate is compared to the  company's  current  market price to ascertain  whether a valuation  anomaly exists.

A stock with a market price below the estimated  intrinsic or fundamental  value would be  considered a candidate  for  inclusion in the Fund's or an  Underlying
Fund's  portfolio.  This  comparison  between price and intrinsic or fundamental value allows comparisons across industries and countries.

While the Advisor's  investment  decisions with respect to the equity portion of the Fund's or an Underlying  Fund's portfolio are based primarily on price/value discrepancies as identified by its fundamental valuation process,  under certain circumstances the Advisor may utilize  growth-oriented  strategies within its US equity asset class for a portion of the allocation to manage risk exposures; but only after  subjecting  such  strategies to a rigorous due diligence  process to judge their suitability for the Fund or an Underlying Fund.

To invest in growth equities,  the Advisor will seek to invest in companies that possess a dominant market position and franchise,  a major technological edge or a unique  competitive  advantage,  in part by using a  proprietary  quantitative screening  system  that ranks  stocks  using a series of growth,  valuation  and momentum metrics.

In selecting fixed income securities,  the Advisor uses an internally  developed valuation model that quantifies return  expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses  the ways in  which  macroeconomic  forces  (such  as  inflation,  risk premiums and interest rates) may affect industry  trends.  Against the output of this model,  the Advisor  considers the  viability of specific  debt  securities compared to certain qualitative  factors,  such as management  strength,  market position,  competitive environment and financial flexibility, as well as certain quantitative  factors,  such as historical  operating  results,  calculation  of credit ratios and expected future outlook. These securities will have an initial maturity of more than one year. The Fund and certain Underlying Funds may invest in both investment grade and high yield (lower-rated) securities.

                                       5

The Advisor's fixed income strategy combines  judgments about the absolute value of the fixed income universe and the relative value of issuer sectors,  maturity intervals,  duration of  securities,  quality and coupon  segments  and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income  security's  price  sensitivity to interest rates by indicating the approximate  change in a fixed income security's price if interest rates move up or down in 1% increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The Advisor manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The  Fund's  and the  Underlying  Funds'  risks  are  carefully  monitored  with consideration  given to the risk  generated  by  individual  positions,  sector, country and currency views.

The  Advisor's  employment  of leverage  mechanisms  with  respect to the Fund's portfolio is based on the belief that,  in  conventional  portfolio  management, increasing a  portfolio's  long-term  expected  return  entails  adding  riskier equity-like  assets and  reducing  the  allocation  to  lower-risk  fixed income investments.  The Advisor seeks to step beyond this  framework to provide higher risk-adjusted  returns  than the  Global  Securities  (Allocation)  Strategy  by employing  leverage through  investing in total return swaps based on the return of the GSR Fund or borrowing from banks to the extent  permitted by the 1940 Act to purchase  additional  shares of the GSR Fund to increase  the Fund's risk and return in an efficient manner.

The Fund and the  Underlying  Funds may also  invest in cash or cash  equivalent instruments.  When market conditions warrant, the Fund or an Underlying Fund may make substantial temporary defensive investments in cash equivalents,  which may affect its ability to pursue its  investment  objective.  The  Advisor  actively manages the Fund and the  Underlying  Funds.  As such, the Fund or an Underlying
Fund may have high  portfolio  turnover,  which may  result in higher  costs for brokerage  commissions,  transaction  costs and taxable gains. The trading costs and tax effects  associated  with  portfolio  turnover may adversely  affect the
Fund's performance.

Principal risks
An investment in the Fund is not guaranteed;  you may lose money by investing in the Fund. The other  principal  risks presented by an investment in the Fund and the Underlying Funds are:

Investing in other funds risk - The Fund's investment performance is affected by the investment performance of the Underlying Funds in which the Fund may invest.
Thus,  the Fund's  performance is affected by the allocation of its assets among the Underlying Funds and their ability to meet their investment  objectives,  in addition  to any  direct  investments  made by the  Fund.  The  Advisor  may not accurately assess the attractiveness or risk potential of particular  Underlying
Funds, asset classes or investment  styles. In addition,  through its investment in the  Underlying  Funds,  the Fund is subject  to the risks of the  Underlying
Funds' investments and their expenses.

                                       6

Market  risk - The risk that the  market  value of the  Fund's or an  Underlying
Fund's  investments  will  fluctuate  as the stock and bond  markets  fluctuate.
Market risk may affect a single issuer,  industry or section of the economy,  or it may affect the market as a whole.

Interest rate risk - The risk that changing  interest rates may adversely affect the value of an investment.  An increase in prevailing  interest rates typically causes  the  value of  fixed  income  securities  to fall,  while a  decline  in prevailing  interest rates may cause the market value of fixed income securities to rise.  Changes in interest rates will affect the value of  longer-term  fixed
income  securities  more  than   shorter-term   securities  and  higher  quality
securities more than lower quality securities.

US government  agency  obligations  risk - Government  agency  obligations  have different levels of credit support,  and therefore,  different degrees of credit risk.  Securities issued by agencies and  instrumentalities of the US government that are  supported by the full faith and credit of the United  States,  such as the Federal Housing  Administration  and Ginnie Mae, present little credit risk.
Other securities  issued by agencies and  instrumentalities  sponsored by the US government  that are supported  only by the issuer's right to borrow from the US
Treasury,  subject to certain limitations,  such as securities issued by Federal
Home Loan  Banks,  and  securities  issued  by  agencies  and  instrumentalities sponsored  by the US  government  that are  supported  only by the credit of the issuing  agencies,  such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

Credit  risk - The risk that the issuer of bonds with  ratings of BB (S&P) or Ba
(Moody's)  or below will  default or  otherwise  be unable to honor a  financial obligation. These securities are considered to be predominately speculative with respect  to an  issuer's  capacity  to  pay  interest  and  repay  principal  in accordance with the terms of the obligations.  Lower-rated bonds are more likely to be  subject  to an  issuer's  default  or  downgrade  than  investment  grade
(higher-rated) bonds.

Prepayment  or  call  risk - The  risk  that  issuers  will  prepay  fixed  rate obligations when interest rates fall,  forcing the Fund or an Underlying Fund to reinvest in obligations with lower interest rates than the original obligations.

Small and medium  company risk - The risk that  investments  in small and medium size  companies may be more volatile than  investments in larger  companies,  as small and medium size companies  generally  experience higher growth and failure rates.  The trading  volume of these  securities is normally  lower than that of larger companies.  Such securities may be less liquid than others and could make it  difficult  to sell a  security  at a time or price  desired.  Changes in the demand for these securities  generally have a  disproportionate  effect on their market price,  tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

Foreign  investing  and  emerging  markets  risks - The risk that  prices of the
Fund's or an Underlying  Fund's  investments  in foreign  securities may go down because of unfavorable foreign government actions,  political instability or the absence of accurate  information  about foreign issuers.  Also, a decline in the value of foreign  currencies  relative to the US dollar will reduce the value of securities  denominated  in  those  currencies.  Also,  foreign  securities  are sometimes  less  liquid and harder to sell and to value  than  securities  of US issuers.  Each of these  risks is more  severe  for  securities  of  issuers  in emerging market countries.

Asset  allocation  risk - The risk that the Fund may allocate assets to an asset category or an Underlying Fund that  underperforms  other asset categories.  For example,  the Fund may be  overweighted in the equity asset class when the stock market is falling and the fixed income market is rising.

                                       7

Derivatives  Risk -  Derivatives  involve  risks  different  from,  and possibly greater than, the risks  associated  with  investing  directly in securities and other instruments.  Derivatives require investment  techniques and risk analyses different from those of other investments.  If the Advisor incorrectly forecasts the value of securities,  currencies,  interest  rates,  total return rates,  or other  economic  factors in using  Derivatives,  the Fund or an Underlying  Fund might have been in a better position if it had not entered into the Derivatives.
While some  strategies  involving  Derivatives  can protect  against the risk of loss, the use of Derivatives  can also reduce the  opportunity  for gain or even result  in losses by  offsetting  favorable  price  movements  in other  Fund or
Underlying Fund investments.  Derivatives also involve the risk of mispricing or improper  valuation,  the risk that changes in the value of a Derivative may not
correlate   perfectly  with  the  underlying  asset,  rate,  index,  or  overall securities  markets,  and  counterparty and credit risk (the risk that the other party to a swap agreement or other  Derivative  will not fulfill its contractual obligations,  whether because of bankruptcy or other  default).  Gains or losses involving some options,  futures,  and other Derivatives may be substantial (for example, for some Derivatives, it is possible for the Fund or an Underlying Fund to lose more than the amount it invested in the  Derivatives).  Some Derivatives tend to be more  volatile than other  investments,  resulting in larger gains or losses in response  to market  changes.  Derivatives  are subject to a number of other risks,  including  liquidity risk (the possible lack of a secondary market for  Derivatives  and the  resulting  inability of the Fund to sell or otherwise close out the  Derivatives)  and interest rate risk (some  Derivatives  are more sensitive to interest rate changes and market price fluctuations).  Finally, the
Fund's or an Underlying Fund's use of Derivatives may cause it to realize higher amounts of short-term  capital  gains  (generally  taxed at ordinary  income tax rates) than if it had not used such instruments.

Similarly, total return swap transactions involve greater risks than if the Fund had invested in the underlying  asset  directly.  The total rate of return of an investment  on  which a  total  return  swap  agreement  is  based  may  exhibit substantial volatility and, in any given period, may be positive or negative for the specified period of the total return swap agreement.  In the event the total rate of return of the underlying  asset is negative for the specified  period of the  swap  agreement,  the  Fund  will  be  required  to make a  payment  to the counterparty in addition to the periodic  payment required by the swap agreement to cover the decline in value of the underlying  asset. The Fund's risk of loss, therefore,  is  increased  because  the Fund could  lose an amount  equal to the decrease in value of the underlying  asset for the specified  period of time, in addition to the periodic  payments  required by the total return swap agreement.
Total  return  swap  agreements  may  effectively  add  leverage  to the  Fund's portfolio  because,  in  addition  to its total net  assets,  the Fund  would be subject to investment exposure on the notional amount of the swap agreement.

Leverage  risk - The Fund or an  Underlying  Fund may borrow money from banks to
purchase  investments,   which  is  a  form  of  leverage,  or  utilize  certain
Derivatives,  which  may  create  leverage.  If the Fund or an  Underlying  Fund borrows money to purchase securities and its investments  decrease in value, the
Fund's or an Underlying  Fund's losses will be greater than if it did not borrow money for  investment  purposes.  In  addition,  if the return on an  investment purchased  with borrowed funds is not sufficient to cover the cost of borrowing, then the net  income  of the Fund or an  Underlying  Fund  will be less  than if borrowing were not used. Certain Derivatives, including total return swaps, that the Fund or an  Underlying  Fund may use may also create  leverage.  Derivatives that  involve  leverage can result in losses to the Fund or an  Underlying  Fund that exceed the amount originally invested in the Derivatives.

                                       8

Non-diversification  risk - The risk that the Fund will be more  volatile than a diversified  fund  because the Fund  invests  its assets in a smaller  number of issuers.  The  gains and  losses on a single  security  may,  therefore,  have a greater impact on the Fund's net asset value.

Other information
Commodity pool operator  exemption - The Trust has claimed an exclusion from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act ("CEA"),  and, therefore,  is not subject to registration or regulation as a pool operator under the CEA.

                                       9

Performance

There  is no  performance  information  quoted  for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

                                       10

Expenses and fee tables
Fees and expenses  These tables  describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

Shareholder transaction expenses  (fees paid directly from your investment)(1)

                                                        Class A          Class C          Class Y

Maximum front-end sales charge (load) imposed on
 purchases (as a % of offering price)                    5.50%            None             None
Maximum contingent deferred sales charge (load)
(CDSC) (as a % of purchase or sales price,
whichever is less)                                       None(2)          1.00%            None
Exchange fee                                             None             None             None
Redemption fee (as a percentage of amount
 redeemed within 90 days of purchase, if
 applicable)(3)                                          1.00%            1.00%            1.00%

Annual Fund operating expenses  (expenses that are deducted from Fund assets)(4)

                                                        Class A          Class C          Class Y

Management fees                                          0.95%            0.95%            0.95%
Distribution and/or service (12b-1) fees                 0.25%            1.00%            None
Other expenses(5)                                        0.56%            0.56%            0.56%
Acquired Fund fees and expenses(6)                       0.07%            0.07%            0.07%
                                                         -----            -----            -----
Total annual Fund operating expenses                     1.83%            2.58%            1.58%
                                                         -----            -----            -----
Management fee waiver/expense reimbursements             0.36%            0.36%            0.36%
                                                         -----            -----            -----
Net expenses(7)                                          1.47%            2.22%            1.22%
                                                         -----            -----            -----

     (1)  Securities  dealers or other  financial  institutions,  including  UBS
          Financial  Services  Inc.,  may charge a fee to process a purchase  or redemption of shares.  UBS Financial Services Inc. currently charges a fee of $5.25 for such transactions.

     (2)  Purchases  of $1 million or more that were not  subject to a front-end sales  charge are subject to a 1% CDSC if sold within  one-year of the purchase date.

     (3)  Please  see the  section  entitled  "Redemption  fees" for  additional information concerning the applicability of the redemption fee.

     (4)  The fees and expenses are based on estimates.

     (5)  "Other Expenses" includes, among other expenses, an administrative fee of 0.075% paid by the Fund to UBS Global AM (Americas).

     (6)  "Acquired  Fund  Fees  and  Expenses"  is the  amount  of  the  Fund's proportionate  share of the fees and expenses of the Underlying  Funds and other  investment  companies  that the Fund  indirectly  pays as a result of its investment in the Underlying  Funds and other investment
          companies.   The  Acquired   Fund  fees  and  expenses  are  based  on
          assumptions  as to  the  specific  Underlying  Funds  and  such  other investment  companies  in which the Fund  intends  to  invest  and are estimated amounts for the current fiscal year.

     (7)  The Trust, with respect to the Fund, and the Advisor have entered into a written agreement  pursuant to which the Advisor has agreed to waive a  portion  of  its  management  fees  and/or  to  reimburse  expenses
          (excluding  expenses  incurred through  investment in other investment companies,  securities  loan fees and dividend  expense for securities sold  short) to the  extent  necessary  so that the  Fund's  operating expenses  (excluding  expenses  incurred  through  investment in other investment  companies,  securities loan fees and dividend  expense for securities sold short),  through the fiscal year ending June 30, 2008, do not exceed  1.40% for Class A shares,  2.15% for Class C shares and
          1.15% for Class Y  shares.  Pursuant  to the  written  agreement,  the
          Advisor  is  entitled  to be  reimbursed  for any fees it  waives  and expenses it reimburses for a period of three years  following such fee
          waivers   and   expense   reimbursements   to  the  extent  that  such
          reimbursement  of the  Advisor  by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

                                       11

Example
This  example is intended to help you compare the cost of  investing in the Fund with the cost of  investing in other mutual  funds.  The Fund has not  projected expenses  beyond the three-year  period shown because the Fund had not commenced investment operations as of the date of this prospectus.

The example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then sell all of your shares at the end of those  periods  unless otherwise stated.  The example also assumes that your investment has a 5% return each year and that the Fund's  operating  expenses  remain  the same,  except as described  below.*  Although your actual costs may be higher or lower,  based on these assumptions, your costs would be:

                                                          1 year        3 years

Class A                                                   $  691         $ 1061
Class C (assuming sale of all shares at end of period)    $  325         $  768
Class C (assuming no sale of shares)                      $  225         $  768
Class Y                                                   $  124         $  464

     *    The costs  described in the example  reflect the "Net expenses" of the
          Fund that would  result  from the  contractual  fee waiver and expense reimbursement  agreement  with the Advisor for the first year only and the costs for the 3 years  reflect the "Total  annual  fund  operating expenses" without any fee waiver and/or expense reimbursement.  If the fee waiver and expense  reimbursement  continues in effect beyond this year,  your costs would be expected to be lower than the amounts shown above under the 3 years estimates.

                                       12

Managing your Fund account

Flexible pricing
The Fund  offers  three  classes  of shares - Class A, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your shares of the Fund.  Class Y shares are only  available  to certain types of investors.

The Fund has adopted separate plans pertaining to the Class A and Class C shares of the Fund under rule 12b-1 that allow the Fund to pay service and, for Class C shares,  distribution  fees,  for the sale of the  Fund's  shares  and  services provided to shareholders. Because the 12b-1 fees for Class C shares are paid out of the Fund's assets on an ongoing basis,  over time they will increase the cost of your  investment  and may cost you more than if you paid other types of sales charges, such as the front-end sales charge for Class A shares.

You may  qualify  for a waiver of certain  sales  charges on Class A and Class C shares.  See "Sales charge waivers for Class A and Class C shares" later in this prospectus.  You may also qualify for a reduced  sales charge on Class A shares.
See "Sales charge reductions for Class A shares" later in this prospectus.

Class A shares
Class A shares have a front-end  sales  charge that is included in the  offering price of the Class A shares.  This sales  charge is paid at the time of purchase and is not  invested  in the Fund.  Class A shares pay an annual  service fee of
0.25% of average  net assets,  but they pay no  distribution  fees.  The ongoing expenses for Class A shares are lower than for Class C shares.

The Class A sales charges for the Fund are described in the following table:

Class A sales charges:

                              Sales charge as a         Reallowance to selected
                                percentage of           dealers as percentage of
Amount of investment    offering price   net amount         offereing price
                                         invested
Less than $50,000           5.50%          5.82%                 5.00%
$50,000 to $99,999          4.50           4.71                  4.00
$100,000 to $249,999        3.50           3.63                  3.00
$250,000 to $499,999        2.50           2.56                  2.00
$500,000 to $999,999        2.00           2.04                  1.75
$1,000,000 and over (1)     None           None                  May pay up to
                                                                 1.00(2)

     (1)  A contingent deferred sales charge of 1% of the shares' offering price or the net  asset  value  at the  time  of  sale  by the  shareholder, whichever is less,  is charged on sales of shares made within one year of the purchase  date.  Class A shares  representing  reinvestment  of dividends are not subject to this 1% charge.  Withdrawals in the first year  after  purchase  of up to 12% of the  value of the fund  account under the Fund's  Automatic  Cash  Withdrawal  Plan are not subject to this charge.
     (2)  For sales of $1 million or more, UBS Global Asset Management (US) Inc.
          pays to the dealer an amount based upon the following schedule:  1.00%
          on the first $3 million,  0.75% on the next $2  million,  and 0.50% on the next $5 million.

If you intend to  purchase  more than $5  million of Class A shares,  you should instead purchase Class Y shares, which have lower on-going expenses.

                                       13

Class C shares
Class C shares pay an annual  12b-1  distribution  fee of 0.75% of  average  net assets,  as well as an annual 12b-1  service fee of 0.25% of average net assets.
Class C shares do not  convert to another  class of shares.  This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 1.00%, applicable if you sell your  shares  within  one year of the date you  purchased  them.  We calculate  the deferred  sales charge on sales of Class C shares by  multiplying
1.00% by the lesser of the net asset  value of the Class C shares at the time of purchase or the net asset value at the time of sale.

Sales charge waivers for Class A and Class C shares
Class A front-end sales charge  waivers.  Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

1.   Redemptions  from any  registered  mutual  fund for which UBS Global  Asset
     Management (US) Inc. ("UBS Global AM (US)") or any of its affiliates serves as principal underwriter if you:

     o    Originally paid a front-end sales charge on the shares; and

     o    Reinvest the money within 60 days of the redemption date.

The Fund's  front-end  sales charges will also not apply to Class A purchases by or through:

     1.   Employees of UBS AG and its subsidiaries and members of the employees'
          immediate  families;  and  members of the Board of  Directors/Trustees
          (and former Board  members who retire from such Boards after  December
          1, 2005) of any investment company for which UBS Global AM (US) or any of its affiliates serve as principal underwriter.

     2.   Trust  companies  and bank trust  departments  investing  on behalf of their clients if clients pay the bank or trust company an  asset-based fee for trust or asset management services.

     3.   Retirement plans and deferred  compensation  plans that have assets of at least $1 million or at least 25 eligible employees.

     4.   Broker-dealers and other financial institutions  (including registered investment  advisers and financial  planners) that have entered into a selling  agreement  with  UBS  Global  AM (US) (or  otherwise  have an arrangement with a broker-dealer  or other financial  institution with respect to sales of Fund shares),  on behalf of clients  participating in a fund supermarket, wrap program, or other program in which clients pay a fee  for  advisory  services,  executing  transactions  in  Fund shares, or for otherwise participating in the program.

     5.   Employees  of   broker-dealers   and  other   financial   institutions
          (including registered investment advisers and financial planners) that have  entered  into a selling  agreement  with UBS  Global AM (US) (or
          otherwise   having  an  arrangement  with  a  broker-dealer  or  other financial institution with respect to sales of Fund shares), and their immediate family members, as allowed by the internal policies of their employer.

     6.   Insurance company separate accounts.

     7.   Shareholders  of the  Class N shares  of any UBS  Fund  who held  such shares at the time they were redesignated as Class A shares.

                                       14

     8.   Reinvestment of capital gains distributions and dividends.

     9.   College  savings  plans  organized  under  Section 529 of the Internal
          Revenue Code (the "IRC").

     10.  A UBS  Financial  Services  Inc.  Financial  Advisor who was  formerly employed as an investment  executive with a competing  brokerage firm,
          and

          o    you  were  the  Financial   Advisor's  client  at  the  competing
               brokerage firm;

          o    within 90 days of buying  shares in the Fund,  you sell shares of one or more mutual funds that were  principally  underwritten  by the competing  brokerage firm or its  affiliates,  and you either paid a  sales  charge  to buy  those  shares,  paid a  contingent deferred  sales  charge when  selling  them or held those  shares until the contingent deferred sales charge was waived; and

          o    you  purchase an amount that does not exceed the total  amount of money you received from the sale of the other mutual fund.

Class A and  Class C  shares  contingent  deferred  sales  charge  waivers.  The contingent deferred sales charge will be waived for:

          o    Redemptions  of  Class A  shares  by  former  holders  of Class N shares;

          o    Exchanges  between  funds for which UBS  Global AM (US) or one of its affiliates serves as principal underwriter, if purchasing the same class of shares;

          o    Redemptions  following the death or disability of the shareholder or beneficial owner;

          o    Tax-free  returns of excess  contributions  from employee benefit plans;

          o    Distributions from employee benefit plans, including those due to plan termination or plan transfer;

          o    Redemptions made in connection with the Automatic Cash Withdrawal
               Plan, provided that such redemptions:

               -    are  limited  annually  to no more than 12% of the  original account value;

               -    are made in equal  monthly  amounts,  not to  exceed  1% per month; and

               -    the minimum  account  value at the time the  Automatic  Cash
                    Withdrawal Plan was initiated was no less than $5,000; and

          o    Redemptions of shares purchased through certain retirement plans.

Sales charge reductions for Class A shares
Right of accumulation. A purchaser of Class A shares may qualify for a reduction of the  front-end  sales  charge on  purchases  of Class A shares by combining a current  purchase  with certain  other Class A, Class B, Class C, Class P and/or
Class Y shares of Family  Funds(1)  already owned ("Family  Funds" include other
UBS Funds,  UBS PACE  Select  funds and other funds for which UBS Global AM (US)
serves as principal underwriter). To determine if you qualify for a reduction of the front-end sales charge,  the amount of your current purchase is added to the current  net asset value of your other Class A, Class B, Class C, Class P and/or
Class Y shares, as well as those Class A, Class B, Class C, Class P and/or Class
Y shares of your spouse and  children  under the age of 21 and who reside in the same  household.  If you are the sole owner of a  company,  you may also add any company accounts,  including retirement plan accounts invested in Class A, Class
B, Class C, Class P and/or Class Y shares of the Family  Funds.  Companies  with one or more retirement  plans may add together the total plan assets invested in
Class A, Class B, Class C, Class P and/or  Class Y shares of the Family Funds to determine the front-end  sales charge that applies.  To qualify for the discount on a purchase through a financial  institution,  when each purchase is made, the investor  or  institution  must  provide  UBS  Global  AM (US)  with  sufficient information to verify that the purchase qualifies for the privilege or discount.
The right of accumulation  may be amended or terminated by UBS Global AM (US) at any time as to purchases occurring thereafter.

(1)  Please note that any Family Fund that is a money market fund will not count for  purposes  of the right of  accumulation  discount  or for  purposes of satisfying the forms of a Letter of Intent.

                                       15

Shares purchased through a broker/dealer may be subject to different  procedures concerning Rights of Accumulation.  Please contact your investment  professional for more information.

Letter of intent.  Investors  may also obtain  reduced sales charges for Class A shares for  investments  of a particular  amount by means of a written Letter of
Intent,  which expresses the investor's intention to invest that amount within a period of 13 months in shares of one or more Family  Funds.(1)  Each purchase of
Class A shares  under a Letter of  Intent  will be made at the  public  offering price  applicable  at the time of such purchase to a single  transaction  of the total dollar  amount  indicated in the Letter of Intent.  A Letter of Intent may include  purchases  of Class A, Class C and/or Class Y shares made not more than three months  prior to the date that the  investor  signs a Letter of Intent and during the 13-month period in which the Letter of Intent is in effect;  however, the 13-month period during which the Letter of Intent is in effect will begin on the date on which the Letter of Intent is signed.

Investors  do not receive  credit for shares  purchased by the  reinvestment  of distributions.  Investors  qualifying  for  a  right  of  accumulation  discount
(described previously) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding  obligation  upon the investor to purchase the full amount  indicated.  The minimum  initial  investment  under a Letter of
Intent is 5% of such amount, which must be invested immediately.  Class A shares purchased  with the  first 5% of such  amount  may be held in  escrow  to secure payment of the higher sales charge  applicable to the shares actually  purchased if the full amount  indicated is not purchased.  When the full amount  indicated
has been  purchased,  the escrow will be  released.  If an  investor  desires to redeem  escrowed  shares before the full amount has been  purchased,  the shares will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would apply to the total investment made to date.

Letter  of  Intent  forms  may be  obtained  from  UBS  Global  AM  (US) or from investment professionals. Investors should read the Letter of Intent carefully.

Shares purchased through a broker/dealer may be subject to different  procedures concerning  Letters of Intent.  Please contact your investment  professional for more information.

Note on sales charge reductions and waivers for Class A and Class C shares
Additional  information  concerning  sales  charge  reductions  and  waivers  is available in the Fund's  Statement of  Additional  Information  ("SAI").  If you
think you qualify for any of the sales charge  waivers or  reductions  described previously, you may need to notify and/or provide documentation to UBS Global AM
(US).  You will also need to notify UBS Global AM (US) of the existence of other accounts in which there are holdings  eligible to be  aggregated to meet certain sales  load  breakpoints.  Information  you may need to provide to UBS Global AM
(US) may include:

     o    Information  or records  regarding  shares of the Fund or other  funds held in all accounts at any financial intermediary;

                                       16

     o    Information  or records  regarding  shares of the Fund or other  funds held in any account at any financial  intermediary  by related parties of the shareholder, such as members of the same family; and/or

     o    Any  information  that  may be  necessary  for UBS  Global  AM (US) to determine  your  eligibility  for a  reduction  or  waiver  of a sales charge.

For more  information,  you should contact your investment  professional or call
1-800-647 1568. If you want  information on the Automatic Cash Withdrawal  Plan, see the SAI or contact your investment professional. Also, information regarding the Fund's distribution  arrangements and the applicable sales charge reductions
and  waivers  is  available  on  the  Fund's  Web  Site,  free  of  charge,   at
http://www.ubs.com/globalam.

Class Y shares
Shareholders  pay no front-end  sales  charges on Class Y shares.  However,  UBS
Global AM (US), as principal  underwriter  of the Fund, may make payments out of its own resources,  to affiliated (UBS Financial Services Inc.) and unaffiliated dealers,  pursuant to written dealer agreements as follows:  a one time finder's fee consistent  with the Fund's Class A share  Reallowance to Selected  Dealers'
schedule (see page [___]) and beginning in month 13, an ongoing fee in an amount up to 20 basis  points.  UBS  Global AM (US)  does not make  these  payments  on employee related Class Y share accounts and reserves the right not to make these payments if it determines, in its sole discretion, that a dealer has been acting to the detriment of the Fund.

The following are eligible to purchase Class Y shares:

     o    Shareholders  of the  Class I shares  of any UBS  Fund  who held  such shares as of the date the shares were redesignated Class Y shares;

     o    Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

     o    Retirement  plan  platforms/programs  that  include Fund shares if the platform/program covers plan assets of at least $100 million;

     o    Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

     o    Banks, registered investment advisors and other financial institutions purchasing  fund shares for their  clients as part of a  discretionary asset allocation model portfolio;

     o    College  savings  plans  organized  under  Section  529 of the IRC, if shareholder  servicing  fees  are  paid  exclusively  outside  of  the participating funds;

     o    Other investors as approved by the Fund's Board of Trustees;

     o    Shareholders  who invest a minimum initial amount of $5 million in the
          Fund.  An  institutional  investor may  aggregate  its  holdings  with holdings  of  certain  related  institutional  investors  to meet  the foregoing minimums;

     o    Foundations,   Endowments   and   Religious   and   other   charitable
          organizations  described in Section 501(c)(3) of the IRC that invest a minimum initial amount of $2,500,000;

     o    Employees  of UBS  Global AM  (Americas),  UBS  Global AM (US) or Adam
          Street Partners as long as the employee  establishes an account in his or her name  directly  at the Fund's  transfer  agent and  purchases a minimum initial amount of $50,000; and

     o    Members of the Board of  Directors/Trustees  (and former Board members who retire from such Boards after  December 1, 2005) of any investment company for which UBS Global AM (US) or any of its  affiliates  serves as principal underwriter, subject to a minimum initial purchase amount of $50,000 in an account  established by the member in his or her name directly at the Fund's transfer agent.

                                       17

Class Y shares do not pay  ongoing  12b-1  distribution  or  service  fees.  The ongoing expenses for Class Y shares are the lowest of all the classes.

Buying shares
You can buy Fund shares through your investment  professional at a broker-dealer or other  financial  institution  with  which  UBS  Global  AM (US) has a dealer agreement.

If you wish to invest in other Family Funds, you can do so by:

     o    Contacting your investment  professional  (if you have an account at a financial  institution  that has entered into a dealer  agreement with
          UBS Global AM (US));

     o    Buying shares  through the transfer  agent as described  later in this prospectus; or

     o    Opening an account by exchanging shares from another Family Fund.

Selected  securities  dealers or other  financial  institutions,  including  UBS
Financial Services Inc., may charge a processing fee to confirm a purchase.  UBS
Financial Services Inc. currently charges a fee of $5.25.

The Fund and UBS Global AM (US) reserve the right to reject a purchase  order or suspend the offering of shares.

Through financial institutions/professionals
As mentioned  above, the Fund has entered into one or more sales agreements with brokers,  dealers or other financial  intermediaries  ("Service Providers"),  as well as with financial  institutions (banks and bank trust departments) (each an
"Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the
Authorized Dealer (a "Sub-designee"),  may in some cases be authorized to accept purchase  and  redemption  orders that are in "good form" on behalf of the Fund.
The Fund will be deemed to have received a purchase or redemption order when the
Authorized  Dealer or Sub-designee  receives the order in good form. Such orders will be priced at the Fund's net asset value next  computed  after such order is received in good form by the Authorized Dealer or Subdesignee.  These Authorized
Dealers  may  charge  the  investor  a  transaction  fee or other  fee for their services at the time of purchase.  These fees would not be otherwise  charged if you purchased  shares directly from the Fund. It is the  responsibility  of such
Authorized  Dealers or  Sub-designees  to promptly  forward purchase orders with payments to the Fund.

Additional compensation to affiliated dealer
UBS  Global  AM (US)  pays its  affiliate,  UBS  Financial  Services  Inc.,  the following additional compensation in connection with the sale of Fund shares:

     o    0.05% of the  value  (at the time of sale) of all  shares  of the Fund sold through UBS Financial Services Inc.; and

     o    a monthly  retention  fee at a blended  annual  rate that  consists of
          0.10% of the value of the equity  portion of the Fund's  portfolio and
          0.075%  of the  value  of  the  fixed  income  portion  of the  Fund's portfolio  that are held in a UBS Financial  Services Inc.  account at month-end.

The foregoing payments are made by UBS Global AM (US) out of its own resources.

Minimum investments:
Class A and Class C shares:

To open an account.............. $1,000
To add to an account............   $100

The Fund may waive or reduce these amounts for:

     o    Employees of UBS Global AM (US) or its affiliates; or

                                       18

     o    Participants   in  certain   pension   plans,   retirement   accounts,
          unaffiliated  investment  programs or the Fund's automatic  investment plan.

Market timers. The interests of the Fund's long-term shareholders and the Fund's ability to manage its  investments  may be  adversely  affected  when the Fund's shares  are  repeatedly  bought  and  sold  in  response  to  short-term  market fluctuations--also known as "market timing." Market timing may cause the Fund to have difficulty implementing long-term investment strategies,  because it cannot predict how much cash it will have to invest.  Market  timing also may force the
Fund to sell  portfolio  securities at  disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  Market timing also may  materially increase the Fund's  transaction  costs,  administrative  costs or taxes.  These factors may hurt the Fund's performance and its shareholders.

In addition, the nature of the Fund's portfolio holdings may allow a shareholder to engage in a short-term  trading strategy to take advantage of possible delays between the change in the Fund's  portfolio  holdings and the reflection of that change in the Fund's net asset value (often called  "arbitrage  market timing").
Such a delay  may  occur if the  Fund  has  significant  investments  in  non-US securities, where due to time zone differences, the value of those securities is established  some time before the Fund  calculates its net asset value.  In such circumstances,  the available  market prices for such non-US  securities may not accurately  reflect  the  latest  indications  of  value  at the  time  the Fund calculates its net asset value.  There is a possibility  that  arbitrage  market timing may dilute the value of Fund  shares if  redeeming  shareholders  receive proceeds (and buying  shareholders  receive shares) based upon a net asset value that does not reflect  appropriate  fair value prices.  One of the objectives of the Fund's fair value  pricing  procedures is to minimize the  possibilities  of this type of arbitrage market timing.

The Board of Trustees of the Trust has adopted the following policies as a means to discourage,  detect and prevent market timing.  The Fund will reject purchase orders and  exchanges  into the Fund by any  person,  group or account  that UBS
Global AM (Americas), as the Fund's Advisor and Administrator,  determines to be a market timer.  UBS Global AM  (Americas)  maintains  market timing  prevention procedures  under which it reviews daily reports from the Fund's  transfer agent of all  accounts  that  engaged in  transactions  in Fund  shares  that exceed a specified  monetary  threshold and effected such  transactions  within a certain period of time to evaluate whether any such account had engaged in market timing activity. In evaluating the account transactions,  UBS Global AM (Americas) will consider the potential  harm of the trading or exchange  activity to the Fund or
its  shareholders.   If  UBS  Global  AM  (Americas)  determines,  in  its  sole discretion,  that a shareholder  has engaged in market timing,  the  shareholder will be  permanently  barred from making future  purchases or exchanges into the
Fund.  Additionally,  in making a determination  as to whether a shareholder has engaged in market timing,  the shareholder's  account may be temporarily  barred
from  making   additional   investments  into  the  Fund  pending  a  definitive
determination.  In  addition,  if a  Financial  Advisor  is  identified  as  the
Financial  Advisor of two or more accounts  that have engaged in market  timing,
UBS  Global AM  (Americas)  may  prohibit  the  Financial  Advisor  from  making additional purchases of the Fund on behalf of its clients.

Shares of the Fund may be held through omnibus account  arrangements,  whereby a broker-dealer,  investment  advisor,  retirement plan sponsor or other financial intermediary (each a "Financial Intermediary") maintains an omnibus account with the Fund for  trading  on  behalf  of its  customers  or  participants.  Omnibus
accounts  are  accounts   that   aggregate   the   transactions   of  underlying
shareholders, thus making it difficult to identify individual underlying account holder  activity.  UBS Global AM  (Americas)  reviews  purchase  and  redemption activity  in omnibus  accounts  on a daily  basis to seek to identify an unusual pattern  of trading  activity  within a short  period of time.  If UBS Global AM
(Americas)  detects  an  unusual  pattern  of  trading  activity,  UBS Global AM
(Americas)  will notify the Financial  Intermediary  of the omnibus  account and will request that the Financial  Intermediary provide underlying account detail.
If UBS Global AM (Americas)  identifies market timing activity, it will instruct the Financial  Intermediary  to block the customer or  participant  from further purchases of Fund shares.  In the event that the Financial  Intermediary  cannot identify and block the customer or  participant,  UBS Global AM (Americas)  will require the Financial  Intermediary  to block the  particular  plan from further purchases  of Fund  shares.  UBS  Global AM  (Americas)  also will  periodically request underlying account detail for omnibus accounts for review and analysis.

                                       19

While the Fund will seek to take actions  (directly  and with the  assistance of
Financial Intermediaries) that will detect market timing, the Fund's efforts may not be completely successful in minimizing or eliminating such trading activity.

When it is determined that a Financial  Intermediary's frequent trading policies and procedures  sufficiently protect Fund shareholders,  the Fund and UBS Global
AM (Americas) may rely on the Financial Intermediary's frequent trading policies and procedures with respect to transactions  by shareholders  investing  through the  Financial  Intermediary  rather  than  applying  the Fund's  market  timing prevention procedures.  The determination to rely on a Financial  Intermediary's frequent  trading  policies  and  procedures  will be made after a review of the policies and procedures by the Legal and Compliance Departments of UBS Global AM
(Americas).  The Chief  Compliance  Officer  of UBS  Global AM  (Americas)  will
determine  whether  the  policies  and  procedures   sufficiently  protect  Fund
shareholders.  The  types of  Financial  Intermediaries  that may have  frequent trading  policies and  procedures on which the Fund and UBS Global AM (Americas)
may rely may  include  broker-dealers,  advisers,  clearing  firms,  bank  trust departments,  retirement plan  administrators,  other record keepers and certain wrap fee  program/platforms.  In such cases,  a Financial  Intermediary  through which a shareholder may own Fund shares may impose frequent trading restrictions that differ from those of the Fund.

Certain  types of  transactions  will  also be  exempt  from the  market  timing prevention  procedures.  These exempt transactions are purchases and redemptions through the  Automatic  Cash  Withdrawal  Plan,  purchases  through an automatic investment  plan,  redemptions  by wrap  fee  accounts  that  have an  automatic rebalancing  feature  and that  have been  identified  to the  Fund's  principal underwriter  and transfer  agent,  and purchases and redemptions by UBS funds of funds.

Selling shares
You can sell  your Fund  shares  at any time.  If you own more than one class of shares, you should specify which class you want to sell. If you do not, the Fund will assume that you want to sell shares in the following  order:  Class A, then
Class C, and last, Class Y.

If you want to sell  shares  that you  purchased  recently,  the Fund may  delay payment until it verifies  that it has received  good payment.  If you hold your shares through a financial  institution,  you can sell shares by contacting your investment  professional,  or an  Authorized  Dealer or  Sub-designee,  for more information.  Important note: Each  institution or professional may have its own procedures  and  requirements  for selling  shares and may charge  fees.  If you purchased  shares  through  the  Fund's  transfer  agent,  you may sell  them as explained later in this prospectus.

                                       20

If you sell Class A shares and then  repurchase  Class A shares of the same Fund within 365 days of the sale,  you can reinstate  your account  without  paying a sales charge.

Securities  dealers or other  financial  institutions,  including  UBS Financial
Services Inc., may charge a fee to process a redemption of shares. UBS Financial
Services Inc. currently charges a fee of $5.25.

The Fund  reserves  the right to pay  redemptions  "in kind"  (i.e.,  payment in securities rather than cash) if the investment you are redeeming is large enough to affect  the  Fund's  operations  (for  example,  if it  represents  more than
$250,000 or 1% of the Fund's assets).  In these cases, you might incur brokerage costs converting the securities to cash.

It costs the Fund money to maintain shareholder  accounts.  Therefore,  the Fund reserves the right to repurchase  all shares in any account that has a net asset value of less than $500. Any applicable deferred sales charge may be assessed on such  redemptions.  If the Fund  elects to do this with  your  account,  it will notify you that you can increase  the amount  invested to $500 or more within 60 days.  The Fund will not  repurchase  shares in  accounts  that fall  below $500 solely because of a decrease in the Fund's net asset value.

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person who opens an account.  If you do not provide the information  requested,  the Fund may not be able to maintain your  account.  If the Fund is unable to verify your identity or that of another person(s)  authorized  to act on  your  behalf,  the  Fund  and  UBS  Global  AM
(Americas) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated  after the  determination has been made to close the account.

Redemption fee
If you sell or exchange  any class of shares of the Fund less than 90 days after you  purchased  them, a redemption  fee of 1.00% of the amount sold or exchanged will be deducted at the time of the  transaction,  except as noted  below.  This amount will be paid to the Fund,  not to the Advisor or UBS Global AM (US).  The
redemption fee is designed to offset the costs  associated with  fluctuations in
Fund asset levels and cash flow caused by short-term shareholder trading. Shares held the  longest  will be  redeemed  first  for  purposes  of  calculating  the redemption fee. The redemption fee will not apply to shares of the Fund that:

     o    are  held  in  certain   omnibus   accounts   of   certain   Financial
          Intermediaries,  such as broker-dealers or qualified  retirement plans including 401(k), 403(b) or 457 plans or plans administered as college savings  programs under Section 529 of the IRC, if those  institutions have not  implemented  the system  changes  necessary to be capable of
          processing  the  redemption  fee.   However,   account  holders  whose
          investments in the Fund are held in omnibus  accounts  through certain other Financial Intermediaries may be subject to the redemption fee on terms that are generally in accordance  with the  redemption fee terms as  described  in this  prospectus  but that  may  differ  in  certain details.  For certain  retirement plans treated as omnibus accounts by the Fund's transfer agent or principal underwriter, the redemption fee will be waived on non-participant initiated exchanges or redemptions;

     o    are sold or exchanged under automatic withdrawal plans;

                                       21

     o    are held by investors in certain asset allocation  programs that offer automatic  rebalancing or wrap-fee or similar  fee-based  programs and that have been  identified  to the Fund's  principal  underwriter  and transfer  agent,  except  to the  extent  that  transactions  in those programs are shareholder initiated;

     o    are sold due to death or disability of the shareholder; or

     o    UBS Global AM (Americas), in its sole discretion, deems reasonable, in light of the circumstances.

Exchanging shares
You may  exchange  Class A or Class C shares of the Fund for  shares of the same class of most other Family Funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares but shareholders may be subject to a redemption fee as noted
above.  Also,  you may have to pay a deferred sales charge if you later sell the shares you acquired in the  exchange.  A fund will use the date of your original share  purchase to determine  whether you must pay a deferred  sales charge when you sell the shares of the fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if the value of shares you exchange is not as large as the minimum investment amount in that other fund.

You may  exchange  shares of one fund for shares of another  fund only after the first purchase has settled and the first fund has received your payment.

If you hold your Fund shares through a financial  institution,  you may exchange your shares by placing an order with that  institution.  If you hold Fund shares through the Fund's  transfer  agent,  you may exchange  your shares as explained below.

The Fund may modify or terminate the exchange privilege at any time.

Transfer agent
If you wish to invest in this Fund or any other of the Family Funds  through the
Fund's  transfer  agent,  PFPC Inc.,  you can obtain an  application  by calling
1-800-647  1568. You must complete and sign the  application  and mail it, along with a check to the transfer agent.

You may also sell or  exchange  your  shares by writing  to the Fund's  transfer agent. Your letter must include:

     o    Your name and address;

     o    Your account number;

     o    The name of the fund whose shares you are selling,  and if  exchanging shares, the name of the fund whose shares you want to buy;

     o    The  dollar  amount  or  number  of  shares  you  want to sell  and/or exchange; and

     o    A  guarantee  of  each  registered  owner's  signature.   A  signature
          guarantee may be obtained from a financial institution, broker, dealer or  clearing  agency  that is a  participant  in one of the  medallion programs  recognized by the Securities  Transfer  Agents  Association.
          These are: Securities Transfer Agents Medallion Program (STAMP), Stock
          Exchanges  Medallion  Program  (SEMP) and the New York Stock  Exchange
          Medallion  Signature Program (MSP). The Fund will not accept signature guarantees that are not part of these programs.

Applications  to purchase  shares (along with a check),  and letters  requesting redemptions  of shares or exchanges of shares  through the transfer agent should be mailed to:

                                       22

PFPC Inc.
UBS Global Asset Management
P.O. Box 9786
Providence, RI  02940

You do not have to complete an application when you make additional  investments in the Fund.

Transfer of accounts
If you hold  Class  A,  Class C or  Class Y  shares  of the Fund in a  brokerage account and you  transfer  your  brokerage  account to another  firm,  your Fund shares will be moved to an account with PFPC Inc.,  the Fund's  transfer  agent.
However,  if the other firm has entered into a dealer agreement  relating to the
Fund with UBS Global AM (US), the Fund's principal underwriter,  you may be able to hold Fund shares in an account with the other firm.

Pricing and valuation
The price at which you may buy, sell or exchange Fund shares is based on the net asset value per share.  The Fund calculates net asset value on days that the New
York Stock  Exchange  ("NYSE")  is open.  The Fund  calculates  net asset  value separately  for  each  class  as of the  close of  regular  trading  on the NYSE
(generally,  4:00 p.m.,  Eastern  time).  The NYSE normally is not open, and the
Fund does not price its shares, on most national holidays and on Good Friday.

Your price for buying, selling or exchanging shares of the Fund will be based on the net asset value  (adjusted for any  applicable  sales charges and redemption fees)  that is next  calculated  after  the Fund  (or an  Authorized  Dealer  or
Sub-designee)  receives your order in good form. If you place your order through a financial institution,  your investment professional is responsible for making sure that your order is promptly sent to the Fund.

The Fund calculates its net asset value based on the current market value of its portfolio securities. The Fund normally obtains market values for its securities from independent  pricing services that use reported last sales prices or if the price obtained is unreliable, current market quotations or, if market prices are not readily available, valuations from computerized "matrix" systems that derive values based on  comparable  securities,  except with  respect to obtaining  the market price of Underlying Funds, which is described below. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value  determined  by or under the direction of the
Trust's Board of Trustees.  The Fund normally uses the amortized  cost method to value short-term obligations that will mature in 60 days or less.

The Trust's Board of Trustees has  delegated to the UBS Global Asset  Management
Funds'   Valuation   Committee   the   responsibility   for  making  fair  value
determinations  with respect to the Fund's  portfolio  securities.  The types of securities for which such fair value pricing may be necessary  include,  but are not limited to: foreign securities under some circumstances, as discussed below;
securities of an issuer that has entered into a restructuring;  securities whose trading  has been  halted  or  suspended;  fixed-income  securities  that are in default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.  The need to fair value the Fund's portfolio  securities may also result from low trading volume in foreign markets or thinly traded domestic  securities,  and when a security subject to a trading limit or  collar on the  exchange  or  market  on which it is  primarily  traded reaches  the "limit up" or "limit  down" price and no trading has taken place at that price.

The Fund  expects to price  most of its  portfolio  securities  based on current market value,  as discussed  previously.  Securities and assets for which market quotations  are not  readily  available  may be  valued  based  upon  appraisals received from a pricing  service using a  computerized  matrix system or formula method that takes into consideration market indices,  matrices, yield curves and other specific adjustments.  This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula  method  not  been  used.  Securities  also  may be  valued  based  upon
appraisals   derived  from  information   concerning  the  security  or  similar
securities  received from recognized  dealers in those  securities.  If the Fund concludes  that a market  quotation  is not  readily  available  for a portfolio security for any number of reasons,  including the  occurrence of a "significant event"  (e.g.,  natural  disaster or  governmental  action),  after the close of trading in its  principal  domestic  or  foreign  market but before the close of regular  trading on the NYSE,  the Fund will use fair  value  methods to reflect those events.  This policy is intended to assure that the Fund's net asset value fairly reflects security values as of the time of pricing. The Fund also may use a systematic  fair valuation  model  provided by an  independent  third party in order to adjust  the last  sales  prices  of  securities  principally  traded in foreign markets because such last sales prices may no longer reflect the current market  value of such  foreign  securities  at the time that the Fund prices its shares.

                                       23

Valuing  securities  at fair value  involves  greater  reliance on judgment than valuing  securities that have readily  available market  quotations.  Fair value determinations  can also involve  reliance on quantitative  models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the  fair  value  assigned  to a  security  if it were to sell the  security  at approximately  the time at which the Fund  determines  its net  asset  value per share.  As a result,  the Fund's sale or  redemption  of its shares at net asset value,  at a time when a holding or holdings are valued at fair value,  may have the  effect  of  diluting  or  increasing  the  economic  interest  of  existing shareholders.

The Fund may invest in securities  that trade  primarily in foreign markets that trade on  weekends  or other days on which the Fund does not  calculate  its net asset value. As a result, the Fund's net asset value may change on days when you will not be able to buy and sell your Fund shares.

The Fund's portfolio  securities may also consist of shares of Underlying Funds.
The value of each  Underlying  Fund will be its net asset  value at the time the
Fund's shares are priced.  The Underlying  Funds calculate their net asset value based on the current market value for their portfolio securities. The Underlying
Funds value securities in the same manner as the Fund described above.

                                       24

Management

Investment advisor
UBS Global Asset  Management  (Americas) Inc. ("UBS Global AM (Americas)" or the
"Advisor"),  a Delaware corporation located at One North Wacker Drive,  Chicago,
IL 60606,  is an  investment  advisor  registered  with the SEC.  UBS  Global AM
(Americas)  serves  as the  investment  advisor  to the  Fund  by  managing  the investment of assets of the Fund. [TO BE PROVIDED IN RULE 485(b)  FILING:  As of
March 31, 2007, the Advisor had  approximately  $[____]  billion in assets under management.  The  Advisor is an  indirect,  wholly  owned  subsidiary  of UBS AG
("UBS")  and a member of the UBS Global  Asset  Management  Division,  which had approximately  $[____] billion in assets under management as of March 31, 2007.]
UBS is an internationally  diversified organization  headquartered in Zurich and
Basel,  Switzerland,  with  operations in many areas of the  financial  services industry.

The Fund had not yet commenced  operations as of the date of this prospectus.  A discussion regarding the basis for the Board of Trustees' annual approval of the investment  advisory  agreement  between  the Trust and Advisor on behalf of the
Fund will be available in future annual or semiannual reports to shareholders of the Fund.

Portfolio management
Brian D.  Singer is the lead  portfolio  manager  for the Fund.  Mr.  Singer has access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the portfolio over which he or she has independent  responsibility for research,  security selection, and portfolio  construction.  The  team  members  also  have  access  to  additional portfolio  managers and analysts within the various asset classes and markets in which the Fund invests.  Mr. Singer,  as lead portfolio  manager and coordinator for  management  of the Fund,  has  responsibility  for  allocating  the  Fund's portfolio  among the various  managers and analysts,  occasionally  implementing trades on behalf of analysts on the team and reviewing  the overall  composition of the portfolio to ensure its compliance with its stated investment  objectives and strategies. Information about Mr. Singer is provided below.

Brian D. Singer is the Chief Investment Officer,  Americas,  at UBS Global Asset
Management. Mr. Singer is a member of the UBS Group Managing Board of UBS Global
Asset  Management  (Americas)  and  portfolio  manager  of the  Fund  since  its inception.

The  Fund's  SAI  provides  information  about the  Fund's  portfolio  manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

Advisory fees
The  investment  advisory  fee  (expressed  as a monthly  fee at an annual  rate multiplied  by the average daily net assets of the Fund) payable to the Advisor, before fee waivers  and/or  expense  reimbursements  is 0.95%.  For  purposes of calculating  such fee, the Fund's  average daily net assets will be deemed to be the average  daily value of the Fund's  total assets minus the sum of the Fund's liabilities (which liabilities exclude the aggregate amount of any borrowing).

The Advisor has contractually  agreed to waive its fees and/or reimburse certain expenses  so that the total  operating  expenses  of the Fund do not  exceed the amounts listed in the footnote to the Fund's Expense Table.  The contractual fee waiver  and/or  expense  reimbursement  agreement  will  remain in place for the
Fund's fiscal year ending June 30, 2008.  Thereafter,  the expense limit for the
Fund will be reviewed each year, at which time the  continuation  of the expense limit  will  be  discussed  by the  Advisor  and  the  Board  of  Trustees.  The
contractual  fee waiver  agreement also provides that the Advisor is entitled to reimbursement  of fees it waived and/or  expenses it reimbursed  for a period of three years following such fee waivers and expense reimbursements, provided that the  reimbursement by the Fund of the Advisor will not cause the total operating expense ratio to exceed the  contractual  limit as then may be in effect for the
Fund.

                                       25

Administrator
UBS Global AM (Americas) is also the  administrator  of the Fund.  The Fund pays
UBS Global AM (Americas) an annual  contract rate of 0.075% of its average daily net assets for administrative services.

Disclosure of portfolio holdings
The Fund will generally post on its Web Site at http://www.ubs.com/globalam, the ten largest stock  portfolio  holdings of the Fund, and the percentage that each of these holdings  represents of the Fund's total assets,  as of the most recent calendar-quarter  end, 25 calendar  days after the end of the calendar  quarter.
The Fund will file its complete schedule of portfolio  holdings with the SEC for the first and third  quarters of each fiscal year on Form N-Q.  The Fund's Forms
N-Q are available on the SEC's Web Site at www.sec.gov. The Fund's Forms N-Q may
be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C.
Information on the operation of the SEC's Public  Reference Room may be obtained by calling 202-551 8090.  Additionally,  you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568. The Fund's complete schedule of portfolio  holdings  for the second and fourth  quarters  of each fiscal year is filed  with the SEC on Form  N-CSR and  appears  in the  semiannual  and  annual reports,  respectively,  sent to shareholders. The semiannual and annual reports
for   the   Fund    will   be    posted    on   the    Fund's    Web   Site   at
http://www.ubs.com/globalam.  Please consult the Fund's SAI for a description of the policies  and  procedures  that govern  disclosure  of the Fund's  portfolio holdings.

                                       26

Dividends and taxes

Dividends and distributions
Income  dividends are normally  declared,  and paid, by the Fund  annually.  Net realized  capital gains, if any, are declared and  distributed in December.  The amount of any  distributions  will vary, and there is no guarantee that the Fund will pay either income dividends or capital gain distributions.

Classes with higher  expenses are expected to have lower income  dividends.  For example,  Class C shares are expected to have the lowest dividends of the Fund's shares, while Class Y shares are expected to have the highest.

You will receive income  dividends and capital gain  distributions in additional shares  of the  same  class  of the  Fund  unless  you  notify  your  investment professional  or the Fund in  writing  that you elect to  receive  them in cash.
Clients who own Fund shares  through  certain wrap fee programs may not have the option of electing to receive  dividends  in cash.  Distribution  options may be
changed  at  any  time  by  requesting  a  change  in  writing.   Dividends  and
distributions  are  reinvested on the  reinvestment  date at the net asset value determined at the close of business on that date.

If you are a taxable  investor and invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your  investment  back in the form of a  taxable  distribution.  This is known as "buying a dividend."

Taxes
The Fund intends to qualify each year as a regulated  investment  company  under
Subchapter M of the IRC. As such,  the Fund generally pays no federal income tax on the income and gains it distributes to you. In general,  if you are a taxable investor,  Fund  distributions  are taxable to you as either  ordinary income or capital  gains.  This  is  true  whether  you  reinvest  your  distributions  in additional Fund shares or receive them in cash. Every January,  you will receive a statement  that shows the tax status of  distributions  you  received  for the previous  calendar year.  Distributions  declared in December to shareholders of record in such month,  but paid in January,  are taxable as if they were paid in
December.

The Fund may reclassify  income after your tax reporting  statement is mailed to you. This can result from the rules in the IRC that effectively prevent the Fund from ascertaining with certainty, until after the calendar year end, and in some
cases  the  Fund's   fiscal  year  end,  the  final  amount  and   character  of
distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, the Fund makes every effort to search for
reclassified   income  to  reduce  the  number  of  corrected  forms  mailed  to shareholders.  However, when necessary,  the Fund will send you a corrected Form
1099-DIV to reflect reclassified information.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term capital gains rates,  provided certain holding period requirements are met.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

                                       27

If you are a taxable  investor,  when you sell your shares in the Fund,  you may realize a capital  gain or loss.  For tax  purposes,  an  exchange  of your Fund shares for shares of a  different  Family  Fund is the same as a sale.  Any loss incurred  on sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain  distributions received with respect to such shares.

Fund  distributions  and gains from the sale of your Fund shares  generally  are subject  to state  and  local  taxes.  Any  foreign  taxes  the Fund pays on its investments may be passed through to you as a foreign tax credit.

Taxable  ordinary  distributions  to  non-US  investors  may  be  subject  to US withholding at a 30% or lower treaty tax rate. Distributions to non-US investors from  short-term  capital gains and interest income from US sources are expected to be  subject  to US  withholding  tax  because  certain  detailed  information necessary  for an  exemption  is not  maintained  by the Fund or  expected to be available.  Non-US investors are subject to back-up withholding at a rate of 28%
on  distributions  and  redemption  proceeds paid to a shareholder  who fails to certify that they are not a US person.  Non-US  investors also may be subject to
US estate tax and are subject to special US tax certification requirements.

Income received  directly by the Fund from certain equity  interests in mortgage pooling  vehicles,  or indirectly  from an Underlying  Fund that invests in such mortgage pooling vehicles is treated as "excess  inclusion  income." The Fund or an  Underlying  Fund may  derive  such  income  either as a result of its direct investment in such  interests or,  indirectly,  through its  investment in REITs that hold such  interests or otherwise  qualify as taxable  mortgage  pools.  In general,  this income is required to be reported to Fund  shareholders  that are not  disqualified  organizations  (as defined  below) in proportion to dividends paid with the same  consequences as if the  shareholders  directly  received the excess inclusion income.  Excess inclusion income (i) may not be offset with net operating losses,  (ii) represents  unrelated  business taxable income (UBTI) in the hands of a tax-exempt  shareholder that is not a disqualified  organization, and (iii) is subject to withholding tax, without regard to otherwise  applicable exemptions  or rate  reductions,  to the extent  such income is  allocable  to a shareholder  who is not a U.S.  person.  The Fund must pay the tax on its excess inclusion  income  that is  allocable  to  "disqualified  organizations,"  which
generally  are  certain  cooperatives,   governmental  entities  and  tax-exempt
organizations  that are not subject to tax on UBTI.  To the extent that the Fund shares  owned  by a  disqualified  organization  are  held in  record  name by a broker/dealer or other nominee,  the Fund must inform the broker/dealer or other nominee of the excess inclusion  income allocable to them and the  broker/dealer or other nominee must pay the tax on the portion of the Fund's excess  inclusion income allocable to them on behalf of the disqualified organizations.

This  discussion of "Dividends  and Taxes" is not intended or written to be used as tax advice.  Because  everyone's tax situation is unique,  you should consult your tax advisor about the federal,  state, local or foreign tax consequences of your investment in the Fund.

                                       28

Supplemental Advisor Performance Information

Because the Advisor has managed an offshore private  investment pool for several years in a  substantially  similar  manner to the way in which the Advisor  will manage the Fund,  the following  supplemental  performance  information is being provided  to assist  prospective  investors  in making  an  informed  investment decision. The tables on the following pages provide performance  information for an offshore  private  investment pool managed by the Advisor with  substantially similar investment  objectives,  policies and investment  strategies as the Fund
("Global  Frontier  Composite  Performance").   The  Global  Frontier  Composite
Performance was obtained from the records maintained by the Advisor. The Advisor does not currently,  nor has in the past,  managed any other accounts other than the offshore private investment pool included in the Global Frontier  Composite, that have substantially similar investment  objectives,  policies and investment strategies as the Fund.

The Global  Frontier  Composite  Performance  is  adjusted to reflect the Fund's
Class A estimated net  expenses,  which  include the effect of  contractual  fee waivers and expense  reimbursements.  The following  presentation also shows the
Global  Frontier  Composite  Performance  adjusted to reflect the Fund's Class A estimated net expenses, which includes the effect of contractual fee waivers and expense  reimbursements  and also reflects the Class A front-end sales charge of
5.50%.  The  performance  of the GSMI Mutual Fund Index and the MSCI World Index
Free (net US), the Fund's benchmark,  not adjusted for any fees or expenses,  is also provided.

Please note that the Global Frontier Composite Performance is not the Fund's own
historical performance.  The Global Frontier Composite Performance should not be considered  a substitute  for the Fund's  performance,  and the Global  Frontier
Composite  Performance  is not  necessarily  an  indication of the Fund's future performance.  The  offshore  private  investment  pool  included  in the  Global
Frontier   Composite  was  not  subject  to  certain   investment   limitations,
diversification  requirements and other restrictions  imposed on mutual funds by the US  securities  and tax  laws,  which,  if  applicable,  may have  adversely affected the performance of the offshore private investment pool.

The Global Frontier Composite Performance may be calculated differently than the method  used  for  calculating  Fund  performance  pursuant  to SEC  guidelines.
Investment results are time-weighted performance calculations representing total return.  Returns are calculated using geometric linking of monthly returns.  The
Global Frontier  Composite  Performance is valued at least monthly,  taking into account cash flows.  All realized and  unrealized  capital gains and losses,  as well as all dividends  and interest  from  investments  and cash  balances,  are included.  Interest income from fixed income  securities is accrued,  and equity dividends are accrued as of the ex-dividend  date.  Investment  transactions are accounted for on a trade date basis. The Global Frontier  Composite  Performance is included beginning with the first full month of performance to the present.

                                       29

[Insert Line Graph]

Composite Performance - Global Frontier Composite Performance
March 31, 1999 through December 31, 2006

Year                           Net with    Net without    Gross    GSMI Mutual  MSCI World
                              sales load   sales load              Fund Index   Index Free
                                 (1)          (2)                      (3)      (net US)(4)

----------------------------- ----------- ------------ -----------  --------- -----------
1 year                           9.21%       15.56%       17.16%      4.84%      20.42%
----------------------------- ----------- ------------ -----------  --------- -----------
5 years                         12.63%       13.91%       15.49%      9.85%      10.30%
----------------------------- ----------- ------------ -----------  --------- -----------
Since inception (03/31/99)       9.40%       10.21%       11.74%      6.20%       4.71%
----------------------------- ----------- ------------ -----------  --------- -----------

Composite Performance - Global Frontier Composite Performance
March 31, 1999 through December 31, 2006

--------------- ------------- -------------- -------------- ------------- --------------
Period ending    Net with       Net without       Gross      GSMI Mutual    MSCI World
December 31     sales load      sales load                   Fund Index     Index Free
                   (1)             (2)                          (3)         (net US)(4)
--------------- ------------- -------------- -------------- ------------- --------------
1999(5)             -3.86%          1.74%          2.80%        14.76%         20.77%
--------------- ------------- -------------- -------------- ------------- --------------
2000                 0.61%          6.47%          7.95%        -6.11%        -13.08%
--------------- ------------- -------------- -------------- ------------- --------------
2001                -3.39%          2.23%          3.66%        -7.50%        -16.63%
--------------- ------------- -------------- -------------- ------------- --------------
2002               -10.89%         -5.70%         -4.37%        -8.27%        -19.65%
--------------- ------------- -------------- -------------- ------------- --------------
2003                30.62%         38.22%         40.11%        26.53%         33.54%
--------------- ------------- -------------- -------------- ------------- --------------
2004                12.00%         18.52%         20.16%        12.60%         15.03%
--------------- ------------- -------------- -------------- ------------- --------------
2005                 1.52%          7.43%          8.93%         6.58%          9.82%
--------------- ------------- -------------- -------------- ------------- --------------
2006                 9.21%         15.56%         17.16%        14.84%         20.42%
--------------- ------------- -------------- -------------- ------------- --------------

(1)  Adjusted to reflect Class A shares'  estimated net expenses and the maximum front-end sales charge.
(2)  Adjusted to reflect Class A shares' estimated net expenses but not adjusted to reflect the maximum front-end sales charge.
(3)  The GSMI Mutual Fund Index is an unmanaged  index  compiled by the Advisor, constructed currently as follows: 40% Russell 3000 Index, 22% MSCI World ex
     USA Index,  21% Citigroup Broad  Investment  Grade Bond Index, 9% Citigroup
     Non-US World  Government Bond Index,  2% J.P. Morgan Emerging  Markets Bond
     Index Global,  3% MSCI Emerging Markets Index (net US) and 3% Merrill Lynch
     US  High  Yield  Cash  Pay  Constrained   Index.  The  percentages  may  be
     periodically  re-weighted to reflect changing capital market  expectations.
     On December 1, 2003,  the 40% Russell 3000 Index  replaced the 40% Wilshire
     5000 Index, and on June 1, 2005 the 3% Merrill Lynch US High Yield Cash Pay
     Constrained Index replaced the Merrill Lynch US High Yield Cash Pay Index.
(4)  The MSCI World Index Free (net US) is a broad-based  securities  index that represents  the US and developed  international  equity markets in terms of capitalization and performance.  It is designed to provide a representative total return for all major stock  exchanges  located inside and outside the
     United States.  This benchmark has been  calculated net of withholding  tax from a US perspective.
(5)  Performance  is  presented  for April 1, 1999  through  December  31, 1999.
     Returns for this period have not been annualized.

                                       30

Financial highlights

No  financial  information  is  presented  for the  Fund as it was not  publicly offered prior to the date of this prospectus.

                                       31

Funds' Privacy Notice

This notice  describes  the privacy  policy of the UBS Family of Funds,  the UBS
PACE Funds and all  closed-end  funds  managed by UBS  Global  Asset  Management
(collectively,  the "Funds"). The Funds are committed to protecting the personal information that they collect about individuals who are prospective,  current or former investors.

The  Funds  collect  personal  information  in order  to  process  requests  and transactions and to provide customer  service.  Personal  information,  which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information,  other Fund holdings and any  affiliation  the  person  has  with  UBS  Financial  Services  Inc.  or its subsidiaries  ("Personal  Information").  The Funds  limit  access  to  Personal
Information to those  individuals who need to know that  information in order to process  transactions and service  accounts.  These  individuals are required to maintain  and protect the  confidentiality  of Personal  Information.  The Funds maintain  physical,  electronic  and procedural  safeguards to protect  Personal
Information. The Funds may share Personal Information described above with their affiliates for marketing and other business purposes,  such as to facilitate the servicing of accounts.  The Funds may share Personal Information described above with a  non-affiliated  third  party if the entity is under  contract to perform transaction processing or to service and maintain shareholder accounts on behalf of the Funds and  otherwise as permitted by law. Any such  contract will include provisions  designed to ensure  that the third  party will  uphold and  maintain privacy  standards  when  handling  Personal  Information.  The  Funds  may also
disclose  Personal   Information  to  regulatory   authorities  as  required  by
applicable law.  Except as described in this privacy notice,  the Funds will not use Personal  Information  for any other purpose  unless the Funds  describe how such Personal  Information  will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them. The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal  Information  needs to be corrected or updated.  Please call  1-800-647  1568 with any  questions or concerns  regarding  your  Personal
Information or this privacy notice.

[Insert UBS Logo]

The UBS Funds
UBS Global Frontier Fund
Prospectus
[_______], 2007

If you want more  information  about  the  Fund,  the  following  documents  are available free upon request:

Annual/semiannual reports
Additional  information  about the Fund's  investments  will be available in the
Fund's annual and  semiannual  reports to  shareholders.  As of the date of this prospectus, annual and semiannual reports are not yet available because the Fund had not yet commenced operations.

Statement of additional information (SAI)
The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus  (i.e.,  it is legally  considered a part of this prospectus).

You may discuss your  questions  about the Fund by  contacting  your  investment professional.  You may obtain  free copies of the Fund's  annual and  semiannual reports and the SAI by contacting the Fund directly at 1-800-647  1568.  Because of limited  investor  requests for the SAI and the availability of the SAI via a toll free number, the Advisor has not made the SAI available on its Web Site.

You may  review  and copy  information  about  the Fund,  including  shareholder reports and the SAI, at the Public  Reference  Room of the U.S.  Securities  and
Exchange  Commission (SEC) in Washington,  D.C. You may obtain information about the operations of the SEC's Public  Reference Room by calling the SEC at 202-551
8090. You may get copies of reports and other information about the Fund:

     o    For a fee, by electronic request at  publicinfo@sec.gov  or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

     o    Free  from the  EDGAR  Database  on the  SEC's  Internet  Web Site at:
          http://www.sec.gov.

The UBS Funds
Investment Company Act File No. 811-6637

(C)2007 UBS Global Asset Management (Americas) Inc.
All rights reserved.

                                            Subject to Completion April 10, 2007
UBS Funds
UBS Global Frontier Fund
Statement of Additional Information
Dated [____________, 2007]

One North Wacker Drive
Chicago, Illinois 60606

The UBS Global  Frontier  Fund (the  "Fund")  is a series of The UBS  Funds,  an open-end management investment company (the "Trust").

UBS Global Asset Management (Americas) Inc., an indirect wholly owned subsidiary of UBS AG ("UBS"),  serves as the investment  advisor and  administrator for the
Fund. UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") serves as the underwriter  for the  Fund.  UBS  Global  AM (US) is an  indirect  wholly  owned subsidiary of UBS.

This SAI is not a  prospectus  and should be read only in  conjunction  with the
Fund's current Prospectus, dated [____________,  2007]. A copy of the Prospectus may be obtained by calling your investment  professional or by calling the Trust toll-free at 1-800-647 1568. The Prospectus  contains more complete  information about the Fund. You should read it carefully before investing.

The information in this Statement of Additional  Information is not complete and may be  changed.  These  securities  may  not be  sold  until  the  registration statement filed with the U.S.  Securities and Exchange  Commission is effective.
The Statement of Additional Information is not an offer to sell these securities and is not  soliciting  an offer to buy these  securities in any state where the offer or sale is not permitted.

Table of contents                                                                                          Page

                                       i

Information about Independent Trustee ownership of securities issued by UBS Global AM (Americas)

                                       ii

General information about the Trust
The Trust currently offers shares of the following nineteen series, representing
separate  portfolios  of  investments:   UBS  Dynamic  Alpha  Fund,  UBS  Global
Allocation Fund, UBS Emerging Markets Equity Fund, UBS Global Frontier Fund, UBS
Global Equity Fund, UBS  International  Equity Fund, UBS U.S. Equity Alpha Fund,
UBS U.S.  Large Cap Equity Fund,  UBS U.S. Large Cap Growth Fund, UBS U.S. Large
Cap Value Equity Fund, UBS U.S. Mid Cap Growth Equity Fund, UBS U.S. Real Estate
Equity Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Small Cap Growth Fund, UBS
Absolute Return Bond Fund, UBS Emerging Markets Debt Fund, UBS Global Bond Fund,
UBS High Yield Fund and UBS U.S.  Bond Fund.  This SAI relates to the UBS Global
Frontier  Fund (the "Fund")  only.  The Fund  currently  offers three classes of shares: the Class A shares,  the Class C shares and the Class Y shares.  Class A shares have a  front-end  sales  charge,  a  contingent  deferred  sales  charge
("CDSC") on  purchases  over $1 million and sold within one year of the purchase date,  and are  subject to annual  12b-1 plan  service  fees of 0.25% of average daily net assets.  Class C shares  have a CDSC and are  subject to annual  12b-1 plan  distribution  fees of 0.75% of average daily net assets, as well as annual
12b-1 plan  service fees of 0.25% of average  daily net assets.  Class Y shares, which are designed primarily for institutional investors,  have no sales charges and are not  subject  to annual  12b-1  plan  expenses.  The Trust is a Delaware statutory trust organized on August 13, 1993.

Diversification status
The Fund is  classified  as  "non-diversified"  for  purposes of the  Investment
Company Act of 1940,  as amended (the  "Act"),  which means that the Fund is not limited by the Act with regard to the portion of its assets that may be invested in the  securities  of a  single  issuer.  To the  extent  that  the  Fund  as a non-diversified  Fund makes  investments  in excess of 5% of its total assets in the securities of a particular issuer, its exposure to the risks associated with that issuer is  increased.  Because  the Fund may invest in a limited  number of issuers,  the  performance  of particular  securities  may adversely  affect the performance  of the Fund or subject the Fund to greater  price  volatility  than that experienced by diversified investment companies.

General definitions
As used throughout this SAI, the following terms shall have the meanings listed:

"Act" shall mean the Investment Company Act of 1940, as amended.

"Administrator"  or "UBS  Global AM  (Americas)"  shall  mean UBS  Global  Asset
Management (Americas) Inc., which serves as the Fund's administrator.

"Advisor" or "UBS Global AM (Americas)"  shall mean UBS Global Asset  Management
(Americas) Inc., which serves as the Fund's investment advisor.

"Board" shall mean the Board of Trustees of the Trust.

"Code" shall mean the Internal Revenue Code of 1986, as amended.

"Family  Funds"  shall mean the Fund and other funds for which UBS Global  Asset
Management (US) Inc. or any of its affiliates serves as principal underwriter.

"Fund" shall mean the UBS Global Frontier Fund.

"Moody's" shall mean Moody's Investors Service, Inc.

"SEC" shall mean the U.S. Securities and Exchange Commission.

                                       1

"S&P" shall mean Standard & Poor's Ratings Group.

"Trust"  shall mean The UBS Funds,  an open-end  management  investment  company registered under the Act.

"Underwriter"  or "UBS  Global AM (US)" shall mean UBS Global  Asset  Management
(US) Inc., which serves as the Fund's underwriter.

"1933 Act" shall mean the Securities Act of 1933, as amended.

Investment strategies

The following  discussion of investment  techniques and instruments  supplements and should be read in conjunction with the investment objective and policies set forth in the Fund's Prospectus. The investment practices described below, except for the  discussion of  percentage  limitations  with respect to portfolio  loan transactions and borrowing,  are not fundamental and may be changed by the Board without the  approval of the  shareholders.  As  discussed  below,  the Fund may invest  directly in securities and financial  instruments  and/or  indirectly in such investments by investing in shares of open-end investment companies advised by the Advisor to the extent  permitted  by an exemptive  order  received by the
Fund.  Such  investment  companies  advised by the Advisor in which the Fund may invest have similar risks and limitations as the Fund described below.

Asset allocation and leveraging mechanisms
As set forth in the  Fund's  Prospectus,  under  normal  market  conditions,  to
achieve  the  Fund's  investment   objective  the  Advisor  employs  its  global
securities strategy ("Global Securities (Allocation) Strategy"),  which utilizes active asset  allocation  strategies  across  various asset classes based on the
Advisor's  assessment of prevailing market conditions in the US and abroad.  The
Advisor enhances its Global Securities (Allocation) Strategy with respect to the
Fund by increasing the Fund's  exposure to the global markets through the use of leverage  to achieve  higher  returns  than the Global  Securities  (Allocation)
Strategy with equity-like risk. The Global Securities  (Allocation)  Strategy is currently utilized by other funds and products managed by the Advisor, including the UBS  Global  Allocation  Fund,  a series of the  Trust,  and the UBS  Global
Securities  Relationship  Fund,  a series of UBS  Relationship  Funds  (the "GSR
Fund").

The  "strategy  ranges"  indicated  below are the ranges among the various asset classes  within  which the Fund  generally  expects  to  allocate  its assets in connection with its use of the Global Securities (Allocation) Strategy. The Fund
may exceed these strategy ranges and may modify them in the future.

Asset class                                   Strategy ranges
US equities                                   10 to 70%
International equities                        0 to 52%
Emerging markets equities                     0 to 13%
US fixed income                               0 to 51%
International fixed income                    0 to 39%
Emerging markets fixed income                 0 to 12%
US high yield fixed income                    0 to 13%
Cash equivalents                              0 to 50%

Under  normal  market  conditions,  the Fund  expects to  increasing  the Fund's exposure to the global  markets  through the use of leverage,  which may include investments  in  total  return  swaps or  borrowing  from  banks  to the  extent permitted by the Act, to purchase  additional  investments to achieve the Fund's investment objective. The range of leverage applied may be between 0% and 50% of the Fund's total assets,  but will typically be between 25% and 40% of the total assets of the Fund.

                                       2

Cash and cash equivalents
The Fund may  invest a portion  of its  assets  in  short-term  debt  securities
(including   repurchase   agreements  and  reverse  repurchase   agreements)  of
corporations, the US government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

The Fund may also  invest a portion  of its  assets  in  shares  issued by money market mutual funds. When unusual market conditions  warrant,  the Fund may make substantial  temporary defensive investments in cash equivalents up to a maximum of 100% of its net  assets.  Cash  equivalent  holdings  may be in any  currency
(although such holdings may not constitute  "cash or cash  equivalents"  for tax diversification  purposes  under the Code).  When the Fund invests for defensive purposes, it may affect the attainment of the Fund's investment objective.

Under the terms of an  exemptive  order  issued by the SEC,  the Fund may invest cash  (i) held for  temporary  defensive  purposes;  (ii) not  invested  pending investment  in  securities;  (iii) that is set aside to cover an  obligation  or commitment  of the Fund to purchase  securities or other assets at a later date;
(iv) to be invested on a strategic management basis (i-iv are herein referred to as "Uninvested Cash"); and (v) collateral that it receives from the borrowers of its  portfolio  securities  in  connection  with the Fund's  securities  lending program,  in a series of shares of UBS Supplementary  Trust (the  "Supplementary
Trust Series") or a series of shares of UBS  Relationship  Funds  ("Relationship
Funds Cash Series").  UBS Supplementary Trust is a private investment pool which has retained the Advisor to manage its investments and UBS Relationship Funds is a registered investment company advised by the Advisor.  Certain Trustees of the
Trust also serve as Trustees of the UBS Supplementary Trust and UBS Relationship
Funds. The  Supplementary  Trust Series and Relationship  Funds Cash Series each
invests  in  US  dollar   denominated   money   market   instruments   having  a
dollar-weighted  average  maturity of 90 days or less, and operate in accordance with Rule 2a-7 under the Act. The Fund's investment of Uninvested Cash in shares of the  Supplementary  Trust Series or  Relationship  Funds Cash Series will not exceed 25% of the Fund's total assets.

Repurchase agreements
When the Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which  simultaneously  agrees to repurchase the securities at a mutually agreed upon time and price,  thereby  determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of  return  insulated  from  market  fluctuations  during  the  term of the agreement.  The term of a  repurchase  agreement  generally  is short,  possibly overnight or for a few days,  although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase  agreements  are  considered under the Act to be  collateralized  loans by the Fund to the seller  secured by the securities  transferred  to the Fund.  Repurchase  agreements  will be fully collateralized and the collateral will be  marked-to-market  daily. The Fund may not enter into a repurchase  agreement  having more than seven days remaining to maturity  if, as a result,  such  agreement,  together  with any other  illiquid securities held by the Fund,  would exceed 15% of the value of the net assets of the Fund.

Repurchase  agreements are  securities  for purposes of the tax  diversification requirements  that  must be met  for  pass-through  treatment  under  the  Code.
Accordingly,  the Fund will limit the value of its repurchase agreements on each of the quarterly  testing dates to ensure  compliance  with  Subchapter M of the
Code.

                                       3

Reverse repurchase agreements
Reverse repurchase  agreements involve sales of portfolio securities of the Fund to member banks of the Federal  Reserve  System or securities  dealers  believed creditworthy,  concurrently with an agreement by the Fund to repurchase the same securities  at a later date at a fixed  price  which is  generally  equal to the original  sales price plus interest.  The Fund retains record  ownership and the right to receive  interest and principal  payments on the  portfolio  securities involved. In connection with each reverse repurchase transaction,  the Fund will direct its  custodian  bank to place  cash,  US  government  securities,  equity securities  and/or  investment  and  non-investment  grade debt  securities in a segregated  account of the Fund,  or "earmark"  such assets as segregated in the
Fund's custody records,  in an amount equal to the repurchase  price. Any assets designated as  segregated  by the Fund,  either  physically  or  "earmarked"  as segregated,  with  respect to any  reverse  repurchase  agreements,  when-issued securities,  delayed delivery  securities,  to-be-announced  securities,  dollar
rolls,  options,   futures,   forward  contracts,   swaps  or  other  derivative
transactions shall be liquid,  unencumbered and marked-to-market daily (any such assets designated as segregated, either physically or "earmarked" as segregated, are referred to in this SAI as "Segregated Assets"),  and such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

A reverse  repurchase  agreement  involves the risk that the market value of the securities  retained by the Fund may decline  below the price of the  securities the Fund has sold but is obligated to  repurchase  under the  agreement.  In the event the buyer of securities  under a reverse  repurchase  agreement  files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted  pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
Reverse repurchase agreements are considered borrowings by the Fund and as such, are subject to the same investment limitations.

Borrowing
The Fund may borrow money for temporary emergency or extraordinary  purposes, or to  facilitate  redemptions.  The Fund  may also  borrow  money  for  investment purposes.  The Fund will not  borrow  money in excess of 33 1/3% of the value of its total assets (including amounts borrowed). Any borrowing will be done from a bank with the required  asset  coverage of at least 300%. In the event that such asset coverage  shall at any time fall below 300%, the Fund shall,  within three days  thereafter (not including  Sundays or holidays),  or such longer period as the SEC may  prescribe  by rules  and  regulations,  reduce  the  amount  of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

When the Fund borrows money for investment purposes, it is engaging in a form of
leverage,   which  increases   investment  risk  while   increasing   investment
opportunity.  The money borrowed for such leveraging purposes will be subject to interest  costs  which  may  or may  not be  recovered  by  appreciation  of the securities purchased and may exceed the income from the securities purchased.

Loans of portfolio securities
The Fund may lend portfolio securities to qualified broker-dealers and financial
institutions   pursuant  to  agreements  provided:   (1)  the  loan  is  secured
continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities  loaned;  (2) the Fund may call the loan at any time and receive the  securities  loaned;  (3) the Fund will receive any interest or dividends  paid on the loaned  securities;  and (4)
the aggregate  market value of securities  loaned will not at any time exceed 33
1/3% of the total assets of the Fund.

                                       4

When loaning portfolio securities,  the Fund will initially require the borrower to provide the Fund with  collateral  in an amount at least equal to 102% of the current market value of the loaned  securities with respect to US securities and
105% of the  current  market  value of the  loaned  securities  with  respect to foreign  securities.  Thereafter,  collateral will be maintained in an amount at least  equal  to 100% of the  current  market  value of the  loaned  securities.
Collateral  will  consist  of US and  non-US  securities,  cash  equivalents  or irrevocable  letters  of  credit.  Loans of  securities  involve a risk that the borrower  may fail to return the  securities  or may fail to maintain the proper amount of collateral, which may result in a loss of money by the Fund or a delay in recovering the loaned securities.  In addition, in the event of bankruptcy of the  borrower,  the Fund  could  experience  delays  in  recovering  the  loaned securities  or only recover cash or a security of equivalent  value.  Therefore, the Fund will only enter into  portfolio  loans after a review of all  pertinent factors  by the  Advisor  under the  supervision  of the  Board,  including  the creditworthiness  of the  borrower  and  then  only if the  consideration  to be received  from such  loans  would  justify  the risk.  Creditworthiness  will be monitored on an ongoing basis by the Advisor.

Swaps
The Fund may engage in swaps,  including,  but not  limited to,  interest  rate, currency,  total return and credit  default  swaps,  and the purchase or sale of related caps, floors, collars and other derivative instruments. The Fund expects to enter into these  transactions to preserve a return or spread on a particular investment  or portion of the  portfolio's  duration,  to  protect  against  any increase in the price of securities the Fund  anticipates  purchasing at a later date, or to gain exposure to certain  markets or returns in the most  economical way possible.  The Fund may invest a substantial  portion of its assets in total return swaps to attempt to meet its investment objective.

Interest rate swaps involve the exchange by the Fund with another party of their respective  commitments to receive or pay interest  (e.g.,  an exchange of fixed rate payments for floating rate payments)  with respect to a notional  amount of principal.  Currency  swaps  involve  the  exchange  of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the  purchaser to receive  payments on a notional principal  amount from the party  selling the cap to the extent that a specified index  exceeds a  predetermined  interest  rate or amount.  The  purchase  of an interest  rate floor  entitles the  purchaser to receive  payments on a notional principal amount from the party selling the floor to the extent that a specified index  falls  below a  predetermined  interest  rate or  amount.  A collar  is a combination  of a cap  and a  floor  that  preserves  a  certain  return  with a predetermined range of interest rates or values.

The use of swaps involves  investment  techniques and risks different from those associated  with ordinary  portfolio  security  transactions.  If the Advisor is incorrect  in its  forecast  of market  values,  total  returns  of  securities, interest rates and other applicable factors,  the investment  performance of the
Fund will be less favorable than it would have been if this investment technique was never  used.  Swaps do not  involve  the  delivery  of  securities  or other underlying  assets or principal,  and are subject to  counterparty  risk. If the other party to a swap  defaults and fails to  consummate  the  transaction,  the
Fund's risk of loss  consists of the net amount of  interest  payments  that the
Fund is contractually entitled to receive.

If there is a default by the  counterparty to a swap contract,  the Fund will be limited  to  contractual  remedies  pursuant  to the  agreements  related to the transaction.  There is no assurance  that a swap contract  counterparty  will be able to meet its obligations pursuant to the swap contract or that, in the event of a default, the Fund will succeed in pursuing contractual  remedies.  The Fund thus  assumes  the risk that it may be delayed in or  prevented  from  obtaining payments owed to it pursuant to a swap contract.  However, the amount at risk is only the net  unrealized  gain,  if any,  on the swap,  not the entire  notional amount. The Advisor will closely monitor, subject to the oversight of the Board, the  creditworthiness  of swap  counterparties  in order to minimize the risk of swaps.

                                       5

Total  return swap  contracts  are  agreements  between  two  parties  where one counterparty pays the other the total return of a particular instrument (e.g., a specified  security,  basket of  securities  or  securities  indices  during the specified  period) in return for periodic  payments based on a fixed or variable interest rate, typically at a floating rate based on LIBOR, or the total rate of return on another  financial  instrument.  The "total return" includes  interest payments from,  along with any change in value of, the  referenced  asset over a specified period. The Fund will enter into total return swap contracts only on a net basis,  i.e.,  the two parties'  obligations  are netted out,  with the Fund paying or  receiving,  as the case may be, only the net amount of the  payments.
Total  return  swap  contracts  may be used to obtain  exposure to a security or market without owning or taking  physical  custody of such security or investing directly in such market.  The value of the swap position as well as the payments required to be made by the Fund or the  counterparty  will  increase or decrease depending  on the changes in value of the  underlying  asset.  Total return swap contracts  may  effectively  add leverage to the Fund's  portfolio  because,  in addition  to its total net  assets,  the Fund  would be  subject  to  investment exposure on the notional amount of the swap.

For example,  the Fund generally will seek to employ leverage to gain additional exposure to the Global  Securities  (Allocation)  Strategy by investing in total return swap contracts based on the total return of the GSR Fund, which currently employs the Global Securities  (Allocation)  Strategy. In a typical total return swap contract,  the Fund will receive the price  appreciation or depreciation of the GSR Fund  from the  counterparty  to the swap  contract  in  exchange  for a payment  from the Fund based on LIBOR plus a spread.  At the  expiration  of the contract,  the Fund will pay or receive,  as applicable,  the difference between
LIBOR plus the spread and the price  appreciation  of the GSR Fund (or pay Libor plus the spread and the depreciation of the GSR Fund) over the specified period.
The Fund may enter into multiple total return swap contracts  based on the total return of the GSR Fund with a number of different counterparties. It is possible
that  the  Advisor  may   encounter   resistance   contracting   with   multiple
counterparties  to enter into total  return  swap  contracts  based on the total return of the GSR Fund.  If the  Advisor is not able to contract  with  numerous counterparties  in order to achieve the preferred amount of additional  exposure to the Global Securities (Allocation) Strategy, the Fund may not be able to meet its investment objective.

Total  return  swap  transactions  involve  greater  risks  than if the Fund had invested in the  underlying  asset  directly.  Total  return  swap  transactions involve  counterparty  risks, as discussed  above,  but also involve  additional risks, including interest rate risk and market risk. The total rate of return of an  investment  on which a total  return  swap  contract  is based  may  exhibit substantial volatility and, in any given period, may be positive or negative for the  specified  period of the total  return  swap  contract.  If the  Advisor is incorrect in its forecast of the underlying asset's total return, the investment performance  of the Fund will be less  favorable than it would have been if this investment  technique  was never used.  In the event the total rate of return of the underlying  asset is negative for the specified period of the swap contract, the Fund will be required to make a payment to the  counterparty  in addition to the periodic payment required by the swap contract to cover the decline in value of the  underlying  asset.  The Fund's  risk of loss,  therefore,  is  increased because  the Fund could  lose an amount  equal to the  decrease  in value of the underlying  asset for the specified  period of time, in addition to the periodic payments required by the total return swap contract.

                                       6

The Fund also may enter into credit default swap agreements.  The Fund may enter into a credit default swap on a single  security or instrument or on a basket or index of securities (sometimes referred to as a "CDX" transaction).  The "buyer"
in a credit  default  contract  typically  is  obligated  to pay the  "seller" a periodic  stream of payments  over the term of the  contract,  provided  that no credit event with respect to any underlying  reference  obligation has occurred.
If a credit  event  occurs,  the  seller  typically  must pay the buyer the "par value" (full  notional  value) of the  reference  obligation in exchange for the reference  obligation.  The Fund may be either  the  buyer or the  seller in the transaction.  If the Fund is a buyer and no credit  event  occurs,  the Fund may lose its investment and recover nothing.  However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller,  the Fund typically  receives a fixed rate of income  throughout the term of the contract,  which  typically is between six months  and three  years,  provided a credit  event does not occur.  If a credit event occurs,  the seller  typically must pay the buyer the full notional amount of the reference obligation.

Credit default swaps involve  greater risks than if the Fund had invested in the reference  obligation  directly,  since,  in addition to general  market  risks, credit  default swaps are subject to  illiquidity  risk,  counterparty  risk and credit risk. A buyer also will lose its investment and recover nothing should no credit  event occur and the swap is held to its  termination  date.  If a credit event were to occur,  the value of any  deliverable  obligation  received by the seller,  coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer,  resulting in a loss of value to the Fund.  When the Fund acts as a seller of a credit default swap,  the Fund is  exposed to many of the same risks of  leverage  since,  if a credit  event  occurs,  the  seller  may be  required  to pay the buyer the full notional  value of the contract net of any amounts owed by the buyer  related to its delivery of deliverable obligations.

The Advisor and the Trust do not believe that the Fund's  obligations under swap contracts are senior securities and,  accordingly,  the Fund will not treat them as being subject to its borrowing or senior  securities  restrictions.  However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess,  if any, of the Fund's  obligations  over its entitlements with  respect to each swap  contract  will be  accrued  on a daily  basis and an amount of Segregated  Assets having an aggregate  market value at least equal to the accrued  excess will be maintained to cover the  transactions  in accordance with SEC  positions.  With respect to swap contracts that do not provide for the netting of payments by the  counterparties,  the full notional  amount for which the Fund is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and an amount of  Segregated  Assets  having an aggregate market value at least equal to the accrued full notional value will be maintained to cover the  transactions in accordance  with SEC positions.  To the extent that the Fund cannot dispose of a swap in the ordinary course of business within  seven days at  approximately  the value at which the Fund has valued the swap,  the Fund will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Fund's net assets.

Futures
The Fund may enter into  contracts for the purchase or sale for future  delivery of securities, indices and foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign  currency called for by the  contract  at a specified  price  during a specified  future  month.  When a futures  contract is sold,  the Fund incurs a contractual  obligation to deliver the securities or foreign currency  underlying the contract at a specified price on a specified date during a specified future month.

                                       7

When the Fund enters into a futures transaction,  it must deliver to the futures commission  merchant (an "FCM")  selected by the Fund, an amount  referred to as
"initial  margin."  The initial  margin is required to be  deposited  in cash or government  securities  with an FCM.  Minimum  initial margin  requirements  are established  by the  futures  exchange  and FCMs may  establish  initial  margin requirements  which are higher than the exchange  requirements.  After a futures contract  position  is opened,  the value of the  contract  is  marked-to-market daily.  If a futures contact price changes to the extent that the margin deposit does not satisfy margin requirements, payment of a "variation margin" to be held by the FCM, will be required.  Conversely, a reduction in the contract value may reduce the required  margin,  resulting  in a repayment of excess  margin to the custodial  accounts of the Fund. The Fund may also effect  futures  transactions through FCMs who are affiliated  with the Advisor or the Fund in accordance with procedures adopted by the Board.

The Fund will enter into futures  transactions on domestic exchanges and, to the extent such  transactions  have been approved by the Commodity  Futures  Trading
Commission for sale to customers in the United States, on foreign exchanges.  In addition,  the Fund may sell stock index futures in  anticipation of or during a market  decline to attempt to offset the  decrease in market value of its common stocks that might otherwise result;  and it may purchase such contracts in order to offset  increases  in the cost of common  stocks that it intends to purchase.
Unlike other futures contracts, a stock index futures contract specifies that no delivery  of the actual  stocks  making up the index will take  place.  Instead, settlement in cash must occur upon the termination of the contract.

While  futures  contracts  provide for the  delivery of  securities,  deliveries usually do not occur.  Contracts  are  generally  terminated  by  entering  into offsetting transactions.

The Fund may enter into futures contracts to protect against the adverse effects of fluctuations in security  prices,  interest or foreign exchange rates without actually buying or selling the securities or foreign currency.  For example,  if interest  rates are  expected to  increase,  the Fund might  enter into  futures contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent  value of the debt securities owned by the Fund.
If  interest  rates  did  increase,  the  value  of the debt  securities  in the portfolio  would  decline,  but the value of the futures  contracts  to the Fund would increase at  approximately  the same rate,  thereby  keeping the net asset value of the Fund from declining as much as it otherwise would have.  Similarly, when it is expected that interest  rates may decline,  futures  contracts may be purchased to hedge in  anticipation  of  subsequent  purchases of  securities at higher prices.  Since  fluctuations in the value of futures  contracts should be similar  to those of debt  securities,  the Fund  could  take  advantage  of the anticipated rise in value of debt securities  without actually buying them until the  market  had  stabilized.  At that  time,  the  futures  contracts  could be liquidated and the Fund could then buy debt  securities on the cash market.  The
Fund may also enter into  futures  contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected  direction,  the Fund may not achieve the anticipated benefits of futures contracts or may realize a loss.
For example,  if the Fund is hedged  against the  possibility  of an increase in interest rates, which would adversely affect the price of securities held in its portfolio,  and interest rates decrease instead, the Fund would lose part or all of the  benefit  of the  increased  value  which it has  because  it would  have offsetting losses in its futures position. In addition,  in such situations,  if the Fund had  insufficient  cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements.  Such sales of securities may, but will not  necessarily,  be at increased  prices that would  reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

                                       8

The Fund will cover its obligations  under the futures  transactions in which it participates by either (i) holding offsetting positions that appropriately equal the daily market value of the Fund's position in the futures  contract (less the initial  margin  and any  variation  margins  deposited  with an  FCM);  or (ii)
accruing such amounts on a daily basis and maintaining  Segregated Assets having an aggregate  market value at least equal to such amounts in accordance with SEC positions.

Options
The Fund may purchase and write call or put options on foreign or US  securities and  indices  and enter into  related  closing  transactions.  The Fund may also purchase  exchange-listed  call options on particular  market segment indices to achieve temporary exposure to a specific industry.

The Fund may  invest in  options  that are  either  listed  on US or  recognized foreign exchanges or traded  over-the-counter.  Certain over-the-counter options may be illiquid.  Thus,  it may not be possible to close  options  positions and this may have an adverse impact on the Fund's  ability to effectively  hedge its
securities.   The  Trust  has  been  notified  by  the  SEC  that  it  considers over-the-counter options to be illiquid.  Accordingly, the Fund will only invest in such options to the extent  consistent  with its 15% limit on  investments in illiquid securities.

Purchasing Call Options--The Fund may purchase call options on securities to the extent that  premiums  paid by the Fund do not aggregate to more than 20% of the
Fund's total  assets.  When the Fund  purchases a call  option,  in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security  underlying the option at a specified  exercise price at any time during the term of the option.  The writer of the call option, who receives the premium upon writing the option,  has the  obligation,  upon exercise of the option,  to deliver the  underlying  security  against  payment of the  exercise price.  The  advantage  of  purchasing  call  options is that the Fund may alter portfolio  characteristics and modify portfolio maturities without incurring the cost associated with transactions.

The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option previously  purchased.  The Fund will realize a profit from a closing sale  transaction if the price received on the transaction is more than the premium  paid to purchase the  original  call option;  the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although  the Fund will  generally  purchase  only those call  options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an exchange may  exist.  In  such  an  event,  it may  not be  possible  to  effect  closing transactions in particular options,  with the result that the Fund would have to exercise  its options in order to realize  any profit and would incur  brokerage
commissions   upon  the  exercise  of  such  options  and  upon  the  subsequent disposition of the underlying  securities  acquired through the exercise of such
options.   Further,   unless  the  price  of  the  underlying  security  changes sufficiently,  a call option  purchased by the Fund may expire without any value to the Fund,  in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

                                       9

Call writing--The Fund may write call options from time to time on such portions of its  portfolio,  without limit,  as the Advisor  determines is appropriate in seeking to achieve the Fund's investment objective. The advantage to the Fund in writing calls is that the Fund  receives a premium  which is additional  income.
However,  if the security rises in value, the Fund may not fully  participate in the market appreciation.

During  the option  period for a call  option,  the  writer may be  assigned  an exercise  notice by the  broker-dealer  through  whom such call option was sold, requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which  the Fund,  as  writer  of an  option,  terminates  its  obligation  by purchasing an option of the same series as the option previously written, cannot be effected  once the option  writer has  received  an exercise  notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit  the sale of the  underlying  security  or to enable the Fund to write another call option on the underlying  security with either a different exercise price,  expiration  date or both. The Fund may realize a net gain or loss from a closing  purchase  transaction  depending  upon  whether  the net  amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss may also be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain,  however,  may be  offset  by  depreciation  in the  market  value  of the underlying security during the option period. If a call option is exercised, the
Fund will realize a gain or loss from the sale of the underlying  security equal to the difference  between the cost of the underlying  security and the proceeds of the sale of the  security  plus the amount of the  premium on the option less the commission paid.

The Fund will  generally  write call options on a covered  basis.  A call option written  by the Fund is  "covered"  if the Fund  owns  the  underlying  security covered by the call or has an  absolute  and  immediate  right to  acquire  that
security  without   additional  cash   consideration  (or  for  additional  cash
consideration  maintained as  Segregated  Assets by the Fund's  custodian)  upon conversion  or exchange of other  securities  held by the Fund. A call option is also deemed to be covered if the Fund holds a call on the same  security  and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii)
is greater than the  exercise  price of the call  written if the  difference  is maintained as Segregated Assets by the Fund's custodian.

From time to time,  the Fund will  write a call  option  that is not  covered as indicated above but where the Fund's custodian will maintain  Segregated  Assets for the term of the option having a value equal to the fluctuating  market value of the optioned securities or currencies,  marked-to market daily, in accordance with SEC  positions.  While such an option  would be "covered"  with  sufficient collateral to satisfy SEC prohibitions on issuing senior  securities,  this type of strategy  would  expose the Fund to the risks of writing  uncovered  options.
When writing  uncovered call options,  the Fund is subject to the risk of having to purchase  the  security or currency  subject to the option at a price  higher than the  exercise  price of the option.  As the price of a security or currency could appreciate substantially, the Fund's loss could be significant.

                                       10

Purchasing  put  options--The  Fund may only  purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of the Fund's total  assets.  The Fund will,  at all times during which it holds a put option, own the  security  covered by such  option.  With  regard to the  writing of put options,  the Fund will limit the aggregate value of the obligations  underlying such put options to 50% of its total assets.

A put  option  purchased  by the  Fund  gives  it the  right  to sell one of its securities  for an  agreed  price up to an  agreed  date.  The Fund  intends  to purchase  put options in order to protect  against a decline in the market value of the  underlying  security  below the exercise price less the premium paid for the option  ("protective  puts"). The ability to purchase put options will allow the  Fund to  protect  unrealized  gains  in an  appreciated  security  in their portfolios without actually selling the security.  If the security does not drop in value,  the Fund will lose the value of the premium paid. The Fund may sell a put option that it has previously  purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether  the amount  received  on the sale is more or less than the  premium and other transaction costs paid on the put option that is sold.

The Fund may sell put options  purchased  on  individual  portfolio  securities.
Additionally,  the Fund may enter into closing sale transactions. A closing sale transaction  is one in which the Fund,  when it is the holder of an  outstanding option,  liquidates  its position by selling an option of the same series as the option previously purchased.

Writing  put  options--The  Fund may also write put  options on a secured  basis which means that the Fund's  custodian  will  maintain  Segregated  Assets in an amount not less than the  exercise  price of the option at all times  during the option period. The amount of Segregated Assets will be adjusted on a daily basis to  reflect  changes in the market  value of the  securities  covered by the put option  written by the Fund.  Secured put options  will  generally be written in circumstances  where the Advisor wishes to purchase the underlying  security for the Fund's  portfolio  at a price  lower than the  current  market  price of the security.  In such  event,  the Fund  would  write a  secured  put  option at an exercise price, which,  reduced by the premium received on the option,  reflects the lower price it is willing to pay.

Following  the  writing  of a put  option,  the Fund may wish to  terminate  the obligation  to buy the  security  underlying  the option by  effecting a closing purchase  transaction.  This is  accomplished  by  buying  an option of the same series as the option previously written. The Fund may not, however,  effect such a closing transaction after it has been notified of the exercise of the option.

Index options
The Fund may  purchase  exchange-listed  call  options on stock and fixed income indices and sell such options in closing sale transactions for hedging purposes.
The Fund also may purchase call options on indices primarily as a substitute for taking positions in certain securities or a particular market segment.  The Fund may also purchase call options on an index to protect  against  increases in the price of  securities  underlying  that index that the Fund  intends to  purchase pending its ability to invest in such securities.

In addition, the Fund may purchase put options on stock and fixed income indices and sell such  options in closing sale  transactions.  The Fund may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market  decline.  Put options on market segments may be bought to protect the Fund from a decline in the value of heavily  weighted  industries in the Fund's portfolio.  Put options on stock and fixed income indices may also be used to protect the Fund's investments in the case of a major redemption.

                                       11

The Fund may also write  (sell) put and call  options on stock and fixed  income indices. While the option is open, the Fund's custodian will maintain Segregated
Assets to cover the transactions, marked-to-market daily, in accordance with SEC positions.

Options on indices  are similar to regular  options  except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the  closing  level of the index upon which the option is based is greater  than
(in the case of a call) or lesser than (in the case of a put) the exercise price of the  option.  This  amount  of cash is equal to the  difference  between  the closing  price of the index and the  exercise  price of the option  expressed in dollars  multiplied by a specified multiple (the  "multiplier").  The indices on which options are traded include both US and non-US markets.

Special risks of options on indices
The  Fund's  purchases  of  options  on  indices  will  subject  it to the risks described below.

Because the value of an index option  depends upon movements in the level of the index  rather  than the price of a  particular  security,  whether the Fund will realize  gain or loss on the  purchase  of an  option on an index  depends  upon movements  in the level of prices in the market  generally  or in an industry or market  segment,  rather than  movements in the price of a particular  security.
Accordingly,  successful use by the Fund of options on indices is subject to the
Advisor's  ability to predict correctly the direction of movements in the market generally  or in a  particular  industry.  This  requires  different  skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a  substantial  number of securities included  in the index is  interrupted  causing  the  trading of options on that index to be halted.  If a trading halt  occurred,  the Fund would not be able to close out options  which it had  purchased  and the Fund may incur losses if the underlying  index moved  adversely  before  trading  resumed.  If a trading halt occurred  and  restrictions  prohibiting  the  exercise of options  were imposed through  the close of trading on the last day before  expiration,  exercises  on that day would be  settled  on the basis of a closing  index  value that may not reflect  current price  information  for  securities  representing a substantial portion of the value of the index.

If the Fund holds an index option and exercises it before final determination of the  closing  index  value for that day,  it runs the risk that the level of the underlying  index  may  change  before  closing.  If such a  change  causes  the exercised  option to fall  "out-of-the-money,"  the Fund will be required to pay the  difference  between the closing  index value and the exercise  price of the option  (multiplied  by  the  applicable  multiplier)  to the  assigned  writer.
Although  the Fund may be able to  minimize  this risk by  withholding  exercise instructions  until just before the daily cutoff time or by selling  rather than exercising  the option when the index level is close to the exercise  price,  it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Rule 144A and illiquid securities
The Fund may  invest in  securities  that are  exempt  under  Rule 144A from the registration requirements of the 1933 Act. Those securities purchased under Rule
144A are traded among qualified institutional buyers.

                                       12

The Board has  instructed  the  Advisor to  consider  the  following  factors in determining  the  liquidity  of a security  purchased  under Rule 144A:  (i) the security can be sold within seven days at approximately the same amount at which it is valued by the Fund;  (ii) there is reasonable  assurance that the security will remain  marketable  throughout  the period it is expected to be held by the
Fund,  taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial  offerings);  (iii) at least two dealers make a market in the security; (iv) there are at least three sources from which a price for the security is readily available; (v) settlement is made in a  "regular  way" for the  type of  security  at  issue;  (vi) for Rule  144A securities that are also exempt from  registration  under Section 3(c)(7) of the
Act, there is a sufficient  market of "qualified  purchasers" (as defined in the
Act) to  assure  that it will  remain  marketable  throughout  the  period it is expected to be held by the Fund;  (vii) the issuer is a reporting  company under the Securities Exchange Act of 1934, as amended;  and (viii) the security is not in the same class as, or convertible  into,  any listed  security of the issuer.
Although having delegated the day-to-day  functions,  the Board will continue to monitor and periodically review the Advisor's selection of Rule 144A securities, as well as the  Advisor's  determinations  as to their  liquidity.  Investing in securities  under Rule 144A could have the effect of increasing the level of the
Fund's illiquidity to the extent that qualified institutional buyers become, for a time,  uninterested in purchasing  these  securities.  After the purchase of a security  under Rule 144A,  however,  the Board and the Advisor will continue to monitor the  liquidity of that security to ensure that the Fund has no more than
15% of its net assets in illiquid securities.

The Fund will limit  investments  in  securities  of  issuers  which the Fund is restricted from selling to the public without registration under the 1933 Act to no more than 15% of the  Fund's  net  assets,  excluding  restricted  securities eligible for resale pursuant to Rule 144A that have been determined to be liquid pursuant to a policy and procedures  adopted by the Trust's Board which includes continuing oversight by the Board.

If the Advisor  determines  that a security  purchased  in reliance on Rule 144A which was  previously  determined  to be liquid,  is no longer  liquid and, as a result,  the Fund's holdings of illiquid  securities exceed the Fund's 15% limit on investment in such  securities,  the Advisor will determine what action shall be taken  to  ensure  that the Fund  continues  to  adhere  to such  limitation, including  disposing  of  illiquid  assets  which  may  include  such  Rule 144A securities.

Non-publicly traded securities, private placements and restricted securities
The Fund may invest in securities  that are neither  listed on a stock  exchange nor traded  over-the-counter,  including privately placed securities and limited partnerships.  Investing  in  unregistered  or  unlisted  securities,  including investments  in new and early  stage  companies,  may  involve a high  degree of business and financial risk that can result in substantial  losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less  than  those  originally  paid by the  Fund,  or less  than  what may be considered  the fair  value of such  securities.  Furthermore,  companies  whose securities  are not  publicly  traded may not be subject to the  disclosure  and other  investor  protection  requirements  which  would be  applicable  if their securities  were  publicly  traded.  If  such  securities  are  required  to  be registered under the securities laws of one or more  jurisdictions  before being resold,  the  Fund  may  be  required  to  bear  the  expense  of  registration.
Investments by the Fund in non-publicly  traded  securities,  private placements and restricted securities will be limited to the Fund's prohibition on investing more than 15% of its net assets in illiquid securities.

                                       13

Investment company securities and investments in affiliated investment companies
Subject  to the  provisions  of any  exemptive  orders  issued  by the  SEC  (as described in the following paragraphs), securities of other investment companies may be  acquired by the Fund to the extent that such  purchases  are  consistent with the Fund's  investment  objective and  restrictions and are permitted under the Act. The Act requires  that, as determined  immediately  after a purchase is made,  (i) not more  than 5% of the value of the  Fund's  total  assets  will be invested in the securities of any one investment company, (ii) not more than 10%
of the value of the Fund's  total  assets  will be  invested  in  securities  of investment  companies  as a group and (iii) not more than 3% of the  outstanding voting stock of any one  investment  company will be owned by the Fund.  Certain exceptions  to  these  limitations  may  apply.  As  a  shareholder  of  another investment company, the Fund would bear, along with other shareholders,  its pro rata portion of the other  investment  company's  expenses,  including  advisory fees.  These  expenses  would be in addition to the expenses that the Fund would bear in connection with its own operations.

The Fund  may  invest  in  securities  issued  by  other  registered  investment companies  advised by the Advisor beyond the above percentage  maximums pursuant to exemptive relief granted by the SEC or rules promulgated by the SEC. The Fund may invest in corresponding  portfolios of UBS Relationship  Funds to the extent that the Advisor determines that such investments are a more efficient means for the Fund to gain exposure to certain asset classes referred to below than by the
Fund investing directly in individual securities.  For example, to gain exposure to equity and fixed  income  securities  of issuers  located in emerging  market countries,  the Fund may invest that portion of its assets allocated to emerging market investments in the UBS Emerging Markets Equity  Relationship Fund and the
UBS Opportunistic Emerging Markets Debt Relationship Fund.

In lieu of investing directly in certain high yield, higher risk securities, the
Fund may invest a portion of its assets in the UBS High Yield Relationship Fund.
The investment  objective of the UBS High Yield Relationship Fund is to maximize total  return,  consisting of capital  appreciation  and current  income,  while controlling risk. Under normal  circumstances,  the UBS High Yield  Relationship
Fund  invests at least 80% of its net assets  (plus  borrowings  for  investment purposes,  if any) in fixed income securities that provide higher yields and are lower rated.  High yield,  lower rated fixed income  securities  are those rated below investment grade.

In lieu of investing  directly in equity  securities  issued by  companies  with relatively small overall market  capitalizations,  the Fund may invest a portion of its assets in the UBS U.S. Small Cap Equity Relationship Fund. The investment objective  of the UBS U.S.  Small Cap Equity  Relationship  Fund is to  maximize total US dollar return,  consisting of capital  appreciation and current income, while  controlling  risk. Under normal  circumstances,  the UBS Small Cap Equity
Relationship  Fund invests at least 80% of its net assets (plus  borrowings  for investment  purposes,  if any) in equity  securities of US small  capitalization companies.

In addition to the portfolios of UBS  Relationship  Funds described  above,  the
Fund  may  invest  in  other  portfolios  of UBS  Relationship  Funds  or  other affiliated  investment companies to the extent permitted by the exemptive relief granted by the SEC or rules  promulgated by the SEC. The Fund may only invest in portfolios of UBS Relationship Funds to the extent that the asset class exposure in such portfolios of UBS Relationship  Funds is consistent with the permissible asset class exposure for the Fund, had the Fund invested directly in securities, and the  portfolios of UBS  Relationship  Funds are subject to similar risks and limitations as the Fund.

Equity securities
The Fund may  invest in a broad  range of  equity  securities  of US and  non-US issuers, including, but not limited to, common stocks of companies or closed-end investment  companies,  preferred  stocks,  debt securities  convertible into or exchangeable  for common stock,  securities  such as warrants or rights that are convertible  into common stock and sponsored or unsponsored  American,  European
and  Global  depositary  receipts  ("Depositary   Receipts").   The  issuers  of
unsponsored   Depositary   Receipts  are  not  obligated  to  disclose  material
information in the United States.  The Fund expects its US equity investments to emphasize large and mid  capitalization  companies.  The Fund may also invest in small  capitalization  companies.  The equity markets in the non-US component of the Fund will  typically  include  available  shares  of  larger  capitalization companies but may also include intermediate and small capitalization  companies.
Capitalization  levels are measured  relative to specific  markets,  thus large, intermediate and small  capitalization  ranges vary country by country. The Fund may invest in equity securities of companies  considered by the Advisor to be in their  post-venture  capital  stage,  or  "post-venture  capital  companies."  A post-venture  capital  company is a company  that has received  venture  capital financing either: (a) during the early stages of the company's  existence or the early stages of the development of a new product or service, or (b) as part of a restructuring or  recapitalization  of the company.  The Fund may also invest in equity  securities of issuers in emerging markets and in securities with respect to which the return is derived from the equity securities of issuers in emerging markets.

                                       14

Exchange-traded index securities
Subject to the  limitations on investment in investment  company  securities and its own  investment  objective,  the Fund may  invest in  exchange-traded  index securities  that are  currently  operational  and that may be  developed  in the future.  Exchange-traded  index securities generally trade on the American Stock
Exchange  or New  York  Stock  Exchange  and  are  subject  to the  risks  of an investment in a broadly  based  portfolio of common  stocks,  including the risk that the general level of stock prices may decline,  thereby adversely affecting the value of the investment. These securities generally bear certain operational expenses. To the extent the Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.

Eurodollar securities
The Fund may invest in Eurodollar securities,  which are fixed income securities of a US issuer or a foreign  issuer that are issued  outside the United  States.
Interest and dividends on Eurodollar securities are payable in US dollars.

Foreign securities
Investors  should  recognize that investing in foreign issuers  involves certain considerations,  including those set forth in the Fund's  Prospectus,  which are not  typically  associated  with  investing  in US issuers.  Since the stocks of foreign companies are frequently  denominated in foreign  currencies,  and since the Fund may temporarily  hold  uninvested  reserves in bank deposits in foreign currencies,  the Fund will be affected  favorably or  unfavorably  by changes in currency  rates and in  exchange  control  regulations  and may  incur  costs in connection with conversions between various currencies.  The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts, futures,  options and interest rate swaps in order to hedge  portfolio  holdings and commitments against changes in the level of future currency rates.

Issuer location
The Advisor  considers a number of factors to determine whether an investment is tied to a particular  country,  including  whether:  the investment is issued or guaranteed  by a  particular  government  or  any  of  its  agencies,  political subdivisions or instrumentalities; the investment has its primary trading market in a particular  country;  the issuer is organized under the laws of, derives at least  50% of its  revenues  from,  or has at  least  50% of its  assets  in,  a particular country;  the investment is included in an index  representative of a particular  country or region;  and the  investment  is exposed to the  economic fortunes and risks of a particular country.

                                       15

Forward foreign currency contracts
The Fund may  purchase  or sell  currencies  and/or  engage in  forward  foreign currency transactions in order to expedite settlement of portfolio  transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between  currency  traders  (usually large commercial  banks) and their customers.  A forward  contract  generally  has no  deposit  requirement  and no commissions  are  charged at any stage for  trades.  The Fund will  account  for forward  contracts by  marking-to-market  each day at current  forward  contract values.

The Fund will only enter into forward  contracts to sell,  for a fixed amount of
US dollars or other appropriate  currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively,  when the Fund enters into a forward  contract to sell an amount of foreign  currency, the Fund's  custodian or  sub-custodian  will maintain  Segregated  Assets in an amount  not less than the value of the  Fund's  total  assets  committed  to the consummation  of  such  forward  contract.  If the  Segregated  Assets  decline, additional cash or securities will be designated as Segregated Assets on a daily basis so that the  value of the  account  will  equal the  amount of the  Fund's commitments with respect to such contracts.

Non-deliverable forwards
The Fund may, from time to time, engage in non-deliverable  forward transactions to manage  currency  risk or to gain exposure to a currency  without  purchasing securities  denominated  in  that  currency.  A  non-deliverable  forward  is  a transaction  that  represents an agreement  between the Fund and a  counterparty
(usually a commercial  bank) to buy or sell a specified  (notional)  amount of a particular  currency at an agreed upon foreign  exchange  rate on an agreed upon future date. Unlike other currency  transactions,  there is no physical delivery of the currency on the  settlement  of a  non-deliverable  forward  transaction.
Rather,  the Fund and the  counterparty  agree to net the settlement by making a payment in US dollars or another fully convertible  currency that represents any differential  between the foreign  exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon  future  date.  Thus,  the actual  gain or loss of a given  non-deliverable forward  transaction is calculated by  multiplying  the  transaction's  notional amount by the difference  between the agreed upon forward  exchange rate and the actual exchange rate when the transaction is completed.

When the Fund  enters into a  non-deliverable  forward  transaction,  the Fund's custodian will maintain  Segregated  Assets in an amount not less than the value of the Fund's unrealized loss under such non-deliverable forward transaction. If the  additional  Segregated  Assets decline in value or the amount of the Fund's commitment  increases  because of changes in currency rates,  additional cash or securities will be designated as Segregated  Assets on a daily basis so that the value of the account will equal the amount of the Fund's  unrealized  loss under the non-deliverable forward agreement.

Since the Fund generally may only close out a  non-deliverable  forward with the particular  counterparty,  there is a risk that the counterparty will default on its obligation under the agreement.  If the counterparty defaults, the Fund will have contractual  remedies pursuant to the agreement related to the transaction, but there is no  assurance  that  contract  counterparties  will be able to meet their  obligations  pursuant  to such  agreements  or  that,  in the  event of a default, the Fund will succeed in pursuing contractual  remedies.  The Fund thus assumes the risk that it may be delayed or  prevented  from  obtaining  payments owed to it pursuant to non-deliverable forward transactions.

                                       16

In addition,  where the currency  exchange rates that are the subject of a given non-deliverable  forward  transaction  do not  move in the  direction  or to the extent anticipated, the Fund could sustain losses on the non-deliverable forward transaction.  The Fund's  investment  in a  particular  non-deliverable  forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies,  including  economic,  political and legal developments that impact the applicable countries,  as well as exchange control regulations of the applicable countries.  These risks are heightened when a non-deliverable forward transaction  involves  currencies  of emerging  market  countries  because  such currencies can be volatile and there is a greater risk that such currencies will be devalued against the US dollar or other currencies.

Options on foreign currencies
The Fund also may purchase and write put and call options on foreign  currencies
(traded on US and foreign exchanges or  over-the-counter  markets) to manage the
Fund's exposure to changes in currency exchange rates. The Fund may purchase and write options on foreign  currencies for hedging purposes in a manner similar to that in which futures contracts on foreign  currencies or forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio  securities are denominated will reduce the dollar value of such securities,  even if their value in the foreign  currency remains  constant.  In order to protect against such diminutions in the value of portfolio  securities, the Fund may purchase put options on the foreign  currency.  If the dollar price of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset,  in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely,  where a rise in the dollar value of a currency in which  securities to be acquired are denominated is projected, thereby increasing the dollar price of such securities, the Fund may purchase call options on such currency.

The purchase of such options could offset,  at least  partially,  the effects of the  adverse  movement  in  exchange  rates.  As in the case of  other  types of options,  however,  the  benefit to the Fund to be  derived  from  purchases  of foreign  currency  options  will be  reduced by the  amount of the  premium  and related  transaction  costs. In addition,  where currency  exchange rates do not move in the  direction  or to the extent  anticipated,  the Fund  could  sustain losses on  transactions  in foreign  currency  options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign  currencies  for the same types of hedging purposes.  For example, where the Fund anticipates a decline in the dollar value of  foreign  currency  denominated  securities  due to adverse  fluctuations  in exchange  rates,  it could,  instead of  purchasing  a put option,  write a call option on the relevant currency. If the expected decline occurs, the option will most  likely not be  exercised,  and the  diminution  in the value of  portfolio securities will be offset by the amount of the premium received.

Similarly,  instead of purchasing a call option to hedge against an  anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put  option  on the  relevant  currency  which,  if  rates  move  in the  manner projected,  will expire  unexercised  and allow the Fund to hedge such increased cost up to the amount of the premium.  As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the  premium,  and only if rates move in the  expected direction.  If this does not occur,  the option  may be  exercised  and the Fund would be required to  purchase or sell the  underlying  currency at a loss which may not be offset by the amount of the  premium.  Through the writing of options on foreign currencies,  the Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

                                       17

The Fund may also engage in options transactions for non-hedging  purposes.  The
Fund may use  options  transactions  to gain  exposure  to a  currency  when the
Advisor  believes  that  exposure to the currency is  beneficial to the Fund but believes that the securities denominated in that currency are unattractive.

The Fund may write  covered  call options on foreign  currencies.  A call option written  on a foreign  currency  by the Fund is  "covered"  if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration  maintained as Segregated Assets by the Fund's custodian)  upon  conversion or exchange of other  foreign  currency held in its portfolio.  A call  option  is also  covered  if the Fund has a call on the same foreign  currency and in the same principal amount as the call written where the exercise  price of the call held (a) is equal to or less than the exercise price of the call  written,  or (b) is  greater  than the  exercise  price of the call written if the  difference  is  maintained  as  Segregated  Assets by the Fund's custodian.

With respect to writing put options, at the time the put is written,  the Fund's custodian  will  maintain  Segregated  Assets in an amount equal in value to the exercise  price  of the  put.  The  Segregated  Assets  will be  maintained  and marked-to-market  daily until the put is exercised,  has expired or the Fund has purchased a closing put of the same series as the one previously written.

Lower rated debt securities
Fixed  income  securities  rated  lower  than Baa3 by Moody's or BBB- by S&P are
below   investment  grade  and  are  considered  to  be  of  poor  standing  and predominantly  speculative.  Such  securities  ("lower  rated  securities")  are commonly referred to as "junk bonds" and are subject to a substantial  degree of credit risk.  Lower rated securities may be issued as a consequence of corporate
restructurings,   such  as  leveraged  buy-outs,  mergers,  acquisitions,   debt
recapitalizations  or similar  events.  Also,  lower rated  securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted)
firms,  which are generally less able than more financially stable firms to make scheduled  payments of interest  and  principal.  The risks posed by  securities issued under such circumstances are substantial.

In the  past,  the high  yields  from  lower  rated  securities  have  more than compensated for the higher default rates on such securities.  However, there can be no assurance that  diversification will protect the Fund from widespread bond defaults  brought  about by a  sustained  economic  downturn or that yields will continue  to offset  default  rates on lower  rated  securities  in the  future.
Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations  during an economic  downturn or during sustained periods of rising interest rates may be impaired. In addition,  such issuers may not have more  traditional  methods of  financing  available  to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because  such  securities  may be  unsecured  and may be  subordinated  to other creditors of the issuer.  Further,  an economic  recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower  rated  securities  will be  influenced  not only by changing interest rates,  but also by the bond market's  perception of credit quality and the  outlook  for  economic  growth.  When  economic  conditions  appear  to  be deteriorating,  lower  rated  securities  may  decline  in  market  value due to investors'  heightened  concern over credit  quality,  regardless  of prevailing interest rates.

                                       18

Especially  at such  times,  trading in the  secondary  market  for lower  rated securities may become thin and market  liquidity may be  significantly  reduced.
Even under normal conditions,  the market for lower rated securities may be less liquid than the market for investment  grade  corporate  bonds.  There are fewer securities  dealers  in the high  yield  market and  purchasers  of lower  rated securities  are  concentrated  among a smaller group of  securities  dealers and institutional  investors.  In periods of reduced market  liquidity,  lower rated securities  prices may become more volatile and the Fund's ability to dispose of particular  issues  when  necessary  to meet the  Fund's  liquidity  needs or in response  to  a  specific  economic  event,  such  as  a  deterioration  in  the creditworthiness of the issuer, may be adversely affected.

Lower rated  securities  frequently have call or redemption  features that would permit  an issuer  to  repurchase  the  security  from the Fund.  If a call were exercised by the issuer during a period of declining  interest  rates,  the Fund likely  would  have to  replace  such  called  security  with a  lower  yielding security,  thus  decreasing  the  net  investment  income  to the  Fund  and any dividends to investors.

Besides credit and liquidity concerns,  prices for lower rated securities may be affected by legislative and regulatory  developments.  For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers or mergers.  Such legislation may significantly  depress the prices of outstanding lower rated  securities.  A description of various corporate debt ratings appears in Appendix A to this SAI.

Securities issued by foreign issuers rated below investment grade entail greater risks than higher rated securities, including the risks of untimely interest and principal payment, default and price volatility and may also present problems of liquidity, valuation and currency risk.

Inflation linked securities
Inflation linked  securities are debt securities whose principal and/or interest payments are  adjusted for  inflation,  unlike debt  securities  that make fixed principal and interest  payments.  Inflation linked securities  include Treasury
Inflation Protected Securities  ("TIPS"),  which are securities issued by the US
Treasury.  The interest rate paid by TIPS is fixed,  while the  principal  value rises or falls based on changes in a  published  Consumer  Price Index  ("CPI").
Thus, if inflation  occurs,  the principal and interest payments on the TIPS are adjusted  accordingly to protect  investors  from  inflationary  loss.  During a deflationary period, the principal and interest payments decrease,  although the
TIPS' principal  amounts will not drop below their face amounts at maturity.  In exchange for the inflation  protection,  TIPS generally pay lower interest rates than typical US Treasury securities.  Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Other issuers of inflation  linked debt  securities  include other US government agencies or instrumentalities,  corporations and foreign governments.  There can be no  assurance  that the CPI or any foreign  inflation  index will  accurately measure  the  real  rate of  inflation  in the  prices  of goods  and  services.
Moreover,  there can be no  assurance  that the rate of  inflation  in a foreign country will be correlated to the rate of inflation in the United States.

The value of inflation  linked  securities  is expected to change in response to changes in real  interest  rates.  Real  interest  rates in turn are tied to the
relationship   between  nominal  interest  rates  and  the  rate  of  inflation.
Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation linked securities.

                                       19

While  inflation  linked  securities are expected to be protected from long-term inflationary trends,  short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency  exchange  rates),  investors in these securities may not be protected to the extent that the increase is not  reflected in the bond's inflation measure.

Any increase in the  principal  amount of an inflation  linked  security will be considered  taxable ordinary income,  even though investors do not receive their principal until maturity.

Pay-in-kind bonds
The Fund may invest in pay-in-kind bonds.  Pay-in-kind bonds are securities that pay interest  through the issuance of additional  bonds. The Fund will be deemed to receive  interest  over the life of such bonds and may be treated for federal income tax  purposes as if interest  were paid on a current  basis,  although no cash  interest  payments are received by the Fund until the cash payment date or until the bonds mature.

Convertible securities
The Fund may  invest in  convertible  securities  which  generally  offer  lower interest or dividend  yields than  non-convertible  debt  securities  of similar quality. The value of convertible securities may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock because they rank senior to common stock.  Convertible securities  entitle the holder to exchange the securities for a specified number of shares of common  stock,  usually of the same  company,  at specified  prices within a certain period of time and to receive  interest or dividends  until the holder elects to convert. The provisions of a convertible security determine its
ranking  in  a  company's  capital  structure.   In  the  case  of  subordinated
convertible  debentures,   the  holder's  claims  on  assets  and  earnings  are
subordinated  to the claims of other  creditors  and are senior to the claims of
preferred  and  common  shareholders.   In  the  case  of  preferred  stock  and
convertible  preferred  stock,  the  holder's  claim on assets and  earnings are subordinated  to the  claims of all  creditors  but are  senior to the claims of common shareholders.

Credit-linked securities
The Fund may invest in credit-linked  securities.  Credit-linked  securities are debt  securities  that  represent  an  interest  in a pool of, or are  otherwise collateralized  by, one or more  corporate  debt  obligations  or credit default swaps on corporate  debt or bank loan  obligations.  Such debt  obligations  may represent the  obligations  of one or more corporate  issuers.  The Fund has the right to receive periodic interest payments from the issuer of the credit-linked security  (usually the seller of the underlying  credit  default  swap(s)) at an agreed-upon interest rate, and a return of principal at the maturity date.

The Fund bears the risk of loss of its  principal  investment  and the  periodic interest  payments expected to be received for the duration of its investment in the  credit-linked  security,  in the  event  that  one  or  more  of  the  debt obligations  underlying bonds or debt obligations  underlying the credit default swaps, go into default or otherwise become  non-performing.  Upon the occurrence of such a credit event (including bankruptcy,  failure to timely pay interest or principal or a  restructuring)  with respect to an  underlying  debt  obligation
(which may  represent a credit event of one or more  underlying  obligors),  the
Fund will generally  reduce the principal  balance of the related  credit-linked security  by the Fund's  pro rata  interest  in the par amount of the  defaulted underlying  debt  obligation  in exchange for the actual value of the  defaulted underlying  obligation or the defaulted  underlying  obligation itself,  thereby causing the Fund to lose a portion of its investment. As a result, on an ongoing basis, interest on the credit-linked security will accrue on a smaller principal balance and a smaller  principal  balance will be returned at  maturity.  To the extent that a  credit-linked  security  represents  an  interest  in  underlying obligations of a single corporate issuer, a credit event with respect to such an issuer  presents  greater  risk of loss to the  Fund  than if the  credit-linked security represented an interest in underlying obligations of multiple corporate issuers.

                                       20

In  addition,  the Fund  bears  the risk that the  issuer  of the  credit-linked security will default or become  bankrupt.  In such an event,  the Fund may have difficulty  being  repaid,  or fail to be repaid,  the  principal  amount of its investment and the remaining periodic interest payments thereon.

An  investment  in  credit-linked  securities  also  involves  reliance  on  the counterparty to the swap entered into with the issuer to make periodic  payments to the issuer under the terms of the credit default swap. Any delay or cessation in the making of such payments may be expected in certain instances to result in
delays  or   reductions  in  payments  to  the  Fund  as  an  investor  in  such credit-linked securities.  Additionally,  credit-linked securities are typically structured as limited recourse obligations of the issuer of such securities such that the securities issued will usually be obligations  solely of the issuer and will not be obligations or responsibilities of any other person.

Most  credit-linked  securities are  structured as Rule 144A  securities so that they may be freely traded among  institutional  buyers.  The Fund will generally only  purchase  credit-linked  securities  that are  determined  to be liquid in accordance  with the  Fund's  liquidity  guidelines.  However,  the  market  for credit-linked  securities  may be, or suddenly can become,  illiquid.  The other
parties  to  the   transaction   may  be  the  only  investors  with  sufficient
understanding  of the  derivative to be interested in bidding for it. Changes in liquidity  may result in  significant,  rapid and  unpredictable  changes in the prices for  credit-linked  securities.  In certain  cases,  a market price for a credit-linked security may not be available or may not be reliable, and the Fund could  experience  difficulty in selling such security at a price the investment manager believes is fair. In the event a credit-linked  security is deemed to be illiquid,  the Fund will include such security in calculating  its limitation on investments in illiquid securities.

The value of a credit-linked  security will typically  increase or decrease with any change in the value of the underlying debt obligations,  if any, held by the issuer and the credit default swap.  Further,  in cases where the  credit-linked security is  structured  such that the payments to the Fund are based on amounts received  in respect of, or the value of  performance  of, any  underlying  debt obligations  specified  in  the  terms  of the  relevant  credit  default  swap, fluctuations  in the  value  of such  obligation  may  affect  the  value of the credit-linked security.

The  collateral of a  credit-linked  security may be one or more credit  default swaps, which are subject to additional risks. See "Investment strategies--Swaps"
for a description of additional risks associated with credit default swaps.

When-issued securities
The  Fund  may  purchase  securities  offered  on a  "when-issued"  or  "delayed delivery" basis.  When so offered,  the price,  which is generally  expressed in yield  terms,  is fixed at the time the  commitment  to  purchase  is made,  but delivery and payment for the  when-issued or delayed  delivery  securities  take place at a later date.  During the period between  purchase and  settlement,  no payment  is  made  by  the  purchaser  to the  issuer  and  no  interest  on the when-issued  or  delayed  delivery  security  accrues  to the  purchaser.  While when-issued or delayed  delivery  securities may be sold prior to the settlement date,  it is  intended  that the Fund will  purchase  such  securities  with the purpose  of  actually  acquiring  them  unless  a  sale  appears  desirable  for investment  reasons.  At the time the Fund makes the  commitment  to  purchase a security  on a  when-issued  or  delayed  delivery  basis,  it will  record  the transaction  and reflect the value of the security in determining  its net asset value.  The market value of  when-issued or delayed  delivery  securities may be more or less than the  purchase  price.  The Advisor  does not believe  that the
Fund's net asset value or income will be  adversely  affected by its purchase of securities on a when-issued or delayed delivery basis. The Fund's custodian will maintain Segregated Assets equal in value to the purchase price and the interest rate payable on the securities  which are fixed on the purchase  commitment date or at the time of settlement  for  when-issued or delayed  delivery  securities, marked-to-market daily in accordance with pertinent SEC positions.

                                       21

Mortgage-backed securities and mortgage pass-through securities
The Fund may also invest in mortgage-backed  securities,  which are interests in pools of  mortgage  loans,  including  mortgage  loans made by savings  and loan institutions,  mortgage bankers,  commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related  and private  organizations  as further  described below. The
Fund may also  invest in debt  securities,  which are  secured  with  collateral
consisting  of   mortgage-backed   securities  (see   "Collateralized   Mortgage
Obligations"), and in other types of mortgage-related securities.

The timely  payment of  principal  and  interest on  mortgage-backed  securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is
backed  by GNMA  and the full  faith  and  credit  of the US  government.  These guarantees,  however,  do not apply to the market  value of Fund  shares.  Also, securities issued by GNMA and other mortgage-backed  securities may be purchased at a premium over the maturity value of the underlying  mortgages.  This premium is not  guaranteed  and  would  be lost if  prepayment  occurs.  Mortgage-backed securities issued by US government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations.  Certain obligations, such as those issued by the Federal  Home Loan Bank are  supported  by the  issuer's  right to borrow from the US  Treasury,  while  others such as those issued by Fannie Mae, formerly known as the Federal National Mortgage Association,  are supported only by the credit of the issuer.  Unscheduled  or early  payments on the  underlying mortgages may shorten the securities'  effective  maturities and reduce returns.
The Fund may  agree to  purchase  or sell  these  securities  with  payment  and delivery  taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying  mortgages and expose the Fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed securities are held by the Fund,  the  prepayment  right of mortgagors may limit the  increase  in  net  asset  value  of  the  Fund  because  the  value  of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities,  which  normally  provide for periodic  payment of interest in fixed amounts with principal  payments at maturity or specified  call dates.  Instead, these  securities  provide a monthly payment which consists of both interest and principal  payments.  In effect,  these  payments  are a  "pass-through"  of the monthly  payments made by the individual  borrowers on their mortgage loans, net of any fees  paid to the  issuer or  guarantor  of such  securities.  Additional payments are caused by  repayments of principal  resulting  from the sale of the underlying property,  refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-backed securities (such as securities issued by GNMA)
are described as "modified pass-through." These securities entitle the holder to receive all interest and principal  payments owed on the mortgage  pool,  net of certain fees, at the scheduled  payments dates  regardless of whether or not the mortgagor actually makes the payment.

                                       22

Any discount  enjoyed on the purchases of a  pass-through  type  mortgage-backed security will likely constitute market discount.  As the Fund receives principal payments, it will be required to treat as ordinary income an amount equal to the lesser of the amount of the payment or the  "accrued  market  discount."  Market discount is to be accrued  either under a constant rate method or a proportional method.  Pass-through type mortgage-backed  securities purchased at a premium to face will be subject to a similar  rule  requiring  recognition  of an offset to ordinary  interest income,  an amount of premium  attributable to the receipt of principal.  The amount of premium  recovered is to be determined  using a method similar  to that in place  for  market  discount.  The Fund may  elect to accrue market  discount or amortize  premium  notwithstanding  the amount of  principal received, but such election will apply to all bonds held and thereafter acquired unless permission is granted by the Commissioner of the Internal Revenue Service to change such method.

The principal  governmental  guarantor of  mortgage-related  securities is GNMA, which is a wholly  owned US  government  corporation  within the  Department  of
Housing and Urban  Development.  GNMA is authorized to guarantee,  with the full faith and credit of the US  government,  the timely  payment  of  principal  and interest on securities issued by institutions  approved by GNMA (such as savings and loan  institutions,  commercial  banks and  mortgage  bankers) and backed by pools of  mortgages  which are  insured  by the  Federal  Housing  Authority  or guaranteed by the Veterans  Administration.  These guarantees,  however,  do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares.  Also, GNMA securities often are purchased at a premium over the maturity value of the underlying  mortgages.  This premium is not guaranteed and should be viewed as an economic offset to interest to be earned.  If prepayments occur,  less  interest  will be earned and the value of the premium paid will be lost.

Government-related  guarantors (i.e., not backed by the full faith and credit of the US  government)  include  Fannie Mae and Freddie Mac (formerly  known as the
Federal Home Loan Mortgage  Corporation).  Fannie Mae is a  government-sponsored corporation  owned  entirely by private  stockholders.  It is subject to general regulation  by the  Secretary  of  Housing  and Urban  Development.  Fannie  Mae
purchases  conventional  (i.e.,  not  insured or  guaranteed  by any  government agency) mortgages from a list of approved  seller/servicers  which include state and federally  chartered  savings and loan  associations,  mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie  Mae are  guaranteed  as to timely  payment  of  principal  and interest by Fannie  Mae,  but are not backed by the full faith and credit of the
US government.

Freddie Mac is a corporate  instrumentality of the US government and was created by Congress in 1970 for the purpose of increasing the  availability  of mortgage credit for  residential  housing.  Its stock is owned by the twelve Federal Home
Loan  Banks.  Freddie  Mac  issues  Participation  Certificates  ("PCs"),  which represent  interests  in  conventional  mortgages  from Freddie  Mac's  national portfolio.  Freddie  Mac  guarantees  the  timely  payment of  interest  and the ultimate  collection of principal,  but PCs are not backed by the full faith and credit of the US government.

Commercial  banks,  savings and loan  institutions,  private mortgage  insurance companies,  mortgage  bankers and other  secondary  market  issuers  also create pass-through  pools  of  conventional  mortgage  loans.  Such  issuers  may,  in addition,  be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-related  securities.  Pools created by such  non-governmental  issuers  generally  offer a higher rate of interest than government and government-related  pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and  principal of these pools may be supported by various  forms of insurance or guarantees,  including  individual  loan,  title,  pool and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness  of the  issuers  thereof  will be  considered  in  determining
whether  a  mortgage-related   security  meets  the  Fund's  investment  quality
standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance  policies or guarantee or guarantees, even if through an  examination  of the loan  experience  and  practices  of the originators/servicers  and poolers,  the Advisor  determines that the securities meet the Fund's quality  standards.  Although the market for such  securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

                                       23

Collateralized mortgage obligations ("CMOS") and real estate mortgage investment conduits ("REMICS")
A CMO is a debt  security on which  interest and prepaid  principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are  more  typically  collateralized  by  portfolios  of  mortgage  pass-through securities  guaranteed  by GNMA,  Freddie  Mac or Fannie  Mae and  their  income streams.  Privately issued CMOs tend to be more sensitive to interest rates than
Government-issued CMOs.

CMOs are  structured  into  multiple  classes,  each bearing a different  stated
maturity.  Actual  maturity  and average  life will  depend upon the  prepayment experience  of  the  collateral.  CMOs  provide  for a  modified  form  of  call protection  through a de facto  breakdown  of the  underlying  pool of mortgages according  to how quickly the loans are repaid.  Monthly  payments of  principal received from the pool of underlying mortgages,  including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity  classes  receive  principal only after the first class has been retired.  An investor is partially  guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction,  a corporation issues multiple series (e.g., A, B,
C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates  ("Collateral").  The Collateral is pledged to a third party  trustee as security  for the Bonds.  Principal  and interest  payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The  series A, B and C Bonds  all bear  current  interest.
Interest  on the  series Z Bond is  accrued  and added to  principal  and a like amount is paid as  principal on the series A, B or C Bond  currently  being paid off.  When the series A, B and C Bonds are paid in full,  interest and principal on the series Z Bond  begins to be paid  currently.  With some CMOs,  the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan  associations) to borrow against their loan portfolios.  REMICs are private entities formed for the purpose of holding a fixed pool of mortgages  secured by an  interest  in real  property.  REMICs are  similar to CMOs in that they issue multiple classes of securities.

REMICs are entities  that own  mortgages  and elect REMIC status under the Code.
The Fund will purchase only regular interests in REMICs. REMIC regular interests are treated as debt of the REMIC and  income/discount  thereon must be accounted for on the "catch-up method," using a reasonable prepayment assumption under the original issue discount rules of the Code.

CMOs and REMICs issued by private entities are not government securities and are not  directly  guaranteed  by any  government  agency.  They are  secured by the underlying collateral of the private issuer. Yields on privately issued CMOs, as described  above,  have been  historically  higher than yields on CMOs issued or guaranteed by US government  agencies.  However, the risk of loss due to default on  such  instruments  is  higher  since  they  are  not  guaranteed  by  the US government.  Such  instruments  also tend to be more sensitive to interest rates than US  government-issued  CMOs.  The Fund  will  not  invest  in  subordinated privately  issued  CMOs.  For  federal  income  tax  purposes,  the Fund will be required  to  accrue  income  on CMOs and  REMIC  regular  interests  using  the
"catch-up method," with an aggregate prepayment assumption.

                                       24

Dollar rolls
The Fund may enter  into  dollar  rolls in which the Fund sells  securities  and simultaneously  contracts to repurchase  substantially  similar  securities on a specified  future date.  In the case of dollar rolls  involving  mortgage-backed securities,  the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold,  but will be  supported by different  pools of  mortgages.  The Fund forgoes  principal  and interest  paid during the roll period on the  securities sold in a dollar roll, but the Fund is compensated by the difference between the current  sales  price and the price for the future  purchase,  as well as by any interest  earned on the proceeds of the securities  sold. The Fund could also be compensated through receipt of fee income. The Fund intends to enter into dollar rolls only with government  securities dealers recognized by the Federal Reserve
Board or with member  banks of the Federal  Reserve.  The Trust does not believe the Fund's obligations under dollar rolls are senior securities and accordingly, the Fund, as a matter of non-fundamental  policy, will not treat dollar rolls as being subject to its borrowing or senior securities  restrictions.  However, the
Fund's custodian will maintain  Segregated Assets equal in value to the purchase price and the  interest  rate payable on the  securities  which are fixed on the purchase  commitment  date  or at the  time  of  settlement  for  dollar  rolls, marked-to-market  daily in accordance with pertinent SEC positions.  In addition to the general  risks  involved in  leveraging,  dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

To-be-announced securities
A  to-be-announced   mortgage-backed   security  ("TBA")  is  a  mortgage-backed
security,  such as a GNMA pass-through security,  that is purchased or sold with specific pools of cash that will constitute that GNMA pass-through  security, to be announced on a future  settlement date. At the time of purchase of a TBA, the seller  does  not  specify  the  particular  mortgage-backed  securities  to  be delivered  but rather agrees to accept any  mortgage-backed  security that meets specified terms.  The Fund and the seller would agree upon the issuer,  interest rate and terms of the  underlying  mortgages,  but the seller would not identify
the  specific   underlying   mortgages   until  shortly  before  it  issues  the
mortgage-backed   security.  TBAs  increase  interest  rate  risks  because  the underlying  mortgages may be less  favorable  than  anticipated by the Fund. The
Fund's custodian will maintain  Segregated Assets equal in value to the purchase price and the  interest  rate payable on the  securities  which are fixed on the purchase commitment date or at the time of settlement for TBAs, marked-to-market daily in accordance with pertinent SEC positions.

Other mortgage-backed securities
The Advisor expects that  governmental,  government-related  or private entities may create mortgage loan pools and other  mortgage-related  securities  offering mortgage  pass-through  and  mortgage-collateralized  investments in addition to those described  above.  The mortgages  underlying  these securities may include alternative mortgage instruments,  that is, mortgage instruments whose principal or  interest  payments  may vary or whose  terms to  maturity  may  differ  from customary  long-term  fixed  rate  mortgages.  As new types of  mortgage-related securities are developed and offered to investors,  the Advisor will, consistent with the Fund's investment objective,  policies and quality standards,  consider making investments in such new types of mortgage-related securities.

                                       25

Asset-backed securities
The Fund  may  invest a  portion  of its  assets  in debt  obligations  known as
"asset-backed securities." Asset-backed securities are securities that represent a  participation  in, or are secured by and payable  from,  a stream of payments generated by  particular  assets,  most often a pool or pools of similar  assets
(e.g.,  receivables  on home equity and credit loans and  receivables  regarding automobile,  credit card, mobile home and recreational vehicle loans,  wholesale dealer floor plans and leases).  Such  receivables  are  securitized in either a
pass-through  or  a  pay-through  structure.   Pass-through  securities  provide
investors  with an income  stream  consisting  of both  principal  and  interest payments  in respect of the  receivables  in the  underlying  pool.  Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity,  which are  collateralized  by the various  receivables and in which the payments  on the  underlying  receivables  provide  that  the  Fund pay the debt service on the debt obligations  issued.  The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or  enhancement  provided.
Such  asset-backed  securities  are  subject  to the  same  prepayment  risks as mortgage-backed  securities.  For federal income tax purposes,  the Fund will be required  to accrue  income on  pay-through  asset-backed  securities  using the
"catch-up method," with an aggregate prepayment assumption.

The credit  quality of most  asset-backed  securities  depends  primarily on the credit quality of the assets  underlying  such  securities,  how well the entity issuing the security is insulated  from the credit risk of the originator or any other  affiliated  entities,  and the amount and  quality of any credit  support provided  to the  securities.  The rate of  principal  payment  on  asset-backed securities  generally depends on the rate of principal  payments received on the underlying  assets  which in turn may be affected  by a variety of economic  and other factors. As a result, the yield on any asset-backed  security is difficult to predict with  precision  and the actual yield to maturity may be more or less
than  the  anticipated  yield  to  maturity.   Asset-backed  securities  may  be
classified as "pass-through certificates" or "collateralized obligations."

Asset-backed  securities are often backed by a pool of assets  representing  the obligations of a number of different  parties.  To lessen the effect of failures by obligors on underlying  assets to make payment,  such  securities may contain elements of credit support.  Such credit support falls into two categories:  (i)
liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity  protection refers to the  provision of advances,  generally by the entity  administering  the pool of assets,  to ensure that the receipt of payments  due on the  underlying  pool is timely.  Protection  against losses resulting from ultimate default enhances the likelihood of payments of the  obligations on at least some of the assets in the pool. Such protection may be provided through guarantees,  insurance policies or letters of credit obtained by the issuer or sponsor from third parties,  through various means of  structuring  the  transaction or through a combination of such approaches.  The Fund will not pay any additional  fees for such credit support, although the existence of credit support may increase the price of a security.

Due to the shorter maturity of the collateral backing such securities,  there is less of a risk of substantial  prepayment than with mortgage-backed  securities.
Such asset-backed  securities do, however,  involve certain risks not associated with  mortgage-backed  securities,  including the risk that  security  interests cannot be adequately,  or in many cases, ever,  established.  In addition,  with respect  to credit  card  receivables,  a number of state and  federal  consumer credit laws give debtors the right to set off certain amounts owed on the credit cards,  thereby  reducing the  outstanding  balance.  In the case of  automobile receivables,  there is a risk that the  holders  may not have either a proper or first security  interest in all of the obligations  backing such receivables due to the large number of vehicles  involved in a typical  issuance  and  technical requirements under state laws. Therefore,  recoveries on repossessed  collateral may not always be available to support payments on the securities.

                                       26

Examples of credit  support  arising  out of the  structure  of the  transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided for each issue is generally based on historical credit information with respect  to the level of credit  risk  associated  with the  underlying  assets.
Delinquencies  or losses in excess of those  anticipated  could adversely affect the return on an investment in such issue.

The  Fund  may  invest   asset-backed   securities   that  are   categorized  as
collateralized  debt  obligations  ("CDOs").  CDOs include  collateralized  bond
obligations  ("CBOs"),   collateralized  loan  obligations  ("CLOs")  and  other
similarly  structured  securities.  A  CBO  is a  trust  which  is  backed  by a diversified pool of high risk, below investment grade fixed income securities. A
CLO is a trust typically  collateralized by a pool of loans,  which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and  subordinate  corporate  loans,  including  loans  that may be  rated  below investment grade or equivalent  unrated loans.  CDOs may charge  management fees and administrative expenses.

Zero coupon and delayed interest securities
The Fund may invest in zero coupon or delayed  interest  securities which pay no cash income until maturity or a specified date when the securities  begin paying current interest (the "cash payment date") and are sold at substantial discounts from their value at maturity.  When held to maturity or cash payment  date,  the entire income of such securities, which consists of accretion of discount, comes from the  difference  between the purchase  price and the  securities'  value at maturity  or cash  payment  date.  The  discount  varies  depending  on the time remaining  until  maturity or cash  payment  date,  prevailing  interest  rates, liquidity of the security and the perceived  credit  quality of the issuer.  The discount, in the absence of financial  difficulties of the issuer,  decreases as the final maturity or cash payment date of the security  approaches.  The market prices of zero  coupon  and  delayed  interest  securities  are  generally  more volatile and more likely to respond to changes in interest rates than the market prices of securities  having similar  maturities  and credit  qualities that pay interest periodically.

Zero coupon  securities  are subject to greater market value  fluctuations  from changing  interest rates than debt  obligations of comparable  maturities  which
make  current   distributions  of  interest  (cash).   Zero  coupon  convertible
securities  offer the  opportunity  for capital  appreciation  as increases  (or decreases) in market value of such  securities  closely  follow the movements in the  market  value of the  underlying  common  stock.  Zero  coupon  convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with short  maturities  (15 years or less) and are issued with options and/or redemption features  exercisable by the holder of the  obligation,  entitling  the holder to redeem the  obligation  and receive a defined cash payment.

                                       27

Zero coupon  securities  include  securities issued directly by the US Treasury, and US Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying  principal  ("coupons")  which have been separated by their holder,  typically a custodian bank or investment  brokerage firm. A holder will separate the interest  coupons from the  underlying  principal (the "corpus") of the US Treasury  security.  A number of securities firms and banks have stripped the interest  coupons and  receipts  and then resold them in  custodial  receipt programs with a number of different  names,  including  "Treasury  Income Growth
Receipts"  ("TIGRS")  and  Certificate  of Accrual on Treasuries  ("CATS").  The
underlying US Treasury bonds and notes themselves are held in book-entry form at
the  Federal  Reserve  Bank  or,  in  the  case  of  bearer   securities  (i.e.,
unregistered  securities  which are  owned  ostensibly  by the  bearer or holder thereof), in trust on behalf of the owners thereof.  Counsel to the underwriters of these  certificates  or  other  evidences  of  ownership  of the US  Treasury securities  has stated  that for  federal tax and  securities  purposes,  in its opinion, purchasers of such certificates,  such as the Fund, most likely will be deemed the beneficial holder of the underlying US government securities.

The US Treasury has facilitated transfers of ownership of zero coupon securities by accounting  separately  for the beneficial  ownership of particular  interest coupon and corpus  payments on Treasury  securities  through the Federal Reserve book-entry  record-keeping system. The Federal Reserve program as established by the US  Treasury  Department  is known  as  "STRIPS"  or  "Separate  Trading  of
Registered Interest and Principal of Securities." Under the STRIPS program,  the
Fund will be able to have its  beneficial  ownership  of zero coupon  securities recorded directly in the book-entry  record-keeping  system in lieu of having to hold  certificates or other evidences of ownership of the underlying US Treasury securities.

When US Treasury  obligations  have been  stripped of their  unmatured  interest coupons  by the  holder,  the  principal  or corpus  is sold at a deep  discount because the buyer  receives  only the right to receive a future fixed payment on the  security  and does not  receive  any  rights to  periodic  interest  (cash)
payments.  Once  stripped  or  separated,  the  corpus and  coupons  may be sold separately.  Typically,  the coupons are sold  separately  or grouped with other coupons with like maturity  dates and sold in such bundled  form.  Purchasers of
stripped  obligations   acquire,  in  effect,   discount  obligations  that  are
economically  identical to the zero coupon securities that the US Treasury sells itself.  These stripped  securities  are also treated as zero coupon  securities with original issue discount for tax purposes.

Structured notes
Structured  notes are  derivative  debt  securities,  the  interest  rate and/or principal of which is  determined  by an unrelated  indicator.  The value of the principal of and/or  interest on structured  notes is determined by reference to changes in the return,  interest rate or value at maturity of a specific  asset, reference rate or index (the  "reference  instrument") or the relative change in two or more  reference  instruments.  The interest rate or the principal  amount payable upon  maturity or redemption  may be increased or  decreased,  depending upon changes in the applicable  reference  instruments.  Structured notes may be positively or negatively  indexed, so that an increase in value of the reference instrument  may produce an increase or a decrease in the interest  rate or value of the structured note at maturity. In addition, changes in the interest rate or the value of the  structured  note at maturity may be  calculated as a specified multiple of the change in the value of the  reference;  therefore,  the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other types of debt  securities  because the investor bears the risk of the reference  instrument.  Structured  notes may also be more volatile, less liquid and more difficult to accurately price than less complex  securities or more  traditional debt  securities.  In order to cover structured  notes, the
Fund,  to the extent  required by the SEC, will  maintain  Segregated  Assets in accordance  with SEC  positions  to cover its  obligations  with respect to such instruments.

                                       28

Emerging markets investments
The Fund may  invest  in  equity  securities  of  emerging  market  issuers,  or securities  with  respect  to which  the  return  is  derived  from  the  equity securities of issuers in emerging  markets,  and in debt  securities of emerging markets issuers,  or securities with respect to which the return is derived from debt  securities  of issuers in  emerging  markets.  The Fund's  investments  in emerging market government and government-related securities may consist of: (i)
debt securities or obligations issued or guaranteed by governments, governmental agencies or  instrumentalities  and political  subdivisions  located in emerging market  countries  (including  participation  in loans between  governments  and
financial   institutions),   (ii)  debt  securities  or  obligations  issued  by
government  owned,  controlled or sponsored  entities located in emerging market countries and (iii) interests in issuers  organized and operated for the purpose of restructuring the investment  characteristics of instruments issued by any of the entities described above.

The Fund's investments in the fixed income securities of emerging market issuers may  include  investments  in  Structured  Securities,  Loan  Participation  and
Assignments  (as such  capitalized  terms are  defined  below),  Brady Bonds and certain non-publicly traded securities.

The Fund may invest a portion of its assets in entities  organized  and operated solely for the  purpose  of  restructuring  the  investment  characteristics  of sovereign  debt  obligations.  This type of  restructuring  involves the deposit with, or purchase by, an entity,  such as a corporation  or trust,  of specified instruments  (such as commercial  bank loans or Brady Bonds) and the issuance by that  entity of one or more  classes  of  securities  ("Structured  Securities")
backed by, or representing  interests in, the underlying  instruments.  The cash flow of the underlying  instruments  may be  apportioned  among the newly issued
Structured   Securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions,  and the extent of the payments made with respect to Structured
Securities  is  dependent  on the  extent  of the  cash  flow on the  underlying instruments.  Because  Structured  Securities  of the  type in  which  the  Fund anticipates investing typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.  The Fund is permitted  to  invest  in a  class  of  Structured  Securities  that  is  either subordinated  or  unsubordinated  to the  right of  payment  of  another  class.
Subordinated  Structured  Securities  are  typically  sold in private  placement transactions,  and there  currently is no active  trading  market for Structured
Securities.  Thus,  investments  by the Fund in  Structured  Securities  will be limited by the Fund's  prohibition  on investing more than 15% of its net assets in illiquid securities.

The Fund may invest in fixed rate and  floating  rate loans  ("Loans")  arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders").  The Fund's investments in Loans are  expected in most  instances to be in the form of a  participation  in loans
("Participation")  and assignments of all or a portion of Loans  ("Assignments")
from  third  parties.  The Fund  will  have the  right to  receive  payments  of principal,  interest  and any fees to which it is entitled  only from the Lender selling the  Participation  and only upon  receipt by the Lender of the payments from the  borrower.  In the  event of the  insolvency  of the  Lender  selling a
Participation,  the Fund may be treated as a general  creditor of the Lender and may not benefit from any set-off  between the Lender and the  borrower.  Certain
Participations  may be  structured  in a manner  designed  to  avoid  subjecting purchasers  of  Participations  to the credit risk of the Lender with respect to the  Participations.  Even under such a structure,  in the event of the Lender's insolvency,  the Lender's  servicing of the Participation may be delayed and the assignability of the  Participation  may be impaired.  The Fund will acquire the
Participations  only  if the  Lender  interpositioned  between  the  Fund  and a borrower is determined by the Advisor to be creditworthy.

                                       29

When the Fund purchases  Assignments from Lenders, it will acquire direct rights against the  borrower on the Loan.  However,  because  Assignments  are arranged
through  private   negotiations   between  potential   assignees  and  potential
assignors,  the rights and obligations  acquired by the Fund as the purchaser of an  Assignment  may differ  from,  and be more limited  than,  those held by the assigning Lender.

The Fund may invest in Brady Bonds,  which are  securities  created  through the exchange of  existing  commercial  bank loans to public and private  entities in certain  emerging  markets for new bonds in connection with debt  restructurings under a debt  restructuring  plan  introduced  by  former  US  Secretary  of the
Treasury,  Nicholas F. Brady (the "Brady Plan").  Brady Plan debt restructurings have been implemented to date in Argentina,  Bulgaria,  Brazil,  Costa Rica, the
Dominican Republic,  Ecuador, Ivory Coast, Jordan, Mexico,  Morocco,  Nicaragua,
Nigeria, Panama, Peru, the Philippines,  Poland, Russia, Uruguay,  Venezuela and
Vietnam.  Brady Bonds have been issued only in recent years, and for that reason do not have a very long payment history.  Brady Bonds may be  collateralized  or uncollateralized,  are  issued  in  various  currencies  (but  primarily  the US
dollar),  and  are  actively  traded  in  over-the-counter   secondary  markets.
Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally  collateralized in full as to principal by US
Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation  components:  the collateralized  repayment  of principal at final  maturity;  the  collateralized
interest   payments;   the   uncollateralized   interest   payments;   and   any
uncollateralized  repayment  of principal  at maturity  (these  uncollateralized amounts  constitute the "residual risk"). In light of the residual risk of Brady
Bonds and the history of defaults of countries  issuing Brady Bonds with respect to commercial  bank loans by public and private  entities,  investments in Brady
Bonds may be viewed as  speculative.  There can be no  assurance  that the Brady
Bonds  in  which  the  Fund  invests  will  not  be  subject  to   restructuring
arrangements  or to requests for a new credit which may cause the Fund to suffer a loss of interest or principal in any of its holdings.

The Fund  also may  invest  in  securities  that are  neither  listed on a stock exchange nor traded over-the-counter,  including privately placed securities and
limited  partnerships.   Investing  in  such  unlisted  emerging  market  equity
securities,  including investments in new and early stage companies, may involve a high  degree of business  and  financial  risk that can result in  substantial losses.  As a  result  of the  absence  of a public  trading  market  for  these securities, they may be less liquid than publicly traded securities.

The Fund's  investments in emerging  market  securities  will, at all times,  be limited by the Fund's  prohibition  on investing more than 15% of its net assets in illiquid securities.

Risks of investing in emerging markets
There are additional  risks  inherent in investing in less developed  countries.
The Fund  considers a country to be an "emerging  market" if it is defined as an emerging or developing  economy by any one of the following:  the  International
Bank  for   Reconstruction   and  Development   (i.e.,   the  World  Bank),  the
International  Finance Corporation or the United Nations or its authorities.  An emerging  market  security is a security  issued by a government or other issuer that,  in  the  opinion  of  the  Advisor,  has  one or  more  of the  following characteristics: (i) the principal trading market of the security is an emerging market;  (ii) the primary revenue of the issuer (at least 50%) is generated from goods produced or sold,  investments  made or services  performed in an emerging market  country;  or (iii) at least 50% of the assets of the issuer are situated in emerging market countries.

                                       30

Compared to the United States and other developed countries,  emerging countries may  have  relatively  unstable  governments,  economies  based  on  only  a few industries and  securities  markets that trade only a small number of securities and employ settlement procedures different from those used in the United States.
Prices on these  exchanges  tend to be volatile and, in the past,  securities in these countries have offered  greater  potential for gain (as well as loss) than securities of companies located in developed countries.  Further, investments by foreign  investors  are subject to a variety of  restrictions  in many  emerging
countries.   Countries  such  as  those  in  which  the  Fund  may  invest  have historically  experienced,  and  may  continue  to  experience,  high  rates  of
inflation,   high  interest  rates,   exchange  rate  fluctuations  or  currency
depreciation,  large  amounts of external  debt,  balance of payments  and trade difficulties and extreme poverty and unemployment.  Additional  factors that may influence  the  ability or  willingness  to service  debt  include,  but are not limited to: a country's  cash flow  situation;  the  availability  of sufficient foreign  exchange on the date a payment is due;  the  relative  size of its debt service burden to the economy as a whole;  its  government's  policy towards the
International  Monetary Fund, the World Bank and other  international  agencies;
and the political constraints to which a government debtor may be subject.

The ability of a foreign government or government-related  issuer to make timely and  ultimate  payments  on its  external  debt  obligations  will  be  strongly influenced by the issuer's balance of payments,  including  export  performance, its access to international  credits and  investments,  fluctuations in interest rates and the  extent of its  foreign  reserves.  A country  whose  exports  are concentrated in a few commodities or whose economy depends on certain  strategic imports could be vulnerable to  fluctuations  in  international  prices of these commodities or imports.  To the extent that a country  receives  payment for its exports in  currencies  other than  dollars,  its ability to make debt  payments denominated in dollars could be adversely  affected.  If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing  loans and aid from foreign governments,  commercial banks and multilateral organizations,  and inflows of  foreign  investment.  The  commitment  on the part of these  foreign governments,  multilateral  organizations and others to make such  disbursements may be conditioned on the government's implementation of economic reforms and/or economic  performance  and the  timely  service of its  obligations.  Failure to implement  such reforms,  achieve such levels of economic  performance  or repay principal or interest when due may curtail the willingness of such third parties to lend funds,  which may further impair the issuer's  ability or willingness to service its debts in a timely manner.  The cost of servicing  external debt will also  generally be adversely  affected by rising  international  interest  rates because many external debt obligations bear interest at rates which are adjusted based upon  international  interest rates.  The ability to service external debt will  also  depend  on the  level  of the  relevant  government's  international currency reserves and its access to foreign exchange.  Currency devaluations may affect  the  ability  of a  governmental  issuer  to obtain  sufficient  foreign exchange to service its external debt.

As a  result  of  the  foregoing,  a  governmental  issuer  may  default  on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or  guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting  country itself,  and the ability of the holder of foreign  government and  government-related  debt securities to obtain recourse may be subject to the  political  climate in the relevant  country.  In addition,  no assurance  can be given that the holders of  commercial  bank debt will not  contest  payments  to the  holders  of other  foreign  government  and government-related  debt  obligations  in  the  event  of  default  under  their commercial bank loan agreements.

                                       31

The issuers of the government and  government-related  debt  securities in which the Fund expects to invest have in the past experienced substantial difficulties in  servicing  their  external  debt  obligations,  which has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements  have  included,  among other  things,  reducing  and  rescheduling interest and principal  payments by negotiating new or amended credit agreements or  converting  outstanding  principal and unpaid  interest to Brady Bonds,  and obtaining new credit to finance  interest  payments.  Holders of certain foreign
government  and   government-related   debt   securities  may  be  requested  to
participate in the restructuring of such obligations and to extend further loans to their  issuers.  There can be no  assurance  that the  Brady  Bonds and other foreign government and government-related  debt securities in which the Fund may invest  will not be subject to similar  defaults or  restructuring  arrangements which may adversely affect the value of such investments.  Furthermore,  certain participants in the secondary  market for such debt may be directly  involved in negotiating  the terms of these  arrangements  and may therefore  have access to information not available to other market participants.

Payments to holders of the high yield,  high risk,  foreign debt  securities  in which the Fund may invest may be subject to foreign withholding and other taxes.
Although  the  holders  of  foreign  government  and   government-related   debt
securities  may be entitled to tax  gross-up  payments  from the issuers of such instruments, there is no assurance that such payments will be made.

Investments in Russian securities
The Fund may  invest in  securities  of  Russian  companies.  The  registration, clearing and  settlement  of  securities  transactions  in Russia are subject to significant  risks not normally  associated with securities  transactions in the
United States and other more developed  markets.  Ownership of shares of Russian companies is evidenced by entries in a company's  share  register  (except where shares are held through  depositories that meet the requirements of the Act) and the  issuance of extracts  from the register or, in certain  limited  cases,  by formal share  certificates.  However,  Russian share  registers  are  frequently unreliable and the Fund could possibly lose its registration  through oversight, negligence or fraud.  Moreover,  Russia lacks a  centralized  registry to record
securities   transactions  and  registrars  located  throughout  Russia  or  the
companies   themselves  maintain  share  registers.   Registrars  are  under  no
obligation to provide extracts to potential  purchasers in a timely manner or at all and are not necessarily  subject to state  supervision.  In addition,  while registrars are liable under law for losses  resulting from their errors,  it may be  difficult  for the  Fund to  enforce  any  rights  it may have  against  the
registrar  or  issuer  of  the   securities  in  the  event  of  loss  of  share
registration.  Although Russian companies with more than 1,000  shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of  independence  of registrars,  management of a Russian company may be able to exert considerable  influence over who can purchase or sell the company's shares by illegally  instructing the registrar to refuse to record  transactions on the share register. Furthermore, these practices may prevent the Fund from investing in the securities of certain  Russian  companies  deemed suitable by the Advisor and could  cause a delay in the sale of  Russian  securities  by the Fund if the company  deems a purchaser  unsuitable,  which may expose the Fund to  potential loss on its investment.

In light of the risks described above, the Board has approved certain procedures concerning the Fund's investments in Russian securities.  Among these procedures is a  requirement  that the Fund will not invest in the  securities of a Russian company  unless that  issuer's  registrar  has entered into a contract  with the
Fund's sub-custodian  containing certain protective conditions including,  among other things, the  sub-custodian's  right to conduct regular share confirmations on  behalf  of the  Fund.  This  requirement  will  likely  have the  effect  of precluding  investments  in  certain  Russian  companies  that  the  Fund  would otherwise make.

                                       32

Other investments
The Board may, in the future,  authorize the Fund to invest in securities  other than those listed in this SAI and in the  Prospectus,  provided such  investment would be consistent with the Fund's  investment  objective and that it would not violate any fundamental  investment  policies or restrictions  applicable to the
Fund.

Investment restrictions

The investment restrictions set forth below are fundamental policies and may not be changed as to the Fund without the approval of a majority of the  outstanding voting  securities  (as  defined  in the  Act)  of the  Fund.  Unless  otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction.  Accordingly, if a percentage restriction is adhered to at the time of investment,  a later increase or decrease in the percentage  that results  from a relative  change in values or from a change in the Fund's  total assets will not be considered a violation. The Fund may not:

(i)  Purchase or sell real  estate,  except  that the Fund may  purchase or sell securities of real estate investment trusts;

(ii) Purchase or sell  commodities,  except  that the Fund may  purchase or sell currencies, may enter into futures contracts on securities,  currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;

(iii) Issue  securities  senior to the  Fund's  presently  authorized  shares of beneficial  interest,  except that this restriction  shall not be deemed to prohibit  the Fund  from:  (a) making any  permitted  borrowings,  loans or pledges; (b) entering into options,  futures contracts,  forward contracts, repurchase transactions,  or reverse repurchase transactions; or (c) making short sales of securities  to the extent  permitted by the Act and any rule or order thereunder, or SEC staff interpretations thereof;

(iv) Make  loans to other  persons,  except:  (a)  through  the  lending  of its portfolio  securities;  (b) through the purchase of debt  securities,  loan participations  and/or  engaging in direct  corporate  loans for investment purposes in accordance with its investment objectives and policies;  (c) to the extent the entry into a  repurchase  agreement  is deemed to be a loan;
     and (d) to affiliated  investment  companies to the extent permitted by the
     Act or any exemptions that may be granted by the SEC;

(v)  Borrow  money in excess of 33 1/3% of the value of its assets,  except as a temporary  measure for  extraordinary  or emergency  purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required;

(vi) Concentrate  (invest  more than 25% of its net  assets)  in  securities  of
     issuers  in  a  particular   industry  (other  than  securities  issued  or
     guaranteed by the US government or any of its agencies); and

                                       33

(vii) Act as an  underwriter,  except to the extent the Fund may be deemed to be an underwriter when selling its own shares.

Management of the Trust

The Trust is a Delaware  statutory  trust.  Under  Delaware  law,  the Board has overall  responsibility for managing the business and affairs of the Trust. Each
Trustee  of  the  Trust  is an  Independent  Trustee  because  he or  she is not considered an "interested person" of the Trust under the Act. The Trustees elect the officers of the Trust, who are responsible for  administering the day-to-day operations of the Fund.

The Trustees and  executive  officers of the Trust,  along with their  principal occupations  over the past five years and their  affiliations,  if any, with the
Advisor,  are listed below.  None of the Trustees is an "interested  person" (as defined in the Act) of the Trust.  The  Trustees  may be  referred  to herein as
"Independent Trustees."

Independent Trustees
                                       Term of
                                       office(1)
                          Position(s)  and length                                       Number of portfolios   Other
                          held with    of time      Principal occupation(s) during      in Fund complex        directorships held
Name, address and age     Trust        served       past 5 years                        overseen by Trustee    by Trustee

Walter E. Auch(2)         Trustee      Since 1994   Mr. Auch is retired (since 1986).   Mr. Auch is a          Mr. Auch is a
6001 N. 62nd Place                                                                      trustee of three       Trustee/Director
Paradise Valley, AZ                                                                     investment companies   of Advisors Series
85253                                                                                   (consisting of 56      Trust (22
Age: 86                                                                                 portfolios) for        portfolios); Legg
                                                                                        which UBS Global AM    Mason Partners
                                                                                        (Americas) or one of   Fund Complex (23
                                                                                        its affiliates         portfolios);
                                                                                        serves as investment   Nicholas Applegate
                                                                                        advisor, sub-advisor   Institutional
                                                                                        or manager.            Funds (14
                                                                                                               portfolios); and
                                                                                                               Chairman of the
                                                                                                               Board of Sound
                                                                                                               Surgical
                                                                                                               Technologies.

Frank K. Reilly(2)        Chairman     Since 1993   Mr. Reilly is a Professor at the    Mr. Reilly is a        Mr. Reilly is a
Mendoza College of         and Trustee              University of Notre Dame since      director or trustee    Director of
Business                                            1982.                               of four investment     Discover Bank,
University of Notre Dame                                                                companies              Morgan Stanley
Notre Dame, IN                                                                          (consisting of 57      Trust and FSB.
46556-5649                                                                              portfolios) for
Age: 71                                                                                 which UBS Global AM
                                                                                        (Americas) or one of
                                                                                        its affiliates
                                                                                        serves as investment
                                                                                        advisor, sub-advisor
                                                                                        or manager.

                                       34

Edward M. Roob(2)         Trustee      Since 1994   Mr. Roob is retired (since 1993).   Mr. Roob is a          None.
841 Woodbine Lane                                                                       director or trustee
Northbrook, IL 60002                                                                    of four investment
Age: 72                                                                                 companies
                                                                                        (consisting of 57
                                                                                        portfolios) for
                                                                                        which UBS Global AM
                                                                                        (Americas) or one of
                                                                                        its affiliates
                                                                                        serves as investment
                                                                                        advisor, sub-advisor
                                                                                        or manager.

Adela Cepeda(2)           Trustee      Since 2004   Ms. Cepeda is founder and           Ms. Cepeda is a        Ms. Cepeda is a
A.C. Advisory, Inc.                                 president of A.C. Advisory,         director or trustee    director of MGI
161 No. Clark Street                                Inc. (since 1995).                  of four investment     Funds (8
Suite 4975                                                                              companies              portfolios) (since
Chicago, IL 60601                                                                       (consisting of 57      2005).
Age: 49                                                                                 portfolios) for
                                                                                        which UBS Global AM
                                                                                        (Americas) or one of
                                                                                        its affiliates
                                                                                        serves as investment
                                                                                        advisor, sub-advisor
                                                                                        or manager.

J. Mikesell Thomas(2)     Trustee      Since 2004   Mr. Thomas is President and CEO     Mr. Thomas is a        Mr. Thomas is a
Federal Home Loan Bank                              of Federal Home Loan Bank of        director or trustee    director and
of Chicago                                          Chicago(since 2004). Mr. Thomas     of four investment     chairman of the
111 East Wacker Drive                               was an independent financial        companies              Audit Committee
Chicago, IL 60601                                   advisor (2001 to 2004).  He was     (consisting of 57      for Evanston
Age: 56                                             managing director of Lazard         portfolios) for        Northwestern
                                                    Freres & Co.(1995 to 2001).     which UBS Global AM    Healthcare.
                                                                                        (Americas) or one of
                                                                                        its affiliates
                                                                                        serves as investment
                                                                                        advisor, sub-advisor
                                                                                        or manager.

(1)  Each Trustee holds office for an indefinite term.

(2)  Messrs.  Auch,  Reilly  and  Roob  are  also  Independent  Trustees  of UBS
     Supplementary  Trust  and UBS  Private  Portfolios  Trust,  which  are both investment  vehicles  advised by UBS Global AM (Americas)  and are excluded from registration  under the Act in reliance on the exemptions  afforded by
     Section 3(c)(7) of the Act. Ms. Cepeda and Mr. Thomas are also  Independent
     Trustees of UBS Private Portfolios Trust.

                                       35

Officers
                                            Term of
                                            office+ and
                         Position(s) held   length of time
Name, address and age    with the Trust     served           Principal occupation(s) during past 5 years

Joseph J. Allessie*      Vice President     Since 2005       Mr. Allessie is an executive director (since 2007) and deputy general
Age: 41                  and Assistant                       counsel (since 2005) at UBS Global AM (US) and UBS Global AM (Americas)
                         Secretary                           (collectively, "UBS Global AM-Americas region").  Prior to joining UBS
                                                             Global AM-Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005).  Prior to that
                                                             Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM
                                                             Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds
                                                             (from 1999 to 2004).  Mr. Allessie is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Rose Ann Bubloski*       Vice President     Since 2004       Ms. Bubloski is an associate director (since 2003) and a senior manager
Age: 39                  and Assistant                       (since 2004) of the US Mutual Fund Treasury Administration department
                         Treasurer                           of UBS Global AM-Americas region.  Ms. Bubloski is vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*          Vice President,    Since 2000       Mr. Disbrow is an executive director (since 2007) and head of the US
Age: 41                  Treasurer and      (Vice            Mutual Fund Treasury Administration department (since 2006) of UBS
                         Principal          President) and   Global AM-Americas region.  Mr. Disbrow is vice president, treasurer
                         Accounting         2006             and principal accounting officer of 20 investment companies (consisting
                         Officer            (Treasurer and   of 93 portfolios) for which UBS Global AM-Americas region or one of its
                                            Principal        affiliates serves as investment advisor, sub-advisor or manager.
                                            Accounting
                                            Officer)

Michael J. Flook*        Vice President     Since 2006       Mr. Flook is an associate director and a senior manager of the US
Age: 42                  and Assistant                       Mutual Fund Treasury Administration department of UBS Global
                         Treasurer                           AM-Americas region (since 2006).  Prior to joining UBS Global
                                                             AM-Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006.  Prior to that he was a senior manager with PFPC Worldwide since October 2000.  Mr. Flook is a vice president and assistant treasurer of 20 investment companies
                                                             (consisting of 93 portfolios) for which UBS Global AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mark F. Kemper**         Vice President     Since 1999 and   Mr. Kemper is general counsel of UBS Global AM-Americas region (since
Age: 49                  and Secretary      2004,            2004).  Mr. Kemper is also a managing director of UBS Global
                                            respectively     AM-Americas region (since 2006).  He was deputy general counsel of UBS
                                                             Global AM (Americas) from July 2001 to July 2004.  He has been secretary of UBS Global AM-Americas region since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993.  Mr.
                                                             Kemper is secretary of UBS Global AM-Americas region (since 2004).  Mr.
                                                             Kemper is vice president and secretary of 20 investment companies
                                                             (consisting of 93 portfolios) for which UBS Global AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

                                       36

Joanne M. Kilkeary*      Vice President     Since 2006       Ms. Kilkeary is an associate director (since 2000) and a senior manager
Age: 39                  and Assistant                       (since 2004) of the US Mutual Fund Treasury Administration department
                         Treasurer                           of UBS Global AM-Americas region.  Ms. Kilkeary is a vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*              Vice President     Since 2005       Ms. Lee is a director and associate general counsel of UBS Global
Age: 36                  and Assistant                       AM-Americas region (since 2005).  Prior to joining UBS Global
                         Secretary                           AM-Americas region, she was vice president and counsel at Deutsche
                                                             Asset Management/Scudder Investments from 2003 to 2005.  Prior to that she was assistant vice president and counsel at Deutsche Asset
                                                             Management/Scudder Investments from 2000 to 2003.   Ms. Lee is a vice
                                                             president and assistant secretary of 20 investment companies
                                                             (consisting of 93 portfolios) for which UBS Global AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill*           Vice President     Since 2004       Mr. McGill is managing director (since 2006) and chief compliance
Age: 44                  and Chief                           officer (since 2003) of UBS Global AM-Americas region.  Prior to
                         Compliance                          joining UBS Global AM-Americas region, he was assistant general counsel
                         Officer                             at J.P. Morgan Investment Management (from 1999 to 2003).  Mr. McGill is a vice president and chief compliance officer of 20 investment companies (consisting of 93 portfolios) for which UBS Global
                                                             AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*            Vice President     Since 2007       Ms. Osborn is an associate director and a senior manager of the US
Age: 41                  and Assistant                       Mutual Fund Treasury Administration department of UBS Global
                         Treasurer                           AM-Americas region (since 2007).  Prior to joining UBS Global
                                                             AM-Americas region, she was an Assistant Vice President with Brown
                                                             Brothers Harriman since April 1996.  Ms. Osborn is a vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*            Vice President     Since 2005       Mr. Sanders is a director and associate general counsel of UBS Global
Age: 41                  and Assistant                       AM-Americas Region (since 2005).  From 1996 until June 2005, he held
                         Secretary                           various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel.
                                                             Mr. Sanders is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global
                                                             AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

                                       37

Andrew Shoup*            Vice President     Since 2006       Mr. Shoup is a managing director and senior member of the Global
Age: 50                  and Chief                           Treasury Administration Department of UBS Global AM-Americas region
                         Operating Officer                   (since July 2006).  Prior to joining UBS Global AM-Americas region, he was Chief Administration Officer for the Legg Mason Partner Funds
                                                             (formerly Smith Barney, Salomon Brothers and CitiFunds mutual funds)
                                                             from November 2003 to July 2006.  Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993.  Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting.  Mr. Shoup is a vice president and chief operating officer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Kai R. Sotorp**          President          Since 2006       Mr. Sotorp is the Head of the Americas for UBS Global Asset Management
Age: 47                                                      (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of UBS Global Asset Management Executive Committee (since
                                                             2001).  Prior to his current role, Mr. Sotorp was Head of UBS Global
                                                             Asset Management-Asia Pacific (2002-2004), covering Australia, Japan,
                                                             Hong Kong, Singapore and Taiwan; Head of UBS Global Asset Management
                                                             (Japan) Ltd. (2001 to 2004); Representative Director and President of
                                                             UBS Global Asset Management (Japan) Ltd. (2000 to 2004); and member of the board of Mitsubishi Corp.-UBS Realty Inc. (2000 to 2004).  Mr.
                                                             Sotorp is president of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*         Vice President     Since 2004       Mr. Weller is an executive director and senior associate general
Age: 45                  and Assistant                       counsel of UBS Global AM-Americas region (since 2005) and has been an
                         Secretary                           attorney with affiliated entities since 1995.  Mr. Weller is a vice president and assistant secretary of 20 investment companies
                                                             (consisting of 93 portfolios) for which UBS Global AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

+    Officers  of the  Trust  are  appointed  by the  Trustees  and serve at the pleasure of the Board.

*    This  person's  business  address  is 51 West 52nd  Street,  New  York,  NY
     10019-6114.

**   This  person's  business  address is One North Wacker  Drive,  Chicago,  IL
     60606.

                                       38

Information  about  Independent  Trustee  ownership of securities  issued by UBS
Global  AM  (Americas)  or  UBS  Global  AM  (US)  or any  company  controlling, controlled  by or under  common  control  with UBS Global AM  (Americas)  or UBS
Global AM (US).

As of December 31, 2006,  the  Independent  Trustees did not own any  securities issued  by UBS  Global  AM  (Americas)  or UBS  Global  AM (US)  or any  company controlling, controlled by or under common control with UBS Global AM (Americas)
or UBS Global AM (US).

Information about Trustee ownership of Fund shares

[TO BE UPDATED IN RULE 485(b) FILING:]

                                                           Aggregate dollar range of equity securities in all
                                                           registered investment companies overseen by Trustee for
                              Dollar range of equity       which UBS Global AM (Americas) or an affiliate serves
Name of Independent Trustees  securities in Fund+          as investment advisor, sub-advisor or manager+

Walter E. Auch                None                         [$10,001 - $50,000]

Frank K. Reilly               None                         [over $100,000]

Edward M. Roob                None                         [over $100,000]

Adela Cepeda                  None                         [$10,001 - $50,000]

J. Mikesell Thomas            None                         [None]

+    Information regarding ownership is as of December 31, 2006.

NOTE  REGARDING  RANGES:  In  disclosing  the dollar range of equity  securities beneficially  owned by a Trustee in these columns,  the following ranges will be used: (i) none; (ii) $1-$10,000;  (iii) $10,001-$50,000;  (iv) $50,001-$100,000;
or (v) over $100,000.

Compensation table
Trustees
                                                                Pension or
                                      Annual aggregate          Retirement benefits    Total compensation from the
                                      compensation from the     accrued as part of     Trust and Fund complex paid
Name and position held                Trust(1)                  Fund expenses          to Trustees(2)

Walter E. Auch, Trustee               $35,767                   N/A                    $89,282
Frank K. Reilly, Trustee              $35,594                   N/A                    $92,209
Edward M. Roob, Trustee               $33,378                   N/A                    $86,592
Adela Cepeda, Trustee                 $35,569                   N/A                    $92,592
J. Mikesell Thomas, Trustee           $35,694                   N/A                    $93,092

(1)  Represents  aggregate annual compensation paid by the Trust to each Trustee indicated for the fiscal year ended June 30, 2006.

                                       39

(2)  This amount  represents the aggregate  amount of  compensation  paid to the
     Trustees for service on the Board of  Directors/Trustees of four registered investment companies (three registered  investment companies with regard to
     Mr.  Auch)  managed by UBS Global AM  (Americas)  or an  affiliate  for the fiscal year ended June 30, 2006.

No officer or  Trustee  of the Trust who is also an officer or  employee  of the
Advisor receives any compensation from the Trust for services to the Trust.

Each  Independent  Trustee  receives,  in the  aggregate  from the UBS Global AM family of funds for his or her service to four registered  investment  companies
(three with respect to Mr. Auch) and one unregistered investment companies (with respect  to  Messrs.  Auch,  Reilly  and Roob  only)  managed  by UBS  Global AM
(Americas),  an annual  retainer of $40,000 for  serving as a Board  member,  an annual $5,000 retainer for serving as an Audit Committee  member,  and an annual
$5,000  retainer  for  serving  as a  Nominating,  Compensation  and  Governance
Committee  member.  In  addition,  the  chairman  of the Board,  for  serving as chairman of the Board, and the chairman of the Audit  Committee,  for serving as chairman of the Audit Committee,  receive,  in the aggregate from the UBS Global
AM  family  of  funds,  for his or her  service  to four  registered  investment companies and one unregistered  investment companies (with respect to Mr. Reilly only)  managed by UBS Global AM  (Americas),  an annual  retainer of $10,000 and
$5,000, respectively.  The foregoing fees will be allocated among all such funds as follows:  (i) one-half of the expense will be allocated pro rata based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment; and (ii) one-half of the expense will be allocated equally according to the number of such funds (i.e.,  expenses  divided by number of funds).  Each
Independent  Trustee will receive $300 per Fund for each regular  Board  meeting
(and each  in-person  special  meeting)  actually  attended  from the Trust.  In addition, each Independent Trustee will receive $200 and $100, respectively, per
Fund  for  each  Audit  Committee  meeting  and  Nominating,   Compensation  and
Governance  Committee  meeting  actually  attended  from the  Trust.  The  Trust reimburses  each Trustee and officer for  out-of-pocket  expenses in  connection with travel and attendance at Board meetings.

Each Trustee sits on the Trust's Audit Committee,  which has the responsibility, among other  things,  to: (i) select,  oversee and set the  compensation  of the
Trust's independent  registered public accounting firm; (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain service providers;  (iii)
oversee the quality and objectivity of the Fund's  financial  statements and the independent  audit(s)  thereof;  and (iv) act as a liaison  between  the Trust's independent  registered  public  accounting  firm and the full Board.  The Audit
Committee met three times during the fiscal year ended June 30, 2006.

Each  Trustee  sits  on the  Trust's  Nominating,  Compensation  and  Governance
Committee (the  "Nominating  Committee"),  which has the  responsibility,  among
other  things,  to:  (i)  make   recommendations  and  to  consider  shareholder
recommendations for nominations for Board members;  (ii) review Board governance procedures  and  recommend  any  appropriate  changes to the full  Board;  (iii)
periodically review Independent  Trustee  compensation and recommend any changes to the Independent  Trustees as a group;  and (iv) make  recommendations  to the full  Board  for  nominations  for  membership  on all  committees,  review  all committee  assignments annually and periodically review the responsibilities and need for all committees of the Board.

The Nominating  Committee will consider nominees  recommended by Qualifying Fund
Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying
Fund  Shareholder  is a shareholder  that: (i) owns of record,  or  beneficially through a financial  intermediary,1/2of  1% or more of the  Trust's  outstanding shares and (ii) has been a shareholder  of at least1/2of 1% of the Trust's total outstanding  shares for 12 months or more prior to submitting the recommendation to the Nominating Committee.  In order to recommend a nominee, a Qualifying Fund
Shareholder should send a letter to the chairperson of the Nominating Committee,
Mr.  Walter  Auch,  care of the  Secretary  of the  Trust  at UBS  Global  Asset
Management, One North Wacker Drive, Chicago, Illinois 60606, and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include:  (i) the name and address of the Qualifying Fund Shareholder making the recommendation;  (ii) the number of shares of each class and series of shares of the Trust which are owned of record and  beneficially  by such  Qualifying  Fund
Shareholder  and the length of time that such  shares  have been so owned by the
Qualifying  Fund  Shareholder;  (iii)  a  description  of all  arrangements  and understandings  between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the  recommendation is being made;  (iv) the name and  address of the  nominee;  and (v) the  nominee's resume or curriculum  vitae.  The Qualifying Fund  Shareholder's  letter must be accompanied  by a written  consent of the  individual  to stand for  election if nominated for the Board and to serve if elected by shareholders.

                                       40

The  Nominating,  Compensation  and  Governance  Committee  met twice during the fiscal year ended June 30, 2006.

There is no separate Investment Committee. Items pertaining to these matters are submitted to the full Board.

Control persons and principal holders of securities
As of the  date  of  this  SAI,  UBS  Global  AM  (Americas)  owned  100% of all outstanding shares of the Fund and thus may be deemed a controlling  shareholder of the Fund until additional  shareholders purchase shares. As of the same date, none of the  Trustees  or  officers  of the Fund  beneficially  owned any of the outstanding shares of the Fund.

Any  person  who owns  beneficially,  either  directly  or  through  one or more controlled  companies,  more than 25% of the voting  securities  of the Trust is presumed  to control  the Trust  under the  provisions  of the Act.  Note that a controlling  person  possesses  the  ability to control  the  outcome of matters submitted for shareholder vote of the Trust or the Fund.

To the extent  that UBS Global AM  (Americas)  maintains  a greater  than 24.99%
interest in the Fund,  UBS Global AM (Americas)  will be deemed to "control" the
Fund for  purposes of the U.S.  Bank  Holding  Company  Act of 1956,  as amended
("BHCA").  Accordingly,  the Fund may be subject to certain  limitations  on its ability to own equity securities of certain issuers set forth in the BHCA. These limitations may be eliminated as UBS Global AM (Americas) reduces its percentage interest in the Fund through redemptions.

Investment advisory, principal underwriting and other service arrangements

Advisor
UBS Global Asset  Management  (Americas) Inc., with its principal office located at One North Wacker Drive,  Chicago,  Illinois 60606,  manages the assets of the
Fund  pursuant  to  its  investment   advisory  agreement  with  the  Fund  (the
"Agreement").  [TO  BE  PROVIDED  IN  RULE  485(b)  FILING:  The  Advisor  is an
investment  management firm managing  approximately  $[___] billion, as of March
31, 2007,  primarily for  institutional  pension and profit sharing  funds.  The
Advisor is an indirect,  wholly owned  subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset  Management  Division,  which had  approximately  $[___]
billion in assets under management as of March 31, 2007.]

                                       41

[TO BE UPDATED IN RULE 485(b) FILING:]

As of May 31,  2007,  the  Advisor  also  serves as the  investment  advisor  or sub-advisor to forty other investment companies:  The Park Avenue Portfolio: The
Guardian UBS Large Cap Value Fund, The Park Avenue  Portfolio:  The Guardian UBS
Small Cap Value Fund, The Guardian  Variable  Contracts Fund, Inc.: The Guardian
UBS VC Large Cap Value Fund, The Guardian  Variable  Contracts  Fund,  Inc.: The
Guardian UBS VC Small Cap Value Fund,  John  Hancock  Trust:  Global  Allocation
Trust,  John Hancock  Trust:  Large Cap Trust,  John Hancock Funds II: Large Cap
Fund, John Hancock Funds II: Global  Allocation Fund, J.P. Morgan Fleming Series
Trust:  JPMorgan  Multi-Manager Small Cap Growth Fund, Principal Investors Fund,
Inc.: Partners SmallCap Growth Fund II, Principal Investors Fund, Inc.: Partners
LargeCap Value Fund I, Principal Variable Contracts Fund, Inc.:  SmallCap Growth
Account,  AXP Strategy Series Inc.:  RiverSource Small Cap Growth Fund,  Lincoln
Variable  Insurance  Products Trust:  Global Asset Allocation Fund, ING UBS U.S.
Allocation  Portfolio,  ING UBS U.S.  Large Cap Equity  Portfolio,  ING UBS U.S.
Small Cap Growth Portfolio,  BB&T  International  Equity Fund, TA IDEX UBS Large
Cap Value,  AXA  Enterprise  Growth and Income  Fund,  EQ/UBS  Growth and Income
Portfolio,  UBS Relationship Funds, SMA Relationship Trust, Fort Dearborn Income
Securities,  Inc., UBS Cashfund Inc., UBS Index Trust, UBS Investment Trust, UBS
Money  Series,  UBS  Managed  Municipal  Trust,  UBS Master  Series,  Inc.,  UBS
Municipal Money Market Series,  UBS RMA Money Fund, Inc., UBS RMA Tax-Free Fund,
Inc., UBS Series Trust,  Global High Income Dollar Fund Inc.,  Insured Municipal
Income Fund Inc.,  Investment  Grade  Municipal  Income Fund Inc.,  Managed High
Yield Plus Fund Inc.,  Strategic  Global  Income Fund,  Inc. and UBS PACE Select
Advisors Trust.

Pursuant to its  Agreement  with the Trust,  on behalf of the Fund,  the Advisor will  receive  from the Fund a monthly fee at an annual rate  multiplied  by the average daily net assets of the Fund of 0.95% for providing  investment advisory services.  For purposes of  calculating  such fee, the Fund's  average daily net assets will be deemed to be the average  daily value of the Fund's  total assets minus the sum of the Fund's liabilities (which liabilities exclude the aggregate amount of any  borrowing).  The Advisor is responsible  for paying its expenses.
The Fund  will pay the  following  expenses:  (1) the fees and  expenses  of the
Trust's  disinterested  Trustees;  (2) the  salaries  and expenses of any of the
Trust's  officers or employees  who are not  affiliated  with the  Advisor;  (3)
interest expenses;  (4) taxes and governmental  fees; (5) brokerage  commissions and other expenses  incurred in acquiring or disposing of portfolio  securities;
(6) the expenses of registering and qualifying  shares for sale with the SEC and with various state  securities  commissions;  (7) auditing and legal costs;  (8)
insurance   premiums;   (9)  fees  and   expenses  of  the  Trust's   custodian,
administrator  and transfer  agent and any related  services;  (10)  expenses of obtaining  quotations  of the Fund's  portfolio  securities  and of pricing  the
Fund's shares;  (11) expenses of maintaining  the Trust's legal existence and of shareholders'  meetings;  (12)  expenses  of  preparation  and  distribution  to existing  shareholders of reports,  proxies and prospectuses;  and (13) fees and expenses of membership in industry organizations.

The Fund is subject to a one-year contractual expense limit at the rate of 1.15%
of the Fund's average daily net assets,  excluding any 12b-1 Plan fees, expenses incurred through investment in other investment  companies,  securites loan fees and dividend  expense for  securities  sold short.  The  contractual  fee waiver and/or expense reimbursement agreement will remain in place until June 30, 2008.
Thereafter,  the expense limit for the Fund will be reviewed each year, at which time the continuation of the expense limit will be considered by the Advisor and the Board of Trustees.  The contractual fee waiver and/or expense  reimbursement agreement also provides that the Advisor is entitled to reimbursement of fees it waived and/or  expenses it reimbursed for a period of three years following such fee waivers and expense  reimbursements,  provided that the reimbursement by the
Fund of the Advisor will not cause the total  operating  expense ratio to exceed the contractual limit as then may be in effect for the Fund.

                                       42

General expenses of the Trust (such as costs of maintaining corporate existence, certain legal fees,  insurance,  etc.) will be allocated  among the Fund and the other series of the Trust in proportion to their  relative net assets.  Expenses which  relate  exclusively  to the  Fund,  such as  certain  registration  fees, brokerage  commissions and other portfolio  expenses,  will be borne directly by the Fund.

Portfolio manager
Presented below is information about the individual  identified as the portfolio manager of the Fund in the Fund's Prospectus.

[TO BE PROVIDED IN RULE 485(b) FILING:]

The following table provides  information  relating to other accounts managed by the portfolio manager as of [___________], 2007:

                                                        Registered            Other pooled
                                                        investment companies  investment vehicles   Other accounts
Brian D. Singer
Number of accounts managed                              [____]                [____]                [____]
Number of accounts managed with performance-based
 advisory fees                                          [____]                [____]                [____]
Assets managed (in millions)                           $[____]               $[____]               $[____]
Assets managed with performance-based advisory fees
 (in millions)                                         $[____]               $[____]               $[____]

The portfolio  management team's management of the Fund and other accounts could result in potential  conflicts of interest if the Fund and other  accounts  have different objectives,  benchmarks and fees because the portfolio management team must  allocate  its time and  investment  expertise  across  multiple  accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts  utilizing a model  portfolio  approach  that groups  similar  accounts within  a  model  portfolio.  The  Advisor  manages  accounts  according  to the appropriate model portfolio,  including where possible, those accounts that have specific investment  restrictions.  Accordingly,  portfolio  holdings,  position sizes and  industry and sector  exposures  tend to be similar  across  accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited  investment  opportunity that may be suitable for more than one account or model portfolio,  the Fund may not be able to take  full  advantage  of that  opportunity  due to an  allocation  of filled purchase or sale orders across all eligible model  portfolios  and accounts.  To deal with these  situations,  the Advisor has adopted  procedures for allocating portfolio  trades  across  multiple  accounts to provide  fair  treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of
Ethics that  govern such  personal  trading but there is no  assurance  that the
Codes will adequately address all such conflicts.

                                       43

The  compensation  received  by  the  portfolio  managers  at UBS  Global  Asset
Management,  including the Fund's portfolio manager,  includes a base salary and incentive  compensation,  as  detailed  below.  UBS  Global  Asset  Management's compensation  and  benefits  programs  are  designed to provide  its  investment professionals  with  incentives  to excel,  and to promote  an  entrepreneurial, performance-oriented  culture.  They also align the interests of the  investment professionals  with the  interests  of UBS Global  Asset  Management's  clients.
Overall compensation can be grouped into three categories:

o    Competitive  salary,   benchmarked  to  maintain  competitive  compensation
     opportunities.

o    Annual bonus, tied to individual contributions and investment performance.

o    UBS equity awards, promoting company-wide success and employee retention.

Base salary is fixed  compensation used to recognize the experience,  skills and knowledge that the investment  professionals bring to their roles. Salary levels are monitored and adjusted  periodically in order to remain  competitive  within the investment management industry.

Annual bonuses are correlated with  performance.  As such, annual incentives can be highly  variable,  and are based on three  components:  1) the firm's overall business  success;  2) the  performance  of the  respective  asset class  and/or investment mandate; and 3) an individual's  specific  contribution to the firm's results.  UBS Global Asset  Management  strongly  believes that tying bonuses to both long-term (3-year) and shorter-term  (1-year) portfolio pre-tax performance closely aligns the investment  professionals' interests with those of UBS Global
Asset  Management's  clients.  A  portfolio  manager's  bonus  is  based  on the performance of the Fund the portfolio  manager manages as compared to the Fund's broad-based index over a three-year rolling period.

UBS AG equity. Senior investment professionals,  including the portfolio manager of the Fund, may receive a portion of their annual  performance-based  incentive in the form of deferred or restricted  UBS AG shares or employee  stock options.
UBS  Global  Asset  Management   believes  that  this  reinforces  the  critical
importance of creating  long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share  ownership is encouraged for all employees  through "Equity
Plus." This  long-term  incentive  program gives  employees the  opportunity  to purchase UBS stock with after-tax funds from their bonus and/or salary.  Two UBS stock  options  are given for each share  acquired  and held for two years.  UBS
Global  Asset  Management  feels this  engages its  employees as partners in the firm's success, and helps to maximize its integrated business strategy.

As of the date of this SAI,  the  portfolio  manager  identified  above owned no shares of the Fund because the Fund has not yet been publicly offered.

Administrative, accounting and custody services
Administrative and accounting services.  UBS Global AM (Americas) also serves as the Fund's  administrator.  The  Administrator is an indirect wholly owned asset management subsidiary of UBS.
As administrator,  the  Administrator  supervises and manages all aspects (other than  investment  advisory  activities)  of the  Trust's  operations.  Under the
Administration  Contract,  the Administrator will not be liable for any error of judgment or mistake of law or for any loss  suffered  by the Fund,  the Trust or any of its shareholders in connection with the performance of the Administration
Contract, except to the extent that such a loss results from negligence, willful misfeasance,  bad faith or gross negligence on the part of the  Administrator in the  performance  of its  duties or from  reckless  disregard  of its duties and obligations  thereunder.  The Administration  Contract is terminable at any time without  penalty by the Board or by vote of the  holders  of a  majority  of the
Fund's  outstanding  voting  securities,  on 60  days'  written  notice  to  the
Administrator,  or by the Administrator on 60 days' written notice to the Trust.
The Fund pays a fee to the Administrator that is computed daily and paid monthly at an annual rate of 0.075% of average daily net assets of the Fund.

                                       44

J.P.  Morgan  Investors  Services  Co.  ("J.P.   Morgan")  provides  accounting,
portfolio  valuation  and certain  administrative  services for the Fund under a
Multiple Services Agreement between the Trust and JPMorgan Chase Bank ("JPMorgan
Chase Bank"). J.P. Morgan is located at 73 Tremont Street, Boston, Massachusetts
02108-3913 and is a corporate affiliate of JPMorgan Chase.

Custody services. JPMorgan Chase Bank, located at 270 Park Avenue, New York, New
York 10017, provides custodian services for the securities and cash of the Fund.
The custody fee  schedule  is based  primarily  on the net amount of assets held during the period for which payment is being made plus a per transaction fee for
transactions   during  the  period.   JPMorgan   Chase  Bank  utilizes   foreign
sub-custodians  under  procedures  approved  by the  Board  in  accordance  with applicable legal requirements.

Principal underwriting arrangements
UBS Global AM (US) (the "Underwriter"),  with its principal office located at 51
West  52nd  Street,  New  York,  New  York  10019-6114,  acts  as the  principal underwriter  of each  class  of  shares  of the  Fund  pursuant  to a  Principal
Underwriting  Contract  with the  Trust.  The  Principal  Underwriting  Contract requires the  Underwriter  to use its best  efforts,  consistent  with its other businesses,  to  sell  shares  of the  Fund.  Shares  of the  Fund  are  offered
continuously.   The  Underwriter   enters  into  dealer  agreements  with  other
broker-dealers   (affiliated  and   non-affiliated)  and  with  other  financial
institutions to authorize them to sell Fund shares.

Under  separate  plans  pertaining to the Class A and Class C shares of the Fund adopted by the Trust in the  manner  prescribed  under Rule 12b-1  under the Act
(each,  respectively,  a "Class A Plan" and  "Class C Plan,"  and  collectively,
"Plans"), the Fund pays the Underwriter a service fee, accrued daily and payable monthly,  at the annual  rate of 0.25% of the  average  daily net assets of each class of  shares.  Under  the  Class C Plan,  the Fund  pays the  Underwriter  a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75%
of the average daily net assets of the class of shares. There is no distribution plan with  respect to the Fund's  Class Y shares and the Fund pays no service or distribution fees with respect to its Class Y shares.

The  Underwriter  uses the service  fees under the Plans for Class A and Class C shares  primarily  to pay dealers for  shareholder  servicing,  currently at the annual rate of 0.25% of the aggregate  investment amounts maintained in the Fund by each dealer.  Each dealer then compensates its investment  professionals  for shareholder  servicing  that  they  perform  and  offsets  its own  expenses  in servicing  and  maintaining  shareholder  accounts  including  related  overhead expenses.

The Underwriter uses the distribution fees under the Class C Plans to offset the commissions  it pays to dealers for selling  the Fund's  Class C shares,  and to offset  the Fund's  marketing  costs  attributable  to such  Class,  such as the preparation,  printing and  distribution  of sales  literature,  advertising and prospectuses  and other  shareholder  materials to  prospective  investors.  The
Underwriter  may also use  distribution  fees to pay additional  compensation to dealers and to offset other costs  allocated to the  Underwriter's  distribution activities.

                                       45

The  Underwriter  receives  the  proceeds of the initial  sales charge paid when
Class A shares are bought and of the contingent  deferred sales charge paid upon sales of shares. These proceeds also may be used to cover distribution expenses.

UBS  Global  AM (US)  may  also  make  cash  and  non-cash  payments  to  banks,
broker-dealers,   insurance  companies,   financial  planning  firms  and  other
financial intermediaries (collectively,  "Financial Intermediaries"),  that sell shares of the Fund,  subject  to UBS  Global AM  (US)'s  internal  policies  and procedures.  The source of such  payments  may come from  sales  charges on such shares,  12b-1 fees  collected from the Fund and/or from the  underwriter's  own resources  (including  through transfers from affiliates).  Payments made out of the underwriter's own resources are often referred to as "revenue  sharing." UBS
Global AM (US)  provides  Financial  Intermediaries  with sales  literature  and advertising materials relating to the registered investment companies advised by
UBS  Global AM (US).  UBS Global AM (US) also  shares  expenses  with  Financial
Intermediaries  for costs incurred in hosting seminars for employees and clients of Financial  Intermediaries,  subject to UBS Global AM (US)'s internal policies and procedures  governing  payments for such  seminars.  These seminars may take place at UBS Global AM (US)'s  headquarters or other  appropriate  locations and may include reimbursement of travel expenses (i.e., transportation,  lodging and meals) of employees of Financial  Intermediaries in connection with training and education  seminars.  Subject  to UBS  Global AM (US)'s  internal  policies  and procedures,  UBS  Global  AM (US) may  provide  any or all of the  following  to employees of Financial  Intermediaries  and their  guest(s):  (i) an  occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii)
gifts of less than $100 per person per year;  and/or  (iii) UBS Global AM (US)'s promotional items of nominal value (golf balls, shirts, etc.).

In addition,  Financial Intermediaries may maintain omnibus accounts and/or have similar  arrangements  with UBS  Global AM (US) and may be paid by UBS Global AM
(US)  for  providing   sub-transfer   agency  and  other   services.   Financial
Intermediaries  may be paid a  sub-transfer  agency or  related  fee out of Fund assets  similar  to that  which the Fund  otherwise  would  have paid the Fund's transfer  agent.  In  addition,  the  Financial  Intermediary,  for the services provided,  may charge a higher fee than would be represented by the sub-transfer agency or related  fee.  To the extent  12b-1  fees and  sub-transfer  agency or related fees do not meet the charge,  the  underwriter  or an affiliate will pay the difference out of its own resources.  Such payments are often referred to as
"revenue  sharing."  Such expenses,  to the extent they are Fund  expenses,  are included in the annual operating expenses set forth in the Fund's Prospectus.

You should ask your  Financial  Intermediary  about any payment it receives from the underwriter and any services provided.

The Plans and the Principal Underwriting Contract specify that the Fund must pay service and distribution fees to the Underwriter as compensation for its service and distribution related activities,  not as reimbursement for specific expenses incurred.  Therefore, even if the Underwriter's expenses for the Fund exceed the service or distribution fees it receives,  the Fund will not be obligated to pay more than those fees. On the other hand, if the Underwriter's  expenses are less than such fees,  it will retain its full fees and realize a profit.  Expenses in excess of  service  and  distribution  fees  received  or  accrued  through  the termination date of any Plan will be the Underwriter's  sole  responsibility and
not  that  of  the  Fund.  Annually,   the  Board  reviews  the  Plans  and  the
Underwriter's  corresponding  expenses  for  each  class of  shares  of the Fund separately from the Plans and expenses of the other classes of shares.

Among other things,  each Plan provides that (1) the Underwriter  will submit to the  Board at least  quarterly,  and the  Board  members  will  review,  reports regarding  all amounts  expended  under the Plan and the purposes for which such expenditures  were made, (2) the Plan will continue in effect only so long as it is approved at least annually,  and any material  amendment thereto is approved, by the Board,  including those Board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement  related to the Plan, acting in person at a meeting called for that  purpose,  (3)  payments by the Fund under the Plan shall not be materially  increased  without the  approval  by a majority  of the  outstanding voting  securities  of the  relevant  class of the Fund,  and (4) while the Plan remains in effect,  the  selection  and  nomination of Board members who are not
"interested  persons" of the Trust shall be committed to the  discretion  of the
Board members who are not "interested persons" of the Trust.

                                       46

In  reporting  amounts  expended  under  the  Plans to the  Board  members,  the
Underwriter  allocates  expenses  attributable  to the sale of each class of the
Fund's  shares to such class based on the ratio of sales of shares of such class to the sales of all three  classes of shares.  The fees paid by one class of the
Fund's  shares will not be used to subsidize  the sale of any other class of the
Fund's shares.

In approving the Class A Plan and the Class C Plan, the Board  considered all of the features of the distribution system and the anticipated benefits to the Fund and its  shareholders.  With regard to each Plan,  the Board  considered (1) the advantages to the  shareholders  of economies of scale  resulting from growth in the Fund's assets and potential  continued growth,  (2) the services provided to the Fund and its shareholders by the Underwriter,  (3) the services  provided by dealers  pursuant to each dealer  agreement  with the  Underwriter,  and (4) the
Underwriter     shareholder     service-related     and,    where    applicable,
distribution-related expenses and costs.

With  respect to each  Plan,  the Board  considered  all  compensation  that the
Underwriter  would  receive  under  the  Plan  and  the  Principal  Underwriting
Contract,  including  service fees and, as  applicable,  initial sales  charges, distribution  fees  and  contingent  deferred  sales  charges.  The  Board  also considered the benefits that would accrue to the Underwriter under each Plan, in
that  the  Underwriter  would  receive  service,   distribution,   advisory  and
administrative  fees that are calculated  based upon a percentage of the average net assets of the Fund,  which fees would increase if the Plans were  successful and the Fund attained and maintained significant asset levels.

Transfer agency services
PFPC Inc.  ("PFPC"),  a  subsidiary  of PNC Bank,  N.A.,  serves as the  Trust's transfer and dividend disbursing agent. It is located at 760 Moore Road, King of
Prussia, Pennsylvania 19406.

Independent registered public accounting firm
Ernst & Young LLP, 5 Times Square,  New York, New York 10036, is the independent registered public accounting firm of the Trust.

Legal counsel
Stradley,  Ronon,  Stevens & Young, LLP,  Philadelphia,  Pennsylvania,  is legal counsel to the Trust and the Independent Trustees.

Personal trading policies
The Trust,  the Advisor and the Underwriter  have adopted a Code of Ethics.  The
Code of Ethics  establishes  standards  by which  employees  of UBS Global Asset
Management  (including all employees of the Advisor and Underwriter)  (together,
"Covered  Persons")  must abide when  engaging  in personal  securities  trading conduct.

                                       47

Under the Code of Ethics,  Covered  Persons are  prohibited  from: (i) knowingly buying,  selling or  transferring  any security  (subject to narrow  exceptions)
within five calendar days before or after that same  security,  or an equivalent security,  is  purchased  or sold by the Fund;  (ii)  entering  into a net short position with respect to any security that is held by the Fund; (iii) purchasing or  selling  futures  (except  currency  forwards)  that  are not  traded  on an exchange,  as well as options on any type of futures; (iv) purchasing securities issued by a supplier or vendor about which the Covered Person has information or with whom the Covered Person is directly involved in negotiating a contract; and
(v)  acquiring  securities  in an  initial  public  offering  (other  than a new offering of a registered open-end investment company).

In  addition,   Covered  Persons  must  obtain  prior  written  approval  before purchasing,  selling or transferring any security subject to certain  exceptions listed in the Code of Ethics.  Covered Persons and Trustees are required to file the following reports:  (1) an initial holdings report disclosing all securities owned by the Covered Person or Interested  Trustee and any  securities  accounts maintained  by the Covered  Person or  Interested  Trustee,  which must be filed within ten days of becoming a Covered Person or Interested Trustee  (Independent
Trustees are not required to file this  report);  and (2)  quarterly  reports of security  investment  transactions  and  new  securities  accounts.  Independent
Trustees  need only report a transaction  in a security if such Trustee,  at the time of the  transaction,  knew or should have known,  in the ordinary course of fulfilling  his official  duties as a Trustee,  that,  during the 15-day  period immediately  preceding or after the date of the transaction by the Trustee, such security was purchased or sold by the Fund, or was being considered for purchase or sale by the Fund.

A copy of the Code of Ethics has been filed with and is  available  through  the
SEC.

Proxy voting policies
The Board of Trustees  believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the
Board has  delegated  the  responsibility  to vote such proxies to UBS Global AM
(Americas).  Following is a summary of UBS Global AM  (Americas)'s  proxy voting policy.

You may obtain  information  about the Fund's  proxy voting  decisions,  without charge,  online on the Trust's Web Site  (www.ubs.com/ubsglobalam-proxy)  or the
EDGAR database on the SEC's Web Site (www.sec.gov).

The proxy voting  policy of UBS Global AM (Americas) is based on its belief that voting rights have economic  value and must be treated  accordingly.  Generally,
UBS Global AM  (Americas)  expects the boards of directors of companies  issuing securities held by its clients to act as stewards of the financial assets of the company,  to exercise good  judgment and practice  diligent  oversight  with the management  of the  company.  While  there  is no  absolute  set of  rules  that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior,  there are certain benchmarks,  which, if substantial progress is made toward, give evidence of good corporate governance.
UBS  Global AM  (Americas)  may  delegate  to an  independent  proxy  voting and research  service the  authority to exercise the voting rights  associated  with certain client  holdings.  Any such delegation  shall be made with the direction that the votes be exercised in accordance with UBS Global AM (Americas)'s  proxy voting policy.

When UBS Global AM (Americas)'s view of a company's management is favorable, UBS
Global AM (Americas) generally supports current management initiatives. When UBS
Global AM  (Americas)'s  view is that changes to the management  structure would probably  increase  shareholder  value, UBS Global AM (Americas) may not support existing management proposals. In general, UBS Global AM (Americas): (1) opposes proposals which act to entrench  management;  (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and  experience;  (3) believes that any contracts or structures  which impose  financial  constraints  on  changes  in  control  should  require  prior shareholder  approval;  (4) believes  remuneration  should be commensurate  with responsibilities and performance; and (5) believes that appropriate steps should be taken to ensure the independence of the registered public accounting firm.

                                       48

UBS Global AM (Americas) has implemented procedures designed to identify whether it has a conflict of interest in voting a particular  proxy proposal,  which may arise as a result  of its or its  affiliates'  client  relationships,  marketing efforts or banking,  investment banking and broker/dealer activities. To address such  conflicts,  UBS Global AM  (Americas)  has  imposed  information  barriers between it and its  affiliates  who  conduct  banking,  investment  banking  and broker/dealer  activities and has  implemented  procedures to prevent  business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global
AM  (Americas) is aware of a conflict  with respect to a particular  proxy,  its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

Portfolio holdings disclosure policies and procedures
Introduction.  UBS Global AM  (Americas)  and the Trust's Board of Trustees have adopted  portfolio  holdings  disclosure  policies and  procedures to govern the disclosure of the portfolio holdings of the Fund (the "Disclosure Policy").  The
Trust's  policy  with  respect to the release of  portfolio  holdings is to only release such information  consistent with applicable legal  requirements and the fiduciary  duties  owed  to  shareholders.  Subject  to the  limited  exceptions described  below,  the Fund's  portfolio  holdings will not be made available to anyone outside of UBS Global AM (Americas)  unless and until the information has been  made  available  to all  shareholders  or the  general  public in a manner consistent with the spirit and terms of the Disclosure  Policy. A description of the type and frequency of portfolio holdings that are disclosed to the public is contained in the Fund's Prospectus.

The  Disclosure  Policy  requires  that the UBS Global AM  (Americas)  Legal and
Compliance  Departments  address any material  conflicts of interest regarding a disclosure  of portfolio  holdings  and  determine  whether a disclosure  of the
Fund's portfolio  holdings is for a legitimate  business purpose and in the best interest of the Fund's shareholders prior to the Treasurer, Assistant Treasurer,
Secretary or  Assistant  Secretary of the Trust or an attorney in the UBS Global
AM (Americas)  Legal and Compliance  Departments  authorizing  the disclosure of
portfolio   holdings.   The  UBS  Global  AM  (Americas)  Legal  and  Compliance
Departments will periodically review how the Fund's portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM (Americas)
affiliates,  fiduciaries,  and  broker-dealers,  to ensure  that such use is for
legitimate   business   reasons  and  in  the  best   interests  of  the  Fund's
shareholders.

The Trust's Board of Trustees exercises  continuing  oversight of the disclosure of Fund portfolio holdings by: (i) overseeing the implementation and enforcement by the Chief  Compliance  Officer  of the Trust of the  Disclosure  Policy,  the
Trust's  code of ethics and  policies  and  procedures  regarding  the misuse of inside  information;  (ii) considering  reports and recommendations by the Chief
Compliance  Officer  concerning any material  compliance  matters (as defined in
Rule 38a-1 under the Act and Rule 206(4)-7 under the Investment  Advisers Act of
1940)  that  may  arise in  connection  with any  policies  governing  portfolio holdings;  and (iii)  considering  whether to approve or ratify any amendment to any policies governing portfolio holdings.  The Disclosure Policy may be amended from time to time, subject to approval by the Board of Trustees.

                                       49

Disclosure  of  complete  portfolio  holdings  to service  providers  subject to
confidentiality  and  trading  restrictions.   UBS  Global  AM  (Americas),  for
legitimate fund business  purposes,  may disclose the Fund's complete  portfolio holdings if it deems such  disclosure  necessary and  appropriate  to rating and ranking  organizations,  financial  printers,  proxy voting  service  providers, pricing information vendors, third-parties that deliver analytical,  statistical or consulting services,  custodians or a redeeming party's custodian or transfer agent,  as necessary in connection  with  redemptions  in-kind,  and other third parties that provide services (collectively,  "Service Providers") to UBS Global
AM (Americas) and/or the Fund.

Disclosure of complete  portfolio  holdings to a Service Provider is conditioned on the Service  Provider  being  subject to a written  duty of  confidentiality, including  a duty  not  to  trade  on  the  basis  of  any  material  non-public information,  pursuant to the terms of the service agreement between the Service
Provider and the Trust or UBS Global AM  (Americas),  or the terms of a separate confidentiality  agreement. The frequency with which complete portfolio holdings may be disclosed to a Service  Provider,  and the length of lag, if any, between the date of  information  and the date on which the  information is disclosed to the Service Provider,  is to be determined based on the facts and circumstances, including,  without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Fund's shareholders, and the legitimate fund business  purposes served by such  disclosure.  Disclosure of Fund complete portfolio  holdings to a Service  Provider  must be authorized in writing by the
Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or
by an attorney in the UBS Global AM (Americas) Legal Department.

Disclosure  of  complete  portfolio  holdings  to UBS  Global  Asset  Management affiliates  and  certain  fiduciaries  subject to  confidentiality  and  trading restrictions.  The Fund's complete  portfolio  holdings may be disclosed between and among the following  persons  (collectively,  "Affiliates and  Fiduciaries")
subject to authorization  by the Treasurer,  Assistant  Treasurer,  Secretary or
Assistant Secretary of the Trust, or an attorney in the UBS Global AM (Americas)
Legal and Compliance  Departments,  for legitimate fund business purposes within the scope of their  official  duties and  responsibilities,  and subject to such
Affiliate/Fiduciary's  continuing duty of confidentiality  and duty not to trade on the basis of any material nonpublic  information,  as such duties are imposed under the Trust's and/or UBS Global AM (Americas)'s  Code of Ethics,  the Fund's
policies  and  procedures  regarding  the  prevention  of the  misuse  of inside information,  by agreement or under applicable laws, rules and regulations:  (i)
persons  who are  subject to UBS Global AM  (Americas)'s  Codes of Ethics or the
policies  and  procedures  regarding  the  prevention  of the  misuse  of inside
information;   (ii)   an   investment   advisor,   distributor,   administrator,
sub-administrator,  transfer agent, custodian or securities lending agent to the
Fund;  (iii) an  accounting  firm,  an auditing  firm or outside  legal  counsel retained by UBS Global AM (Americas) or the Fund; (iv) an investment  advisor to whom complete  portfolio  holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition  talks with the Fund's current  advisor;
and (v) a  newly  hired  investment  advisor  or  sub-advisor  to whom  complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete  portfolio  holdings may be disclosed  between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the  information  and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is to be determined by the UBS
Global AM (Americas)  Legal and  Compliance  Departments  based on the facts and circumstances,  including,  without  limitation,  the  nature  of the  portfolio holdings  information to be disclosed,  and the risk of harm to the Fund and its
shareholders,   and  the  legitimate  fund  business  purposes  served  by  such disclosure.

                                       50

Arrangements   to  disclose   portfolio   holdings  to  service   providers  and
fiduciaries.  As of the date of this SAI, the  specific  Service  Providers  and
Fiduciaries with whom the Trust has arrangements to provide  portfolio  holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the Fund are:

o    JP Morgan Chase Bank, the Fund's  Custodian,  receives  portfolio  holdings information daily on a real-time basis.

o    Thomson Corporation Vestek receives portfolio holdings  information so that it may  assist  the Fund in  production  of its  quarterly  fact sheet on a quarterly  basis.  The portfolio  holdings  information  is provided with a one-day lag between the date of the portfolio holdings  information and the date on which the information is disclosed to Thomson Corporation.

o    Ernst & Young LLP,  the Fund's  independent  registered  public  accounting firm,  receives portfolio holdings  information on an annual and semiannual basis for  reporting  purposes.  There is a 30-day lag  between the date of portfolio  holdings  information  and the date on which the  information is disclosed to Ernst & Young.  Ernst & Young also receives portfolio holdings information annually at year-end for audit purposes. In this case, there is no lag between the date of the portfolio holdings  information and the date on which the information is disclosed to Ernst & Young.

o    The rating  agencies of  Morningstar,  Standard & Poor's and Lipper receive portfolio  holdings  information on a monthly basis so that the Fund may be included  in each rating  agency's  industry  reports and other  materials.
     There  is  a  30-day  lag  between  the  date  of  the  portfolio  holdings information  and the date on which  the  information  is  disclosed  to the rating agencies.

Disclosure  of  portfolio  holdings to  broker-dealers  in the normal  course of managing fund assets. An investment advisor,  administrator or custodian for the
Fund may,  for  legitimate  fund  business  purposes  within  the scope of their official  duties and  responsibilities,  disclose  portfolio  holdings  (whether partial portfolio holdings or complete portfolio  holdings) and other investment positions  comprising the Fund to one or more  broker-dealers  during the course of,  or  in  connection  with,  normal  day-to-day  securities  and  derivatives transactions with or through such broker-dealers  subject to the broker-dealer's legal  obligation  not  to  use  or  disclose  material  non-public  information concerning the Fund's portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the Trust or the
Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or
an attorney in the UBS Global AM (Americas)  Legal and  Compliance  Departments.
The Trust has not given its consent to any such use or disclosure  and no person or Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust
or an attorney in the UBS Global AM (Americas) Legal and Compliance  Departments
of UBS  Global  AM  (Americas)  is  authorized  to give such  consent  except as approved  by the Trust's  Board of  Trustees.  In the event  consent is given to disclose  portfolio  holdings to a  broker-dealer,  the frequency with which the portfolio  holdings may be disclosed to a  broker-dealer,  and the length of the lag,  if any,  between  the date of the  information  and the date on which  the information is disclosed to the broker-dealer,  is to be determined based on the facts  and  circumstances,  including,  without  limitation,  the  nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its  shareholders,  and the legitimate fund business purposes served by such disclosure.

Disclosure  of  non-material  information.  Policies  and  procedures  regarding disclosure of  non-material  information  permit the officers of the Trust,  UBS
Global Asset  Management  Fund  portfolio  managers  and senior  officers of UBS
Global AM  (Americas)  Finance,  UBS Global AM (Americas)  Legal and  Compliance
Departments,  and anyone employed by or associated with UBS Global AM (Americas)
who has  been  authorized  by the UBS  Global  AM  (Americas)  Legal  Department
(collectively,  "Approved  Representatives")  to disclose  any views,  opinions, judgments, advice or commentary, or any analytical, statistical,  performance or other  information,  in connection with or relating to the Fund or its portfolio
holdings  and/or  other  investment  positions  (collectively,   commentary  and
analysis)  or any changes in the  portfolio  holdings of the Fund that  occurred after the most recent  calendar-quarter  end (recent  portfolio  changes) to any person if such information does not constitute material non-public information.

                                       51

An  Approved  Representative  must make a good faith  determination  whether the information  constitutes  material  non-public  information,  which  involves an assessment of the particular facts and  circumstances.  UBS Global AM (Americas)
believes that in most cases recent portfolio  changes that involve a few or even several  securities in a diversified  portfolio or commentary and analysis would be  immaterial  and would not convey any  advantage  to a recipient in making an investment decision concerning the Fund. Nonexclusive examples of commentary and analysis include:  (i) the allocation of the Fund's portfolio holdings and other investment  positions  among  various asset  classes,  sectors,  industries  and countries;  (ii) the  characteristics  of the stock and bond  components  of the
Fund's portfolio holdings and other investment positions;  (iii) the attribution of Fund returns by asset  class,  sector,  industry  and  country;  and (iv) the volatility characteristics of the Fund. An Approved Representative may in his or
her sole discretion  determine  whether to deny any request for information made by any person, and may do so for any reason or no reason.

Disclosure of portfolio  holdings as required by applicable  law. Fund portfolio holdings and other investment  positions comprising the Fund may be disclosed to any person as required by applicable laws,  rules and  regulations.  Examples of such required  disclosure  include,  but are not limited to,  disclosure of Fund portfolio  holdings:  (i) in a filing  or  submission  with  the SEC or  another regulatory  body; (ii) in connection with seeking recovery on defaulted bonds in a federal  bankruptcy  case;  (iii) in  connection  with a  lawsuit;  or (iv) as required  by  court  order,  subpoena  or  similar  process  (e.g.,  arbitration proceedings).

Prohibitions  on  disclosure of portfolio  holdings.  No person is authorized to disclose Fund portfolio  holdings or other investment  positions (whether online at www.ubs.com,  in writing, by fax, by e-mail, orally or by other means) except in accordance with the Disclosure  Policy. In addition,  no person is authorized to make disclosure pursuant to the Disclosure Policy if such disclosure would be unlawful  under the  antifraud  provisions  of the federal  securities  laws (as defined in Rule 38a-1 under the Act). Furthermore,  UBS Global AM (Americas), in its sole discretion,  may determine not to disclose  portfolio holdings or other investment  positions  comprising the Fund to any person who might  otherwise be eligible  to  receive  such  information  under the  Disclosure  Policy,  or may determine to make such disclosures publicly as described above.

Prohibitions  on receipt of  compensation  or other  consideration.  Neither UBS
Global AM  (Americas),  the Fund nor any other  person  may pay or  receive  any compensation  or other  consideration  of any type for the purpose of  obtaining
disclosure  of  Fund   portfolio   holdings  or  other   investment   positions.
"Consideration"  includes  any  agreement  to maintain  assets in the Fund or in other investment  companies or accounts managed by the investment  advisor or by any affiliated person of the investment advisor.

                                      52

Bank line of credit
The Fund  participates with other funds managed by UBS Global AM (Americas) in a
$75 million  committed  credit  facility (the "Credit  Facility")  with JPMorgan
Chase Bank, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities,  the repurchase or redemption of shares at the request of shareholders and other temporary or emergency purposes. Under the
Credit  Facility  arrangement,  the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds  participating in the credit facility.  Interest is charged to each fund at rates based on prevailing  market rates at the time of borrowings.

Portfolio transactions and brokerage commissions

The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's  portfolio  business and the  negotiation of commissions, if any, paid on such transactions. Fixed income securities in which the Fund invests are traded in the over-the-counter market. These securities are generally  traded on a net basis with dealers  acting as principal for their own accounts  without a stated  commission,  although the bid/ask  spread  quoted on securities  includes  an implicit  profit to the  dealers.  In  over-the-counter transactions,  orders are placed directly with a principal market-maker unless a better  price  and  execution  can be  obtained  by  using a  broker.  Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. The Advisor is responsible for effecting portfolio transactions and will do so in a manner  deemed fair and  reasonable  to the Fund.  Under its advisory  agreements  with the Fund,  the Advisor is  authorized  to utilize the
trading  desk  of  its  foreign   affiliates  to  execute   foreign   securities
transactions,  but monitors  the  selection  by such  affiliates  of brokers and dealers used to execute transactions for the Fund.

The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price.  However,  subject to  policies  established  by the  Board  of  the  Trust,  the  Fund  may  pay a
broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another  broker-dealer  would have charged if the Advisor  determines in good faith that the commission paid was reasonable in relation to the brokerage or research services  provided by such  broker-dealer,
viewed  in  terms  of  that  particular   transaction  or  such  firm's  overall
responsibilities  with respect to the clients,  including  the Fund, as to which the  Advisor  exercises  investment  discretion.  In  selecting  and  monitoring broker-dealers  and negotiating  commissions,  the Advisor  considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical  material or other services to the Fund or the Advisor. Such services include advice, both directly and in writing, as to the value of the securities;  the advisability of investing  in,  purchasing  or  selling  securities;  and  the  availability  of securities,  or  purchasers  or sellers of  securities,  as well as analyses and reports concerning issues, industries,  securities, economic factors and trends, portfolio  strategy and the performance of accounts.  This allows the Advisor to supplement  its own  investment  research  activities  and  obtain the views and information of others prior to making  investment  decisions.  The Advisor is of the opinion  that,  because this  material  must be analyzed and reviewed by its staff, the receipt and use of such material does not tend to reduce expenses but may benefit the Fund by supplementing the Advisor's research.

The Advisor effects  portfolio  transactions for other investment  companies and advisory accounts.  Research services furnished by dealers through whom the Fund effects  its  securities  transactions  may  be  used  by  the  Advisor,  or its affiliated investment advisors, in servicing all of their accounts; not all such services may be used in connection with the Fund. In the opinion of the Advisor, it is not possible to measure  separately the benefits from research services to each of the accounts (including the Fund). The Advisor will attempt to equitably allocate portfolio  transactions  among the Fund and others whenever  concurrent decisions are made to purchase or sell  securities  by the Fund and another.  In making such  allocations  between the Fund and  others,  the main  factors to be considered  are the  respective  investment  objectives,  the  relative  size of portfolio  holdings of the same or comparable  securities,  the  availability of cash for investment,  the size of investment  commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the others.  In some cases,  this procedure  could have an adverse effect on the
Fund.  In the opinion of the Advisor,  however,  the results of such  procedures will, on the whole, be in the best interest of each of the clients.

                                       53

When buying or selling  securities,  the Fund may pay commissions to brokers who are affiliated with the Advisor or the Fund. The Fund may purchase securities in certain underwritten offerings for which an affiliate of the Fund or the Advisor may act as an underwriter. The Fund may effect futures transactions through, and pay  commissions  to,  FCMs who are  affiliated  with the Advisor or the Fund in accordance with procedures adopted by the Board.

The Fund maintains a commission  recapture  program with certain brokers for the
Fund.  Under the program,  a percentage  of  commissions  generated by portfolio transactions for the Fund is rebated to the Fund by the brokers.

Portfolio turnover
The Fund is free to dispose of its portfolio  securities at any time, subject to complying with the Code and the Act, when changes in circumstances or conditions make such a move desirable in light of the Fund's investment objective. The Fund will not attempt to achieve or be limited to a  predetermined  rate of portfolio turnover,  such a turnover always being  incidental to  transactions  undertaken with a view to achieving that Fund's investment objective.

The Fund  does not  intend  to use  short-term  trading  as a  primary  means of achieving its  investment  objective.  The rate of portfolio  turnover  shall be calculated  by  dividing  (a) the  lesser of  purchases  and sales of  portfolio securities  for the  particular  fiscal year by (b) the  monthly  average of the value of the portfolio securities owned by the Fund during the particular fiscal year.  Such monthly  average  shall be  calculated by totaling the values of the portfolio  securities  as of the  beginning  and end of the  first  month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

The  portfolio  turnover  rate for the Fund may exceed 100%,  and in some years,
200%. A high  portfolio  turnover  rate (over 100%) may involve  correspondingly greater brokerage  commissions and other transaction  costs, which will be borne directly by the Fund and  ultimately  by the Fund's  shareholders.  In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

Shares of beneficial interest

The Trust currently  offers three classes of shares for the Fund: the UBS Global
Frontier Fund-Class A (the Class A shares), the UBS Global Frontier Fund-Class C
(the  Class C shares)  and the UBS  Global  Frontier  Fund-Class  Y (the Class Y
shares).  The Fund is  authorized  to issue an  unlimited  number  of  shares of beneficial  interest with a $0.001 par value per share. Each share of beneficial
interest  represents  an  equal   proportionate   interest  in  the  assets  and
liabilities  of  the  Fund  and  has  identical  voting,  dividend,  redemption, liquidation  and other rights and  preferences as the other classes of the Fund, except that only the Class A shares may vote on any matter affecting the Class A
Plan.  Similarly,  only Class C shares may vote on matters  that affect only the
Class C Plan. No class may vote on matters that affect only another class. Under
Delaware law, the Trust does not normally hold annual meetings of  shareholders.
Shareholders'  meetings  may be held  from  time to  time  to  consider  certain matters,  including changes to the Fund's fundamental  investment  objective and fundamental  investment  policies,  changes  to the Fund's  investment  advisory agreement  and the election of Trustees  when  required by the Act. When matters are submitted to shareholders for a vote,  shareholders are entitled to one vote per share with  proportionate  voting for fractional  shares.  The shares of the
Fund do not have  cumulative  voting  rights  or any  preemptive  or  conversion rights, and the Trustees have authority, from time to time, to divide or combine the shares of the Fund into a greater or lesser number of shares so affected. In the case of a  liquidation  of the Fund,  each  shareholder  of the Fund will be entitled to share, based upon the shareholder's  percentage share ownership,  in the distribution of assets,  net of liabilities,  of the Fund. No shareholder is liable for further calls or assessment by the Fund.

                                       54

On any matters affecting only one series or class, only the shareholders of that series or class are  entitled  to vote.  On  matters  relating  to the Trust but affecting the series of the Trust  differently,  separate  votes by the affected series or classes are required.  With respect to the  submission to  shareholder vote of a matter requiring  separate voting by series or class, the matter shall have been  effectively  acted  upon  with  respect  to any  series or class if a majority of the outstanding  voting securities of that series or class votes for the approval of the matter,  notwithstanding  that:  (1) the matter has not been approved by a majority of the outstanding  voting securities of any other series or  class;  and (2) the  matter  has not  been  approved  by a  majority  of the outstanding voting securities of the Trust.

The Trustees of the Trust do not intend to hold annual  meetings of shareholders of the Fund. The SEC, however,  requires the Trustees to promptly call a meeting for the  purpose of voting  upon the  question  of removal of any  Trustee  when requested to do so by not less than 10% of the  outstanding  shareholders of the
Fund. In addition,  subject to certain conditions,  shareholders of the Fund may apply  to  the  Fund  to  communicate  with  other  shareholders  to  request  a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Reduced sales charges,  additional purchase, exchange and redemption information and other services

Sales charge reductions and waivers
Waivers of sales  charges--Class A shares. The following additional sales charge waivers are available for Class A shares if you:

o    Acquire shares in connection  with a  reorganization  pursuant to which the
     Fund acquires  substantially  all of the assets and  liabilities of another fund in exchange solely for shares of the acquiring fund;

o    Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc.  that were  acquired  during that fund's initial  public  offering of shares and that meet certain other conditions described in its prospectus; or

o    Acquire shares in connection with shares purchased by UBS Global AM (US) or any affiliate on behalf of a discretionary advisory client.

                                       55

Reinstatement  privilege--Class A shares. Shareholders who have redeemed Class A shares may  reinstate  their  account  without a sales charge by  notifying  the transfer  agent of such  desire  and  forwarding  a check  for the  amount to be purchased within 365 days after the date of redemption.  The reinstatement  will be made at the net asset  value  per share  next  computed  after the  notice of reinstatement  and check are  received.  The  amount of a  purchase  under  this reinstatement  privilege  cannot exceed the amount of the  redemption  proceeds.
Gain on a redemption  will be taxable  regardless  of whether the  reinstatement privilege is exercised,  although a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement  privilege.  Gain or loss on a redemption  also will be readjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares,  under the  circumstances and  to  the  extent  described  in  "Taxes--Special  Rule  for  Class  A  and C
Shareholders," below.

Purchases  of  Class  A  shares   through  the  UBS   Financial   Services  Inc.
InsightOne(SM) program.  Investors who purchase shares through the UBS Financial
Services Inc.  InsightOne(SM) Program are eligible to purchase Class A shares of the funds  for  which the  Underwriter  or its  affiliates  serve as  investment advisor or  investment  manager  without a sales load,  and may  exchange  those shares  for  Class A  shares  of the  Fund.  The  UBS  Financial  Services  Inc.
InsightOne(SM)  Program  offers  a  nondiscretionary  brokerage  account  to UBS
Financial  Services Inc.  clients for an asset-based fee at an annual rate of up to 1.50% of the assets in the  account.  Account  holders  may  purchase or sell
certain    investment    products   without   paying    commissions   or   other
markups/markdowns.

Purchases of shares through the PACE(SM) multi advisor program.  An investor who participates in the PACE(SM) Multi Advisor Program is eligible to purchase Class
A shares. The PACE(SM) Multi Advisor Program is an advisory program sponsored by
UBS Financial  Services Inc. that provides  comprehensive  investment  services, including investor profiling,  a personalized asset allocation strategy using an appropriate  combination of funds and a quarterly investment performance review.
Participation  in the PACE(SM) Multi Advisor Program is subject to payment of an advisory fee at the effective  maximum annual rate of 1.5% of assets.  Employees of UBS Financial  Services Inc. and its  affiliates  are entitled to a waiver of this fee. Please contact your UBS Financial  Services Inc.  Financial Advisor or
UBS Financial Services Inc.  correspondent firms for more information concerning mutual funds that are available through the PACE(SM) Multi Advisor Program.

Payments by UBS Global AM (US)--Class Y shares.  Class Y shares are sold without sales  charges  and do not pay  ongoing  12b-1  distribution  or  service  fees.
However,  UBS Global AM (US),  as principal  underwriter  of the Fund,  may make payments out of its own resources,  to affiliated (UBS Financial  Services Inc.)
and unaffiliated  dealers,  pursuant to written dealer agreements as follows:  a one time finder's fee  consistent  with the Fund's Class A share  Reallowance to
Selected Dealers'  schedule,  as provided in the Prospectus,  and,  beginning in month 13, an ongoing fee in an amount up to 20 basis points.  UBS Global AM (US)
does not make these  payments on  employee-related  Class Y share  accounts  and reserves  the right not to make these  payments  if it  determines,  in its sole discretion,  that a dealer has been acting to the detriment of the Fund. The one time  finder's fee is calculated on the date of purchase and may be paid in four equal  installments  over the first 12 months of  ownership.  UBS Global AM (US)
reserves the right to suspend these payments at any time in its sole discretion.

                                       56

Additional  compensation  to  affiliated  dealer.  UBS  Global  AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares:

o    0.05% of the  value  (at the time of sale) of all  shares  of the Fund sold through UBS Financial Services Inc.

o    a monthly retention fee at the blended annual rate of 0.10% of the value of the equity  portion of the Fund and 0.075% of the value of the fixed income portion of the Fund that are held in a UBS Financial  Services Inc. account at month-end.

The foregoing  payments are made by UBS Global AM (US) out of its own resources.
Such payments are often referred to as "revenue sharing."

Additional information regarding purchases through letter of intent
To the extent that an investor  purchases less than the dollar amount  indicated
on the Letter of Intent  within the  13-month  period,  the sales charge will be adjusted  upward  for the entire  amount  purchased  at the end of the  13-month period. This adjustment will be made by redeeming shares first from amounts held in escrow,  and then from the account to cover the additional sales charge,  the proceeds of which will be paid to the investor's investment professional and UBS
Global Asset Management, as applicable, in accordance with the Prospectus.

Letters of Intent are not available for certain employee benefit plans.

Additional exchange and redemption information.  As discussed in the Prospectus, eligible  shares of the Fund may be  exchanged  for shares of the  corresponding class of other series of the Trust and most other Family  Funds.  Class Y shares are not eligible for exchange.

Shareholders  will  receive  at least  60 days'  notice  of any  termination  or material  modification of the exchange offer, except no notice need be given if, under  extraordinary  circumstances,  either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest  amounts  effectively in accordance with the Fund's investment objective, policies and restrictions.

The  Trust  will  satisfy  redemption  requests  in cash to the  fullest  extent feasible,  so long as such payments  would not, in the opinion of the Advisor or
the  Board,   result  in  the  necessity  of  the  Fund  selling   assets  under
disadvantageous conditions and to the detriment of the remaining shareholders of the Fund.  Pursuant to the Trust's  Agreement and Declaration of Trust,  payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Under unusual circumstances, when the Board deems it in the best interest  of the  Fund's  shareholders,  the Trust may make  payment  for shares repurchased  or redeemed in whole or in part in  securities of the Fund taken at current values.  With respect to such redemptions in kind, the Trust has made an election  pursuant to Rule 18f-1 under the Act.  This will  require the Trust to redeem in cash at a  shareholder's  election  in any case  where the  redemption involves  less  than  $250,000  (or 1% of the  Fund's  net  asset  value  at the beginning of each 90-day period during which such redemptions are in effect,  if that  amount  is less than  $250,000),  during  any  90-day  period  for any one shareholder. Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash. In-kind payments to non-affiliated  shareholders  need not constitute a cross-section  of the Fund's portfolio.  Where a shareholder has requested redemption of all or a part of the shareholder's  investment and where the Fund computes such  redemption  in-kind, the Fund  will  not  recognize  gain or loss for  federal  tax  purposes  on the securities  used to compute the redemption,  but the shareholder  will recognize gain or loss  equal  to the  difference  between  the fair  market  value of the securities  received and the  shareholder's  basis in the Fund shares  redeemed.
Pursuant to redemption  in-kind procedures adopted by the Board on behalf of the
Fund, the Trust is permitted to pay redemptions in-kind to shareholders that are affiliated persons of the Fund by nature of a greater than 5% ownership interest in the Fund.

                                       57

The Fund may  suspend  redemption  privileges  or  postpone  the date of payment during any period (1) when the New York  Stock  Exchange  ("NYSE")  is closed or trading  on the  NYSE is  restricted  as  determined  by the  SEC,  (2)  when an emergency  exists,  as  defined  by  the  SEC,  that  makes  it  not  reasonably practicable  for the Fund to dispose of  securities  owned by it or to determine fairly the value of its  assets,  or (3) as the SEC may  otherwise  permit.  The redemption price may be more or less than the shareholder's  cost,  depending on the market value of the Fund's portfolio at the time.

Financial institutions.  The Fund may authorize financial institutions, or their agents,  to accept on the Fund's behalf purchase and redemption  orders that are in "good form" in accordance with the policies of those  institutions.  The Fund will be deemed to have received these  purchase and redemption  orders when such financial institution or its agent accepts them. Like all customer orders, these orders will be priced  based on the Fund's net asset value next  computed  after receipt of the order by the financial  institutions  or their agents.  Financial institutions  may  include  retirement  plan  service  providers  who  aggregate purchase and redemption  instructions received from numerous retirement plans or plan participants.

Automatic  investment  plan--Class A and Class C shares. The Underwriter or your investment  professional  offers  an  automatic  investment  plan with a minimum initial investment of $1,000 through which the Fund will deduct $50 or more on a monthly, quarterly,  semiannual or annual basis from the investor's bank account to invest  directly  in the Fund's  Class A or Class C shares.  In  addition  to providing a convenient and disciplined manner of investing, participation in the automatic  investment  plan enables an investor to use the  technique of "dollar cost  averaging."  When a shareholder  invests the same dollar amount each month under the plan,  the  shareholder  will purchase more shares when the Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique,  a shareholder's average purchase price per share over any given  period will be lower than if the  shareholder  purchased a fixed number of shares on a monthly  basis  during the  period.  Of course,  investing through  the  automatic  investment  plan does not  assure a profit  or  protect
against  loss  in  declining  markets.   Additionally,   because  the  automatic
investment plan involves  continuous  investing  regardless of price levels,  an investor  should  consider his or her  financial  ability to continue  purchases through  periods of both low and high price  levels.  An  investor  should  also consider  whether a large,  single  investment  would  qualify  for  sales  load reductions.

Automatic cash withdrawal plan--Class A and Class C
The Automatic Cash Withdrawal Plan allows investors to set up monthly, quarterly
(March, June, September and December),  semiannual (June and December) or annual
(December)  withdrawals  from their Family Fund accounts.  Minimum  balances and withdrawals vary according to the class of shares:

o    Class A and Class C shares. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

Withdrawals  under the Automatic Cash  Withdrawal  Plan will not be subject to a contingent  deferred sales charge if the investor  withdraws no more than 12% of the value of the Fund account when the shareholder signed up for the plan during the first year under the plan.  Shareholders  who elect to receive  dividends or other distributions in cash may not participate in the plan.

                                       58

An investor's participation in the Automatic Cash Withdrawal Plan will terminate automatically  if the "Initial  Account Balance" (a term that means the value of the Fund  account  at the time the  shareholder  elects  to  participate  in the
Automatic Cash  Withdrawal  Plan),  less aggregate  redemptions  made other than pursuant to the Automatic Cash Withdrawal  Plan, is less than the minimum values specified  above.  Purchases of additional  shares of the Fund  concurrent  with withdrawals  are  ordinarily  disadvantageous  to  shareholders  because  of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a  month  for  monthly,  quarterly  and  semiannual  plans,  your  investment professional  will arrange for redemption by the Fund of sufficient  Fund shares to provide the withdrawal  payments  specified by  participants in the Automatic
Cash  Withdrawal  Plan.  The payments  generally are mailed  approximately  five
Business Days  (defined  under "Net Asset  Value")  after the  redemption  date.
Withdrawal payments should not be considered dividends, but redemption proceeds.
If  periodic  withdrawals  continually  exceed  reinvested  dividends  and other distributions,  a shareholder's  investment may be  correspondingly  reduced.  A shareholder  may change the amount of the automatic cash withdrawal or terminate participation  in the Automatic Cash  Withdrawal Plan at any time without charge or penalty by written instructions with signatures guaranteed to your investment professional  or PFPC.  Instructions  to  participate  in the plan,  change  the withdrawal  amount or terminate  participation in the plan will not be effective until  five days after  written  instructions  with  signatures  guaranteed  are received by PFPC.  Shareholders  may request the forms  needed to  establish  an
Automatic Cash Withdrawal Plan from their  investment  professionals  or PFPC at
1-800-647 1568.

Individual retirement accounts
Self-directed  IRAs are  available in which  purchases of shares of Family Funds and other  investments may be made.  Investors  considering  establishing an IRA should review applicable tax laws and should consult their tax advisors.

Transfer of accounts
If  investors  holding  Class  A,  Class C or  Class Y  shares  of the Fund in a brokerage  account  transfer their brokerage  accounts to another firm, the Fund shares  will be moved to an account  with PFPC.  However,  if the other firm has entered into a dealer  agreement with the Underwriter  relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

Transfer of securities
At the  discretion  of the Trust,  investors  may be permitted to purchase  Fund shares by  transferring  securities to the Fund that meet the Fund's  investment objective and  policies.  Securities  transferred  to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next  determination of net asset value after such acceptance.
Shares issued by the Fund in exchange for securities will be issued at net asset value per  share of the Fund  determined  as of the same  time.  All  dividends, interest,  subscription  or other rights  pertaining  to such  securities  shall become  the  property  of the  Fund  and  must be  delivered  to the Fund by the investor  upon receipt from the issuer.  Investors who are permitted to transfer such  securities  will be required to recognize a gain or loss on such  transfer and pay tax thereon, if applicable,  measured by the difference between the fair market value of the securities and the investors' basis therein. Securities will not be accepted in exchange for shares of the Fund unless:  (1) such  securities are,  at the  time  of the  exchange,  eligible  to be  included  in the  Fund's
portfolio  and  current  market   quotations  are  readily  available  for  such
securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions  upon their sale by the Fund under the 1933  Act,  or under the laws of the  country  in which the  principal market for such securities  exists, or otherwise;  and (3) the value of any such security (except US government securities) being exchanged,  together with other securities  of the same  issuer  owned by the  Fund,  will not  exceed 5% of the
Fund's net assets immediately after the transaction.

                                       59

Net asset value

The Fund  determines its net asset value per share  separately for each class of shares,  normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each  Business  Day when the NYSE is open.  Prices  will be calculated  earlier when the NYSE closes early  because  trading has been halted for the day.  Currently  the NYSE is open for trading every day (each such day a
"Business Day") except Saturdays, Sundays and the following holidays: New Year's
Day, Martin Luther King, Jr. Day,  Presidents'  Day, Good Friday,  Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities  that are listed on  exchanges  normally  are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where  securities are traded on more than one exchange,  the securities are generally valued on the exchange considered by the Advisor as the primary  market.  Securities  traded in the  over-the-counter market and listed on The NASDAQ  Stock  Market,  Inc.  ("NASDAQ")  normally  are valued at the NASDAQ  Official  Closing Price ("NOCP");  other  over-the-counter securities are valued at the last bid price available prior to valuation  (other than short-term  obligations that mature in 60 days or less, which are valued as described  further below).  All investments  quoted in foreign  currency will be valued daily in U.S. dollars on the basis of the foreign currency  exchange rate prevailing at the time such valuation is determined by the Fund's custodian. The foreign currency exchange transactions of the Fund conducted on a spot (that is, cash)  basis are  valued at the spot rate for  purchasing  or  selling  currency prevailing  on the foreign  exchange  market.  Generally,  securities  issued by open-end investment companies are valued using their respective net asset values or public offering  prices,  as  appropriate,  for purchase orders placed at the close  of the  NYSE.  Futures  contracts  are  valued  at the  settlement  price established  each day on the exchange on which they are traded.  Forward foreign currency  contracts  are valued  daily using  forward  exchange  rates quoted by independent  pricing services.  Where market  quotations are readily  available, portfolio  securities  are valued based upon market  quotations,  provided those quotations adequately reflect, in the judgment of the Advisor, the fair value of
the  security.   Where  those  market  quotations  are  not  readily  available, securities are valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from
information   concerning  the  security  or  similar  securities  received  from recognized  dealers in those  securities.  All other securities and other assets are valued at fair value as  determined  in good faith by or under the direction of the Board.  It should be recognized  that judgment often plays a greater role in valuing thinly traded  securities,  including many lower rated bonds, than is the case  with  respect  to  securities  for  which a  broader  range of  dealer quotations and last-sale information is available.  The amortized cost method of valuation generally is used to value short-term obligations with 60 days or less remaining  until  maturity,  unless  the  Board  determines  that  this does not represent fair value.

                                       60

Taxation

Additional information on distributions and taxes
Distributions
Distributions  of net investment  income.  The Fund receives income generally in the form of: (a) dividends  and/or interest on its direct  investments;  (b) its distributive  share of dividends  and/or interest earned from its investments in open-end investment  companies classified as partnerships for federal income tax purposes;  and (c)  distributions  from its  investments in open-end  investment companies  classified  as  corporations  for federal  income tax  purposes.  The open-end investment companies described in (b) and (c) of the foregoing sentence are referred to herein as the  "Underlying  Funds." This income,  less  expenses incurred in the  operation of the Fund,  constitutes  the Fund's net  investment income  from which  income  dividends  may be paid to you.  The Fund  calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however,  generally due to any differences in the  distribution and service (Rule 12b-1) fees applicable to the classes.  If you are a taxable investor,  any income dividends the Fund pays are  taxable to you as ordinary  income,  except  that,  a portion of the income dividends  designated by the Fund will be qualified dividend income eligible for taxation  with respect to  individual  shareholders  at  long-term  capital gain rates.

Capital gain distributions. The Fund, indirectly, through its investments in the
Underlying  Funds,  or from its  direct  investment  in  securities,  may derive capital gain or loss in connection with sales or other dispositions of portfolio securities.  The Fund may also derive  capital gains  through its  redemption of shares in an Underlying Fund classified as a corporation. Distributions from net short-term  capital gains are taxable to you as ordinary  income.  Distributions from net long-term  capital gains are taxable to you as long-term capital gains, regardless  of how long you have owned your shares in the Fund.  Any net capital gains realized by the Fund generally are distributed  once each year, and may be distributed  more  frequently,  if necessary,  to reduce or eliminate  excise or income taxes on the Fund.

Returns of capital.  If the Fund's  distributions  exceed its taxable income and capital gains  realized  during a taxable year,  and  undistributed  income from prior years, all or a portion of the distributions made in the same taxable year may be  recharacterized  as a return of  capital  to  shareholders.  A return of capital  distribution  generally  will  not be  taxable,  but will  reduce  each shareholder's  cost  basis in the Fund and result in a higher  reported  capital gain or lower reported  capital loss when those shares on which the distribution was received are sold.  Any return of capital in excess of your basis,  however, is taxable as a capital gain.

Investments in foreign securities
The next four paragraphs  describe tax considerations that are applicable to the
Underlying Fund's and the Fund's investments in foreign securities.

Effect of foreign  withholding  taxes.  An  Underlying  Fund and the Fund may be subject to foreign  withholding taxes on income from certain foreign securities.
This, in turn, could reduce the Fund's distributions paid to you.

Pass-through of foreign tax credits. If more than 50% of the Fund's total assets at the end of a  fiscal  year  are  invested  directly,  or  indirectly  through
Underlying Funds classified as partnerships, in foreign securities, the Fund may elect to pass  through to you your pro rata  share of foreign  taxes paid by the
Fund. If this election is made,  the Fund may report more taxable  income to you than it actually  distributes.  You will then be entitled  either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit  for  these  taxes  against  your  US  federal  income  tax  (subject  to limitations  for  certain  shareholders).  The Fund  will  provide  you with the information  necessary to complete your  personal  income tax return if it makes this election.

                                       61

You should also be aware that use of foreign  dividends,  designated by the Fund as dividends from qualifying  foreign  corporations and subject to reduced rates of taxation on qualified  dividend  income,  may reduce the otherwise  available foreign tax credits on your  federal  income tax return.  Shareholders  in these circumstances  should talk with their  personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt  investments and hedging on  distributions.  Most foreign exchange gains  realized on the sale of debt  securities are treated as ordinary income by the Underlying Fund or the Fund.  Similarly,  foreign  exchange losses realized  on the sale of debt  securities  generally  are  treated  as  ordinary losses.  These gains when distributed are taxable to you as ordinary income, and
any  losses  reduce  the  Fund's   ordinary  income   otherwise   available  for
distribution  to you (or in the case of an Underlying  Fund, its ordinary income available  for  distribution  to the Fund).  This  treatment  could  increase or decrease the Fund's ordinary income  distributions to you, and may cause some or all of the Fund's previously  distributed income to be classified as a return of capital.

PFIC  securities.  An  Underlying  Fund or the Fund may invest in  securities of foreign  entities  that could be deemed for tax  purposes to be passive  foreign investment  companies  (PFICs).  When an Underlying  Fund or the Fund invests in
PFIC  securities,  a  mark-to-market  election  will be made with respect to the
Fund's  indirect  or  direct  interest  in such  securities  and the  Fund  will recognize  any gains at the end of its fiscal and excise  (described  below) tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized  gains.  These gains  (reduced by  allowable  losses) are treated as ordinary  income that an  Underlying  Fund or the Fund is required to distribute,  even  though  the  Underlying  Fund or the  Fund  has not  sold the securities.  You should also be aware that the designation of a foreign security as a PFIC  security  will  cause its  income  dividends  to fall  outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced  rate of taxation on qualified  dividends  when distributed to you by the Fund. In addition,  if the Underlying  Fund or Fund is unable  to  identify  an  investment  as  a  PFIC  and  thus  does  not  make  a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable  dividend by an Underlying  Fund or the Fund to its  shareholders.  Additional  charges in the nature of interest may be imposed on an  Underlying  Fund or the Fund in respect of deferred  taxes arising from such distributions or gains.

Information  on the amount and tax  character  of  distributions.  The Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid,  and will  advise you of the tax  status for  federal income tax purposes  shortly after the close of each calendar  year. If you have not  owned  your  Fund  shares  for a full  year,  the  Fund may  designate  and distribute to you, as ordinary income, qualified dividends or capital gains, and in the  case  of  non-US  shareholders,  the  Fund  may  further  designate  and distribute as interest-related  dividends and short-term capital gain dividends, a percentage  of income that may not be equal to the actual  amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December to shareholders of record in such month but paid in January are taxable to you as if paid in December.

                                       62

Election  to be taxed as a regulated  investment  company.  The Fund  intends to elect  and  qualify  to be  treated  as a  regulated  investment  company  under
Subchapter  M of the Code and intends to so qualify  during the  current  fiscal year. As a regulated  investment  company,  the Fund  generally  pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to elect or  maintain  the  qualification  of the Fund as a  regulated investment  company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, the Fund would be taxed on the gain,  and  shareholders  would be notified  that they are  entitled to a credit or refund for the tax paid by the Fund. If the Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of the Fund's earnings and profits.

Excise tax  distribution  requirements.  To avoid federal excise taxes, the Code requires  the  Fund to  distribute  to you by  December  31 of each  year,  at a minimum, the following amounts:

o    98% of its taxable ordinary income earned during the calendar year;

o    98% of its capital gain net income  earned during the  twelve-month  period ending October 31; and

o    100% of any  undistributed  amounts of these  categories  of income or gain from the prior year.

The Fund intends to declare and pay these  distributions  in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

Because the periods for measuring a regulated  investment  company's  income are different  for excise and income tax  purposes  special  rules are  required  to protect  the  amount of  earnings  and  profits  needed to  support  excise  tax distributions. For instance, if a regulated investment company that uses October
31 as the  measurement  period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year,  the fund likely would have  insufficient  earnings and profits for that taxable year to  support  the  dividend  treatment  of its  required  distributions  for that calendar year. Accordingly,  the Fund is permitted to elect to treat net capital losses  realized  between  November  1 and  its  fiscal  year  end  of  June  30
("post-October  loss") as occurring on the first day of the following tax year (
(i.e., July 1).

Redemptions of Fund shares
Redemptions,  sales and exchanges.  If you are a taxable investor,  redemptions, sales and  exchanges  of Fund  shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares, or exchange them for shares of a different  Family Fund, the Internal Revenue Service requires you to report any gain or loss on your redemption or exchange.  If you hold your shares as a capital asset,  any gain or loss that you realize is a capital gain or loss and is long-term or short-term,  generally  depending on how long you have owned your shares.

Redemptions  at a loss within six months of purchase.  Any loss  incurred on the redemption  or  exchange  of shares  held for six months or less is treated as a long-term  capital loss,  instead of short-term,  to the extent of any long-term capital gains distributed to you by the Fund on those shares.

                                       63

Special  rule for  Class A  shareholders.  A  special  tax rule  applies  when a shareholder sells or exchanges shares of the Fund within 90 days of purchase and subsequently acquires shares of the Fund or another Family Fund without paying a sales  charge  due to  the  365-day  reinstatement  privilege  or  the  exchange privilege.  In these  cases,  any gain on the sale or exchange  of the  original shares would be increased,  or any loss would be decreased, by the amount of the sales charge paid when those shares were bought,  and that amount would increase the basis in the Fund or Family Fund shares subsequently acquired.

Wash sales.  All or a portion of any loss that you realize on the  redemption of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund (through  reinvestment of dividends or otherwise)  within 30 days before or after your share  redemption.  Any loss disallowed under these rules is added to your tax basis in the new shares.

US  government  securities.  To the  extent  the  Fund  (or an  Underlying  Fund classified as a  partnership)  invests in certain U.S.  government  obligations, dividends  paid by the Fund to  shareholders  that are derived from  interest on these  obligations  should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  To the extent the Fund invests  indirectly in US government obligations by investing in an Underlying Fund classified as a corporation  that holds these  obligations,  dividends  derived from interest on these obligations and paid to the Fund and,  in turn,  to you is  unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as  repurchase  agreements,  commercial  paper  and  federal  agency-backed obligations (e.g.,  Government  National Mortgage  Association (GNMA) or Federal
National Mortgage Association (FNMA) securities), generally does not qualify for tax-free  treatment.  The rules on  exclusion of this income are  different  for corporate shareholders.

Qualified dividend income for individuals.  For individual  shareholders,  it is anticipated  that a portion  of the  income  dividends  paid by the Fund will be qualified dividend income eligible for taxation at long-term capital gain rates.
This reduced rate of taxation  generally is available for dividends  paid by the
Fund out of its or an Underlying Fund's income earned on investments in:

o    domestic corporations, and

o    qualified foreign corporations, including:

     -    corporations incorporated in a possession of the United States,

     -    corporations  eligible for income tax treaty  benefits with the United
          States under  treaties  determined  by the Treasury  Department  to be qualified, and

     -    corporations whose stock is traded on a domestic securities exchange.

Dividends from corporations exempt from tax, dividends from PFICs, and dividends paid from interest  earned by the Fund or an Underlying  Fund on debt securities generally will not qualify for this favorable tax treatment.

Both the Fund (or an Underlying Fund) and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment.  Specifically, the Fund (or an Underlying Fund) must hold the stock for at least 61 days during the  121-day  period  beginning  60 days before the stock  becomes  ex-dividend.
Similarly, investors must hold their Fund shares for at least 61 days during the
121-day period beginning 60 days before the Fund  distribution goes ex-dividend.
The  ex-dividend  date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment.
When counting the number of days you held your Fund shares,  include the day you sold your shares but not the day you acquired these shares.

                                       64

While the income  received in the form of a  qualified  dividend is taxed at the same rates as long-term  capital gains,  such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example,  you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year,  the Fund will  designate the portion of its ordinary dividend income that meets the definition of qualified  dividend income taxable at reduced rates.  If 95% or more of the Fund's income is from qualified
sources,   it  will  be  allowed  to  designate  100%  of  its  ordinary  income distributions as qualified  dividend income.  This designation rule may have the effect of converting small amounts of ordinary income or net short-term  capital gains,  that  otherwise  would be taxable as  ordinary  income,  into  qualified dividend income eligible for taxation at reduced rates.

Dividends-received  deduction for corporations.  For corporate  shareholders,  a portion of the dividends paid by the Fund may qualify for the dividends-received deduction.  The portion of dividends  paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund's  shareholders,  and cannot exceed the gross  amount of  dividends  received  by the Fund (or an  Underlying
Fund) from  domestic  (U.S.)  corporations  that would  have  qualified  for the dividends-received deduction in the hands of the Fund (or an Underlying Fund) if the Fund (or the Underlying Fund) was a regular  corporation.  Dividends paid by the Fund from  interest on debt  securities  or  dividends  earned on  portfolio securities  of non-U.S.  issuers are not  expected to qualify for the  corporate dividends-received deduction.

The  availability  of the  dividends-received  deduction  is  subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming the  deduction.  The amount that the Fund may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the  dividends  earned by the Fund (or an  Underlying  Fund)
were  debt-financed  or held by the Fund (or an Underlying Fund) for less than a minimum  period of time,  generally 46 days during a 91-day period  beginning 45 days before the stock becomes  ex-dividend.  Similarly,  if your Fund shares are
debt-financed   or  held  by  you  for  less  than  a  46-day  period  then  the dividends-received  deduction  for Fund  dividends  on your  shares  may also be reduced or eliminated.  In the case of certain dividends on preferred stock, the minimum  holding  period  is  generally  increased  to 91 days  during a 181-day period.  Even if  designated  as dividends  eligible for the  dividends-received deduction,  all dividends  (including any deducted  portion) must be included in your alternative minimum taxable income calculation.

Investment in complex  securities.  The Underlying Funds and the Fund may invest in complex securities (e.g., futures,  options,  short-sales,  swaps, etc.) that could be subject to numerous  special  and complex tax rules.  These rules could affect  whether  gain or loss  recognized  by the Fund  directly  or  indirectly through  its  investment  in the  Underlying  Funds is  treated as  ordinary  or capital,  or as interest or dividend  income.  These rules could also accelerate the  recognition of income to the Fund or an Underlying  Fund (possibly  causing the  Underlying  Fund or the  Fund to sell  securities  to  raise  the  cash for necessary  distributions).  These rules could defer an Underlying  Fund's or the
Fund's ability to recognize a loss, and, in limited cases, subject an Underlying
Fund or the  Fund to US  federal  income  tax on  income  from  certain  foreign securities.  These  rules  could,  therefore,  affect  the  amount,  timing,  or character of the income distributed to you by the Fund. For example:

                                       65

Derivatives. If an Underlying Fund or the Fund is permitted to invest in certain options,  futures,  forwards or foreign currency contracts, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules,  gains or losses  on the  contracts  generally  would be  treated  as 60%
long-term  and 40%  short-term  gains or losses,  but gains or losses on certain foreign  currency  contracts would be treated as ordinary  income or losses.  In determining  its net income for excise tax purposes,  the Underlying Fund or the
Fund also would be required to  mark-to-market  these  contracts  annually as of
October 31 (for capital  gain net income) and December 31 (for taxable  ordinary income  arising from certain  foreign  currency  contracts),  and to realize and distribute any resulting income and gains.

Tax  straddles.  An  Underlying  Fund's or the  Fund's  investment  in  options, futures, forwards, or foreign currency contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold  offsetting  positions in  securities.  If an  Underlying  Fund's or the
Fund's risk of loss with  respect to specific  securities  in its  portfolio  is substantially  diminished  by the  fact  that it  holds  other  securities,  the
Underlying  Fund  or the  Fund  could  be  deemed  to  have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized  by it on  one of the  offsetting  positions  to be  deferred  for  tax purposes to the extent of unrealized gains on the other positions.

Securities  purchased at discount.  An Underlying Fund or the Fund may invest in securities  issued or purchased at a discount,  such as zero coupon,  step-up or payment-in-kind  (PIK)  bonds,  that could  require it to accrue and  distribute income not yet received.  If it invests in these securities,  an Underlying Fund or the Fund  could be  required  to sell  securities  in its  portfolio  that it otherwise  might have continued to hold in order to generate  sufficient cash to make these distributions.

Short sales and securities  lending  transactions.  An Underlying  Fund's or the
Fund's entry into a short sale  transaction or an option or other contract could be treated as the "constructive  sale" of an "appreciated  financial  position,"
causing it to realize gain,  but not loss, on the  position.  Additionally,  the
Underlying Fund's or the Fund's entry into securities  lending  transactions may cause the replacement  income earned on the loaned securities to fall outside of the definition of qualified  dividend income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified  dividend income and, to the extent that debt  securities are loaned,  will generally not qualify as qualified interest income for foreign withholding tax purposes.

Convertible debt.  Convertible debt is ordinarily treated as a "single property"
consisting of a pure debt interest until conversion,  after which the investment becomes an equity  interest.  If the security is issued at a premium (i.e.,  for cash in excess of the face amount payable on  retirement),  the  creditor-holder may amortize  the premium  over the life of the bond.  If the security is issued for cash at a price  below its face  amount,  the  creditor-holder  must  accrue original issue discount in income over the life of the debt.

Investment in REMIC residual interests (excess inclusion income).  An Underlying
Fund or the Fund may invest in residual  interests in certain  mortgage  pooling vehicles  formed as real estate mortgage  investment  conduits  ("REMICs").  The portion  of the  Underlying  Fund's or the  Fund's  income  received  from REMIC residual  interests,  either  directly or through an investment in a real estate investment  trust  ("REIT") that holds such  interests or qualifies as a taxable mortgage  pool (such  income is  referred  to in the Code as  "excess  inclusion income")  generally is required to be allocated by the  Underlying  Fund and the
Fund  to  its   shareholders  in  proportion  to  the  dividends  paid  to  such shareholders  with the same  consequences  as if the  shareholders  received the excess inclusion income directly.

                                       66

Under these rules, an Underlying Fund, as well as the Fund, will be taxed at the highest  corporate  income  tax  rate on its  excess  inclusion  income  that is allocable to the  percentage of its shares held in record name by  "disqualified organizations," which are generally certain cooperatives,  governmental entities and  tax-exempt  organizations  that are exempt from tax on  unrelated  business
taxable  income.   To  the  extent  that  Fund  shares  owned  by  "disqualified organizations" are held in record name by a broker/dealer or other nominee,  the broker/dealer  or other nominee  would be liable for the corporate  level tax on the portion of the Fund's excess  inclusion income allocable to Fund shares held
by  the   broker/dealer  or  other  nominee  on  behalf  of  the   "disqualified
organizations."  The Fund  expects  that  disqualified  organizations  own their shares.  Because this tax is imposed at the Underlying  Fund and the Fund level,
all   shareholders,   including   shareholders   that   are   not   disqualified
organizations,  will bear a portion of the tax cost  associated  with the Fund's receipt of excess inclusion income. However, to the extent permissible under the
1940 Act,  regulated  investment  companies such as the Fund are permitted under
Treasury  Regulations to specially allocate this tax expense to the disqualified organizations  to which it is  attributable,  without  a  concern  that  such an allocation will constitute a preferential dividend.

In addition,  with respect to Fund  shareholders who are not nominees,  for Fund taxable years beginning on or after January 1, 2007, the Fund must report excess inclusion income to shareholders in two cases:

o    If the  excess  inclusion  income  received  by the Fund  from all  sources exceeds 1% of the  Fund's  gross  income,  it must  inform the  non-nominee shareholders  of the  amount  and  character  of  excess  inclusion  income allocated to them; and

o    If the Fund directly or indirectly  receives excess inclusion income from a
     REIT whose excess  inclusion  income in its most recent tax year ending not later than nine  months  before the first day of the  Fund's  taxable  year exceeded  3% of the  REIT's  total  dividends,  the Fund  must  inform  its non-nominee  shareholders  of  the  amount  and  character  of  the  excess inclusion income allocated to them from such REIT.

Under these rules, the taxable income of any Fund shareholder can in no event be less that the sum of the excess  inclusion  income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of
the  shareholder.   If  the  shareholder  is  a  tax-exempt  entity  and  not  a
"disqualified  organization,"  then this  income is fully  taxable as  unrelated business taxable income under the Code.  Charitable reminder trusts do not incur unrelated  business taxable income by receiving excess inclusion income from the
Fund. If the shareholder is a non-US person,  such shareholder  would be subject to U.S.  federal income tax  withholding at a rate of 30% on this income without reduction or exemption  pursuant to any otherwise  applicable income tax treaty.
If the shareholder is a REIT, a regulated investment company,  common trust fund or other pass-through  entity, such shareholder's  allocable share of the Fund's excess  inclusion  income would be considered  excess  inclusion  income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess  inclusion  income allocated to their owners that are disqualified organizations.  Accordingly,  investors  should be aware  that a portion  of the
Fund's income may be considered excess inclusion income.

                                       67

Credit default swap  agreements.  An Underlying  Fund or the Fund may enter into credit  default swap  agreements.  The rules  governing  the tax aspects of swap agreements that provide for contingent non-periodic payments of this type are in a developing stage and are not entirely clear in certain  aspects.  Accordingly, while an Underlying Fund or the Fund intends to account for such transactions in a manner deemed to be appropriate,  the IRS might not accept such treatment. The
Fund intends to monitor  developments in this area.  Certain  requirements  that must be met  under  the  Code in  order  for an  Underlying  Fund or the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in credit default swap agreements.

Investments in securities of uncertain tax character.  An Underlying Fund or the
Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to  recharacterization  by the IRS. To the extent the tax treatment of such securities or the income from such securities  differs from the tax  treatment  expected by the Fund or the  Underlying  Fund, it could affect  the  timing  or  character  of  income  recognized  by the  Fund  or the
Underlying  Fund,  requiring the Underlying Fund or the Fund to purchase or sell securities,  or otherwise change its portfolio,  in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup  Withholding.  By law,  the Fund must  withhold a portion of the  taxable dividends and sales proceeds unless the shareholder:

o    provides his correct social security or taxpayer identification number,

o    certifies that this number is correct,

o    certifies that he is not subject to backup withholding, and

o    certifies that he is a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS  instructs it to do so. When  withholding is  required,  the amount will be 28% of any  dividends  or proceeds  paid.  The special U.S. tax certification requirements applicable to non-U.S. investors are described under the "Non-U.S. Investors" heading below.

Non-US investors.  Non-US investors  (shareholders who, as to the United States,
are  a  nonresident   alien  individual,   foreign  trust  or  estate,   foreign
corporation, or foreign partnership) may be subject to US withholding and estate tax,  and are  subject to special US tax  certification  requirements.  Non-U.S.
investors should consult their tax advisors about the  applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

The United States imposes a flat 30%  withholding tax (or a withholding tax at a lower treaty rate) on US source dividends, including on income dividends paid by the Fund, subject to certain exemptions for dividends designated as capital gain dividends,  short-term capital gain dividends and interest-related  dividends as described below. However,  notwithstanding such exemptions from U.S. withholding at the source,  any dividends  and  distributions  of income and capital  gains, including the proceeds  from the sale of Fund shares,  will be subject to backup withholding at a rate of 28% if the non-US  investor  fails to properly  certify that he is not a U.S. person.

In general, capital gain dividends designated by the Fund from long-term capital gains or short-term capital gains (other than gain realized on disposition of US real property  interests) are not subject to US withholding  tax unless the gain is  effectively  connected with the conduct of a trade or business in the United
States or you are a nonresident  alien  individual  present in the United States for a period or periods aggregating 183 days or more during the taxable year.

                                       68

Similarly,  interest-related  dividends paid by the Fund from qualified interest income are not  subject  to US  withholding  tax.  "Qualified  interest  income"
includes,  in  general,  (1) bank  deposit  interest,  (2)  short-term  original discount and (3) interest (including  original issue discount,  market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation  issued by a corporation  or  partnership in which an
Underlying  Fund  or the  Fund  is a  10-percent  shareholder  or is  contingent
interest,   and  (4)  any  interest-related   dividend  from  another  regulated
investment company.

However,  the Fund does not intend to account for or designate  interest-related dividends  or  short-term  capital  gains  dividends  for the  benefit of non-US investors.  As a result,  non-US investors may be subject to more US withholding tax  than  would  otherwise  be  the  case.  In  addition,  the  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by the Fund is effective for  dividends  paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, unless such exemption is extended or made permanent.

Certain  Underlying  Funds  and the Fund may  invest  in  equity  securities  of corporations that invest in U.S. real property, including Real Estate Investment
Trusts (REITs). The sale of a U.S. real property interest by an Underlying Fund, the Fund,  or by a REIT or U.S. real property  holding  corporation  in which an
Underlying  Fund or Fund invests,  may trigger  special tax  consequences to the
Fund's non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of
1980 (FIRPTA)  makes  non-U.S.  persons  subject to U.S. tax on disposition of a
U.S. real  property  interest as if he or she were a U.S.  person.  Such gain is sometimes  referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as the
Fund, as follows:

o    The RIC is  classified  as a  qualified  investment  entity.  A  "qualified investment  entity"  includes  a RIC if, in  general,  more than 50% of the
     RIC's assets consists of interests in REITs and U.S. real property  holding corporations;

o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of Fund shares at any time  during the  one-year  period  ending on the date of the distribution; and

o    If these conditions are met, Fund  distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI),  causing the distribution  to be subject to U.S.  withholding  tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.

o    In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of the Fund classified as a qualified  investment entity,
     Fund  distributions  to you  attributable to gain realized by the Fund from disposition  of USRPI will be treated as ordinary  dividends  (rather  than short- or long-term  capital gain) subject to withholding at a 30% or lower treaty rate.

Because  the Fund  expects  to invest  less than 50% of its assets at all times, directly and  indirectly,  in U.S.  real property  interests,  the Fund does not expect to pay any  dividends  that would be subject to FIRPTA  reporting and tax withholding.

An  individual  who,  at  the  time  of  death,  is a  non-US  shareholder  will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated  rates  applicable  to U.S.  citizens and  residents,  unless a treaty exception  applies.  In the  absence of a treaty,  there is a $13,000  statutory estate tax credit. A partial  exemption from US estate tax may apply to stock in the Fund held by the estate of a  nonresident  decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside the United States if held directly by the estate.  Whether for this  purpose  the  Fund  may  look  through  to the  exempt  assets  held by an
Underlying Fund classified as a corporation is unclear.  This provision  applies to decedents  dying after December 31, 2004 and before  January 1, 2008,  unless such exemption is extended or made permanent. Transfers by gift of shares of the
Fund by a non-US  shareholder who is a nonresident  alien individual will not be subject to U.S. federal gift tax. The tax  consequences to a non-US  shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-US  shareholders are urged to consult their own tax advisers  with  respect  to  the  particular  tax  consequences  to  them  of an investment in the Fund, including the applicability of foreign tax.

                                       69

Special US tax certification  requirements apply to non-US  shareholders both to avoid US back up withholding imposed at a rate of 28% and to obtain the benefits of any  treaty  between  the  United  States  and the  shareholder's  country of residence.  In general,  a non-US  shareholder  must  provide a Form W-8 BEN (or other Form W-8 if  applicable)  to  establish  that you are not a US person,  to claim that you are the  beneficial  owner of the income and, if  applicable,  to claim a reduced  rate of, or  exemption  from,  withholding  as a resident  of a country  with which the United  States has an income tax  treaty.  A Form W-8BEN provided without a US taxpayer identification number will remain in effect for a period  beginning  on the date  signed  and  ending on the last day of the third succeeding  calendar year unless an earlier  change of  circumstances  makes the information on the form incorrect.

Effect of Future Legislation;  Local Tax  Considerations.  The foregoing general discussion of U.S.  federal income tax consequences is based on the Code and the regulations  issued  thereunder  as in effect on the date of this  Statement  of
Additional  Information.  Future legislative or administrative  changes or court decisions may significantly  change the conclusions  expressed  herein,  and any such  changes or  decisions  may have a  retroactive  effect with respect to the transactions  contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation  described above.  Distributions may also be subject to  additional  state,  local and  foreign  taxes  depending  on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S.
tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax  advisers  as to the  consequences  of these and other state and local tax rules affecting investment in the Fund.

This  discussion  of  "Taxation"  is not  intended  or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all  categories of investors,  some of which may be subject to special rules.
You should consult your tax advisor about the federal,  state,  local or foreign tax consequences of an investment in the Fund.

Performance calculations

From time to time, performance  information,  such as yield or total return, may be quoted in  advertisements  or in  communications  to present  or  prospective shareholders.  Performance  quotations represent the Fund's past performance and should not be considered as representative of future results.  The current yield will be calculated by dividing the net investment income earned per share by the
Fund during the period stated in the  advertisement  (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the  maximum  net  asset  value  per  share on the last  day of the  period  and annualizing the result on a semiannual compounded basis. The Fund's total return may be  calculated  on an annualized  and  aggregate  basis for various  periods
(which  periods  will be stated in the  advertisement).  Average  annual  return reflects the average percentage change per year in value of an investment in the
Fund.  Aggregate  total  return  reflects the total  percentage  change over the stated period.

                                       70

To help  investors  better  evaluate how an investment in the Fund might satisfy their investment objectives, advertisements regarding the Fund may discuss yield or total return as reported by various  financial  publications.  Advertisements may also  compare  yield or total  return  to  other  investments,  indices  and averages. The following  publications,  benchmarks,  indices and averages may be used:  Lipper Mutual Fund  Performance  Analysis;  Lipper Fixed Income Analysis;
Lipper Mutual Fund Indices; Morgan Stanley Capital International Indices; Lehman
Brothers Indices;  Salomon Smith Barney Indices;  Dow Jones Composite Average or
its  component  indices;  Standard  & Poor's  500 Stock  Index or its  component indices;  Russell  Indices;  Wilshire  Indices;  The  New  York  Stock  Exchange
composite or  component  indices;  CDA Mutual Fund  Report;  Weisenberger-Mutual
Funds  Panorama  and  Investment  Companies;  Mutual Fund Values and Mutual Fund
Service Book, published by Morningstar,  Inc.;  comparable portfolios managed by the Advisor;  and financial  publications,  such as Business  Week,  Kiplinger's
Personal Finance,  Financial World, Forbes,  Fortune,  Money Magazine,  The Wall
Street Journal,  Barron's et al., which rate fund  performance over various time periods.

The  principal  value of an investment  in the Fund will  fluctuate,  so that an investor's shares, when redeemed,  may be worth more or less than their original cost.  Any fees charged by banks or other  institutional  investors  directly to their  customer  accounts in connection  with  investments in shares of the Fund will not be included in the Fund's calculations of yield or total return.

Performance  information for the various classes of shares of the Fund will vary due to the effect of expense ratios on the performance calculations.

Financial statements and report of independent registered public accounting firm

Because the Fund is new,  financial  statements  are not yet  available  for the
Fund.

                                       71

Appendix A--Corporate debt ratings

Moody's Investors Service, Inc. describes  classifications of corporate bonds as follows:

Aaa. Bonds which are rated Aaa are judged to be of the best quality.  They carry the  smallest  degree  of  investment  risk  and are  generally  referred  to as
"gilt-edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all  standards.
Together  with  the Aaa  group,  they  comprise  what  are  generally  known  as high-grade.  They are  rated  lower  than  the best  bonds  because  margins  of protection may not be as large as in Aaa securities or fluctuation of protective elements  may be of greater  amplitude  or there may be other  elements  present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment  attributes and are to be considered as upper medium-grade  obligations.  Factors giving security to principal  and interest  are  considered  adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa.  Bonds  which are rated Baa are  considered  as  medium-grade  obligations,
(i.e., they are neither highly protected nor poorly secured).  Interest payments and principal  security appear  adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba.  Bonds  which are rated Ba are judged to have  speculative  elements;  their future cannot be considered as  well-assured.  Often the  protection of interest and  principal  payments may be very  moderate and thereby not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B. Bonds  which are rated B  generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

Caa.  Bonds  which are rated Caa are of poor  standing.  Such  issues  may be in default or there may be present  elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent  obligations  which are  speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C.  Bonds  which are rated C are the lowest  rated  class of bonds and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

Note:  Moody's  also  supplies  numerical  indicators  1,  2  and  3  to  rating categories.  The  modifier 1 indicates  the security is in the higher end of its rating category;  the modifier 2 indicates a mid-range ranking; and the modifier
3 indicates a ranking toward the lower end of the category.

                                      A-1

Standard & Poor's Ratings Group describes  classifications of corporate bonds as follows:

AAA. This is the highest rating assigned by Standard & Poor's Ratings Group to a debt obligation and indicates an extremely  strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality  debt  obligations.  Capacity to pay principal and interest is very strong and in the majority of instances, they differ from the AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest,  although they are  somewhat  more  susceptible  to the  adverse  effects  of  changes  in circumstances and economic conditions.

BBB.  Bonds  rated  BBB are  regarded  as  having an  adequate  capacity  to pay principal  and  interest.  Whereas they  normally  exhibit  adequate  protection parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB.  Debt  rated BB has less  near-term  vulnerability  to  default  than  other speculative  grade  debt.  However,  it faces  major  ongoing  uncertainties  or exposure to adverse business,  financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

B. Debt rated B has a greater  vulnerability  to default but  presently  has the capacity to meet interest payments and principal  repayments.  Adverse business, financial or economic  conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC. Debt rated CCC has a current identifiable  vulnerability to default, and is dependent upon  favorable  business,  financial and economic  conditions to meet timely payments of interest and repayment of principal.  In the event of adverse business,  financial  or  economic  conditions,  it is not  likely  to have  the capacity to pay interest or repay principal.

CC. The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C. The rating C is typically  applied to debt  subordinated to senior debt which is assigned an actual or implied CCC rating.

D. Debt rated D is in  default,  or is  expected  to default  upon  maturity  or payment date.

CI. The rating CI is  reserved  for income  bonds on which no  interest is being paid.

Plus (+) or minus  (-):  The  ratings  from  AAA to CCC may be  modified  by the addition  of a plus or minus  sign to show  relative  standing  within the major rating categories.

Fitch  Ratings  Service  describes  international  long-term  credit  ratings as follows:

Investment grade

AAA.  Highest credit  quality.  `AAA' ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for payment of financial  commitments.  This  capacity is highly  unlikely to be adversely affected by foreseeable events.

                                      A-2

AA. Very high credit  quality.  `AA'  ratings  denote  expectations  of very low credit  risk.  They  indicate  very strong  capacity  for  payment of  financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A. High credit quality.  `A' ratings denote expectations of low credit risk. The capacity  for  payment of  financial  commitments  is  considered  strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB.  Good credit  quality.  `BBB'  ratings  indicate  that there are  currently expectations  of  low  credit  risk.  The  capacity  for  payment  of  financial commitments  is considered  adequate but adverse  changes in  circumstances  and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative grade

BB.  Speculative.  `BB' ratings  indicate that there is a possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B. Highly speculative.

o    For  issuers  and  performing   obligations,   `B'  ratings  indicate  that
     significant credit risk is present, but a limited margin of safety remains.
     Financial  commitments  are  currently  being met;  however,  capacity  for continued  payment is contingent upon a sustained,  favorable  business and economic environment.

o    For  individual  obligations,   `B'  ratings  may  indicate  distressed  or
     defaulted  obligations with potential for extremely high  recoveries.  Such obligations would possess a Recovery Rating of `R1' (outstanding).

CCC

o    For issuers and performing obligations, `CCC' ratings indicate that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

o    For  individual  obligations,  `CCC'  ratings may  indicate  distressed  or defaulted  obligations  with  potential  for average to superior  levels of recovery.  Differences  in credit  quality  may be  denoted  by  plus/minus distinctions. Such obligations typically would possess a Recovery Rating of
     `R2' (superior), `R3' (good) or `R4' (average).

CC

o    For issuers and performing obligations,  `CC' ratings indicate that default of some kind appears probable.

o    For  individual  obligations,  `CC'  ratings  may  indicate  distressed  or defaulted  obligations  with a Recovery  Rating of `R4'  (average)  or `R5'
     (below average).

                                      A-3

C

o    For issuers and performing  obligations,  `C' ratings indicate that default is imminent.

o    For  individual  obligations,   `C'  ratings  may  indicate  distressed  or
     defaulted  obligations with potential for below-average to poor recoveries.
     Such obligations would possess a Recovery Rating of `R6' (poor).

RD.  Indicates  an entity  that has  failed  to make due  payments  (within  the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D.  Indicates an entity or sovereign  that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

o    failure of an obligor to make timely payment of principal  and/or  interest under the contractual terms of any financial obligation;

o    the bankruptcy filings, administration,  receivership, liquidation or other winding-up or cessation of business of an obligor; or

o    the distressed or other coercive exchange of an obligation, where creditors were  offered  securities  with  diminished  structural  or economic  terms compared with the existing obligation.

Note:  The modifiers  "+" or "-" may be appended to a rating to denote  relative status within major rating categories.  Such suffixes are not added to the `AAA'
Long-term rating category,  to categories below `CCC', or to Short-term  ratings other than `F1'.  (The +/-  modifiers  are only used to denote issues within the
CCC category, whereas issuers are only rated CCC without the use of modifiers.)

                                      A-4

The UBS Funds
Statement of Additional Information

[_________________, 2007]

You  should  rely  only  on the  information  contained  or  referred  to in the
Prospectus  and  this  Statement  of  Additional  Information.  The Fund and its
principal underwriter have not authorized anyone to provide you with information that is different.  The Prospectus and this Statement of Additional  Information are not an offer to sell shares of the Fund in any  jurisdiction  where the Fund or its principal underwriter may not lawfully sell those shares.

[INSERT UBS LOGO]
(C)2007 UBS Financial Services Inc.
All rights reserved.

                                  THE UBS FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Articles of Incorporation.

     (1)  Certificate of Trust of the Registrant  dated August 9, 1993, as filed with the Office of the  Secretary of State of the State of Delaware on
          August 13, 1993, is incorporated herein by reference to Post-Effective
          Amendment No. 21 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and  811-6637) as filed  electronically  with the U.S.
          Securities and Exchange Commission (the "SEC") on September 15, 1998.

          (i)  Amendment  to  Certificate  of  Trust  dated  February  15,  2002 changing  the  Trust's  name to The UBS  Funds,  is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  39  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed  electronically  with the SEC on September
               30, 2002.

     (2)  Amended  and  Restated   Agreement  and   Declaration  of  Trust  (the
          "Declaration") effective as of September 28, 2004, as amended March 8,
          2007, is filed herewith as Exhibit No. Ex-99(a)(2).

(b) By-Laws.

     (1)  By-Laws of The UBS Funds  (f/k/a The Brinson  Funds)  dated  August 9,
          1993, are incorporated herein by reference to Post-Effective Amendment
          No. 17 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287 and 811-6637) as filed  electronically with the SEC on August
          29, 1996.

          (i)  Amendment  to the  By-Laws  dated  July 1,  2002 is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  37  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and  811-6637) as filed  electronically  with the SEC on July 19,
               2002.

(c)  Instruments Defining Rights of Security Holders.

     (1)  Form of Specimen Share  Certificate  of The UBS Funds is  incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on September 15, 1998.

     (2)  The rights of security  holders of the Registrant are further  defined in the following sections of the Registrant's  By-Laws and Declaration and  are  herein  incorporated  by  reference  to  such  documents  as applicable:

          (i)  By-Laws.

          Article II - "Meeting of Shareholders."

          (ii) Declaration.

          Article III - "Shares" and Article V -  "Shareholders'  Voting  Powers
          and Meetings."

(d)  Investment Advisory Contracts.

     (1)  Investment  Advisory  Agreement  dated July 1, 2002 between UBS Global
          Asset Management (Americas) Inc. (the "Advisor") and the Registrant on
          behalf of the UBS Global  Allocation  Fund is  incorporated  herein by
          reference  to   Post-Effective   Amendment  No.  39  to   Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS Global  Allocation Fund is incorporated  herein by reference to  Post-Effective  Amendment No. 43 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

     (2)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and  the  Registrant  on  behalf  of  the  UBS  Global  Bond  Fund  is incorporated herein by reference to Post-Effective Amendment No. 39 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf  of the UBS  Global  Bond Fund is  incorporated  herein by reference  to  Post-Effective  Amendment  No. 43 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

     (3)  Investment Advisory Agreement dated April 25, 1995 between the Advisor and the  Registrant  on behalf of the UBS  International  Equity  Fund
          (f/k/a Global (Ex-U.S.) Equity Fund and Brinson Non-U.S.  Equity Fund)
          is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and
          811-6637) as filed electronically with the SEC on September 15, 1998.

          (i)  Certificate of the Secretary and  resolutions  redesignating  the
               Global (Ex-U.S.) Equity Fund as the International Equity Fund are
               incorporated herein by reference to Post-Effective  Amendment No.
               33 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               December 7, 2000.

          (ii) Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated April 25, 1995  between the Advisor and the  Registrant  on behalf  of the UBS  International  Equity  Fund  is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  43  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed electronically with the SEC on October 28,
               2004.

     (4)  Amended  Investment  Advisory Agreement dated July 1, 2002, as amended
          July 1,  2003  and  January  1,  2004,  between  the  Advisor  and the
          Registrant  on behalf of the UBS Global  Equity  Fund is  incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on October 28, 2004.

     (5)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap Equity  Fund
          (f/k/a UBS U.S.  Equity Fund) is  incorporated  herein by reference to
          Post-Effective Amendment No. 39 to Registrant's Registration Statement
          on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment   dated  February  17,  2004  to  Investment   Advisory
               Agreement  dated  July  1,  2002  between  the  Advisor  and  the
               Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a
               UBS U.S.  Equity  Fund) is  incorporated  herein by  reference to
               Post-Effective  Amendment  No.  43 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

          (ii) Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS U.S.  Large Cap  Equity  Fund  (f/k/a  UBS U.S.
               Equity   Fund)   is   incorporated   herein   by   reference   to
               Post-Effective  Amendment  No.  43 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

     (6)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf  of the UBS  U.S.  Bond  Fund is  incorporated  herein  by reference  to  Post-Effective  Amendment  No. 43 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

     (7)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and the  Registrant on behalf of the UBS U.S. Large Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS U.S.  Large  Cap  Growth  Fund is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  43  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed electronically with the SEC on October 28,
               2004.

     (8)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and the  Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS U.S.  Small  Cap  Growth  Fund is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  43  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed electronically with the SEC on October 28,
               2004.

     (9)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor
          and  the   Registrant  on  behalf  of  the  UBS  High  Yield  Fund  is incorporated herein by reference to Post-Effective Amendment No. 39 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf  of the UBS High  Yield  Fund is  incorporated  herein  by reference  to  Post-Effective  Amendment  No. 43 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

     (10) Investment  Advisory  Agreement  dated  December  10, 1998 between the
          Advisor  and the  Registrant  on  behalf of the UBS  Emerging  Markets
          Equity Fund is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 25 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          March 1, 1999.

          (i)  Form of  Certificate of the Secretary and  resolutions  restating the  Investment  Advisory  Agreement of the UBS Emerging  Markets
               Equity   Fund   are   incorporated   herein   by   reference   to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

     (11) Investment  Advisory  Agreement  dated  December  10, 1998 between the
          Advisor and the Registrant on behalf of the UBS Emerging  Markets Debt
          Fund is incorporated  herein by reference to Post-Effective  Amendment
          No. 25 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287 and 811-6637) as filed  electronically  with the SEC on March
          l, 1999.

          (i)  Form of  Certificate of the Secretary and  resolutions  restating the  Investment  Advisory  Agreement of the UBS Emerging  Markets
               Debt Fund is incorporated  herein by reference to  Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

     (12) Investment  Advisory  Agreement dated May 23, 2000 between the Advisor and the  Registrant on behalf of the UBS U.S. Small Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 31 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on August 29, 2000.

          (i)  Form of  Certificate of the Secretary and  resolutions  restating the  Investment  Advisory  Agreement  of the UBS U.S.  Small  Cap
               Equity   Fund   are   incorporated   herein   by   reference   to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

     (13) Investment  Advisory  Agreement dated July l, 2002 between the Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap Value Equity
          Fund (f/k/a UBS U.S.  Value  Equity  Fund) is  incorporated  herein by
          reference  to   Post-Effective   Amendment  No.  39  to   Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC September 30, 2002.

          (i)  Amendment   dated  February  17,  2004  to  Investment   Advisory
               Agreement  dated  July  1,  2002  between  the  Advisor  and  the
               Registrant on behalf of the UBS U.S.  Large Cap Value Equity Fund
               (f/k/a UBS U.S.  Value  Equity  Fund) is  incorporated  herein by reference  to  Post-Effective  Amendment  No. 43 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

          (ii) Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS U.S.  Large Cap Value  Equity  Fund  (f/k/a UBS
               U.S.  Value Equity Fund) is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  43 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

     (14) Investment  Advisory  Agreement  dated  December  7, 2000  between the
          Advisor  and the  Registrant  on  behalf of the UBS U.S.  Real  Estate
          Equity Fund is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 34 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          July 31, 2001.

          (i)  Form of  Certificate of the Secretary and  resolutions  restating the  Investment  Advisory  Agreement of the UBS U.S.  Real Estate
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

     (15) Form of  Investment  Advisory  Agreement  between  the Advisor and the
          Registrant  on behalf of the UBS  Dynamic  Alpha Fund is  incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on October 13, 2004.

     (16) Form of  Investment  Advisory  Agreement  between  the Advisor and the
          Registrant  on  behalf  of  the  UBS  Absolute  Return  Bond  Fund  is incorporated herein by reference to Post-Effective Amendment No. 44 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on December 21, 2004.

     (17) Investment Advisory Agreement dated March 27, 2006 between the Advisor and the  Registrant  on behalf of the UBS U.S.  Mid Cap Growth  Equity
          Fund is incorporated  herein by reference to Post-Effective  Amendment
          No. 51 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287 and 811-6637) as filed  electronically  with the SEC on March
          27, 2006.

     (18) Investment  Advisory  Agreement  dated  August 14,  2006  between  the
          Advisor and the Registrant on behalf of the UBS U.S. Equity Alpha Fund is filed herewith as Exhibit No. EX-99 (d)(18).

     (19) Form of  Investment  Advisory  Agreement  between  the Advisor and the
          Registrant on behalf of the UBS Global Frontier Fund is filed herewith as Exhibit No. EX-99 (d)(19).

(e) Underwriting Contracts.

     (1)  Principal Underwriting  Contract,  dated November 5, 2001, between UBS
          Global Asset Management (US) Inc. (f/k/a Brinson  Advisors,  Inc.) and
          the Registrant is incorporated  herein by reference to  Post-Effective
          Amendment No. 37 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          July 19, 2002.

(f) Bonus or Profit Sharing Contracts.

Not Applicable.

(g) Custodian Agreements.

     (1)  Custodial  arrangements  are  provided  under  the  Multiple  Services
          Agreement dated May 9, 1997, as amended,  between Morgan Stanley Trust
          Company  and  succeeded  by  JPMorgan  Chase  Bank  (f/k/a  The  Chase
          Manhattan  Bank),  and the  Registrant on behalf of each series of the
          Registrant  is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 25 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          March 1, 1999.

          (i)  Amendment  dated  May 9,  2000  relating  to Fee  Obligation  and
               Continuation of the Registrant's  Multiple Services  Agreement is
               incorporated herein by reference to Post-Effective  Amendment No.
               31 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               August 29, 2000.

          (ii) Amendment  dated May 21,  2001  relating  to the  Appointment  of
               Brinson Advisors,  Inc. to serve as administrator to the Trust is incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

          (iii) Amended  Attachment A (approved  borrowers) to the  Registrant's
               Multiple Services  Agreement is incorporated  herein by reference to Post Effective  Amendment No. 54 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 27, 2006.

          (iv) Revised Schedule B3 (authorized  signatories) to the Registrant's
               Multiple Services  Agreement is incorporated  herein by reference to Post Effective  Amendment No. 54 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 27, 2006.

          (v)  Amended Schedule B1 and Schedule F to the  Registrant's  Multiple
               Services  Agreement is  incorporated  herein by reference to Post
               Effective Amendment No. 54 to Registrant's Registration Statement
               on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 27, 2006.

          (vi) Revised  Schedule  A  to  the  Registrant's   Multiple   Services
               Agreement is incorporated  herein by reference to  Post-Effective
               Amendment No. 53 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 14, 2006.

(h) Other Material Contracts.

     (1)  Form of  Administration  Contract,  dated  April 1, 2006,  between UBS
          Global  Asset  Management   (Americas)  Inc.  and  the  Registrant  is
          incorporated herein by reference to Post-Effective Amendment No. 51 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on March 27, 2006.

     (2)  Transfer Agency and Related Services Agreement, dated August 20, 2001, between  PFPC  Inc.  and the  Registrant  is  incorporated  herein  by
          reference  to   Post-Effective   Amendment  No.  37  to   Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on July 19, 2002.

          (i)  Amendment  to  Exhibit  B to  the  Transfer  Agency  and  Related
               Services  Agreement,  approved August 19, 2003, between PFPC Inc.
               and  the  Registrant  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  40 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2003.

          (ii) Amendment  to  Exhibit  A,  dated as of  August  14,  2006 of the
               Transfer  Agency and Related  Services  Agreement is incorporated herein  by  reference  to  Post-Effective  Amendment  No.  53  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed  electronically with the SEC on August 14,
               2006.

(i) Legal Opinion.

     (1)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP is incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on August 14, 2006.

(j) Other Opinions.

     (1)  Consent of Ernst & Young LLP, Independent Registered Public Accounting
          Firm, is incorporated  herein by reference to Post Effective Amendment
          No. 54 to the Registrant's  Registration  Statement on Form N-1A (Nos.
          33-47287 and 811-6637) as filed  electronically with the SEC via EDGAR on October 27, 2006.

     (2)  (a)  Powers of Attorney  appointing  Mark F. Kemper,  Keith A. Weller,
               Joseph  J.  Allessie,  Mary  Capasso,  Michael  Calhoun,  Stephen
               Fleischer,  Eric  Sanders,  Tammie  Lee,  Bruce G. Leto,  Mark A.
               Sheehan  and Jana L.  Cresswell  attorneys-in-fact  and agents to
               Frank K. Reilly, Walter E. Auch, Edward M. Roob, Adela Cepeda and
               J.  Mikesell  Thomas  are  incorporated  herein by  reference  to
               Post-Effective  Amendment  No.  48 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on December 20, 2005.

          (b)  Powers of Attorney  appointing  Mark F. Kemper,  Keith A. Weller,
               Joseph  J.  Allessie,  Mary  Capasso,  Michael  Calhoun,  Stephen
               Fleischer,  Eric  Sanders,  Tammie  Lee,  Bruce G. Leto,  Mark A.
               Sheehan  and Jana L.  Cresswell  attorneys-in-fact  and agents to
               Thomas  Disbrow  and  Kai  Sotorp  are  incorporated   herein  by
               reference  to  Post-Effective  Amendment  No. 54 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 27, 2006.

(k) Omitted Financial Statements.

Not Applicable.

(l) Initial Capital Agreements.

     (1)  Letter of  Understanding  Relating to Initial  Capital,  dated July 1,
          1992, is incorporated herein by reference to Post-Effective  Amendment
          No. 21 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287  and  811-6637)  as  filed  electronically  with  the  SEC on
          September 15, 1998.

(m) Rule 12b-1 Plan.

     (1)  Form of  Shareholder  Services Plan dated October 29, 2001, as revised
          August  14,  2006,  relating  to Class A shares of each  series of the
          Registrant  is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 53 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          August 14, 2006.

     (2)  Form of Rule 12b-1 Plan  relating to the Class B shares of each series
          of  the   Registrant   is   incorporated   herein  by   reference   to
          Post-Effective Amendment No. 43 to Registrant's Registration Statement
          on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

     (3)  Form of Rule 12b-1 Plan dated October 29, 2001, as revised  August 14,
          2006,  relating to the Class C shares of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and
          811-6637) as filed electronically with the SEC on August 14, 2006.

          (i)  Addendum  to Rule  12b-1 Plan  relating  to the Class C shares of each series of the  Registrant  is filed  herewith as Exhibit No.
               EX-99(m)(3)(i).

     (4)  Shareholder  Services Plan relating to Class A shares on behalf of the
          UBS Absolute  Return Bond Fund is filed  herewith as Exhibit No. EX-99
          (m)(4).

(n) Rule 18f-3 Plan.

     (1)  Amended  and  Restated  Multiple  Class Plan  pursuant  to Rule 18f-3, effective  as of December  14,  2004,  on behalf of each series of the
          Registrant  is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 44 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          December 21, 2004.

(p) Codes of Ethics.

     (1)  Joint  Code of Ethics  of  Registrant,  the  investment  adviser,  the sub-adviser  and  the  principal  underwriter  of the  Registrant  are incorporated herein by reference to Post-Effective Amendment No. 54 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on October 27, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 25. INDEMNIFICATION

Under  the  terms  of  the  Delaware   Statutory  Trust  Act  ("DSTA")  and  the
Registrant's  Amended  and  Restated  Agreement  and  Declaration  of Trust,  as
amended, ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant,  its shareholders,  or any other party for damages,  except to the extent such  limitation  of  liability  is  precluded by
Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust,
DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee,  beneficial  owner or other  person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees,  when acting in such capacity, from liability to any person other  than  the  Registrant  or  beneficial  owner  for any  act,  omission  or obligation  of the  Registrant  or any  trustee  thereof,  except  as  otherwise provided in the Declaration of Trust.

Indemnification  of the Trustees and officers of the  Registrant is provided for in Article VII,  Sections 2 through 4 of the  Registrant's  Declaration of Trust effective as of September 28, 2004, as amended, as follows:

Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be  responsible  or liable in any event for any  neglect or  wrong-doing  of any officer,  agent,  employee,  Manager or Principal  Underwriter of the Trust, nor
shall any Trustee be  responsible  for the act or omission of any other Trustee, and,  subject to the  provisions of the Bylaws,  the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims,  demands,  costs, losses,  expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee  or  officer  of the Trust;  provided  that  nothing  herein contained shall indemnify,  hold harmless or protect any Trustee or officer from or against  any  liability  to the Trust or any  Shareholder  to which he or she would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note,  bond,  contract,  instrument,  certificate or undertaking and every other act or thing  whatsoever  issued,  executed or done by or on behalf of the
Trust or the  Trustees  or any of them in  connection  with the  Trust  shall be conclusively  deemed  to have  been  issued,  executed  or done  only in or with respect  to  their or his or her  capacity  as  Trustees  or  Trustee,  and such
Trustees or Trustee shall not be personally liable thereon.

Section 3. Trustee's Good Faith Action,  Expert Advice,  No Bond or Surety.  The
exercise  by the  Trustees  of their  powers  hereunder  shall be  binding  upon everyone  interested in or dealing with the Trust.  A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful  misfeasance, bad faith,  gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee  and shall not be liable for errors of judgment or mistakes  of fact or law.  The  Trustees  may take advice of counsel or other experts with respect to the meaning and operation of this  Declaration  of Trust and shall be under no liability for any act or omission in accordance  with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Section 4.  Insurance.  The  Trustees  shall be entitled  and  empowered  to the fullest  extent  permitted by law to purchase  with Trust assets  insurance  for liability  and for all expenses,  reasonably  incurred or paid or expected to be paid by a Trustee or  officer in  connection  with any  claim,  action,  suit or proceeding in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify  him or her against such  liability  under the  provisions  of this
Article.

Indemnification of Registrant's advisors,  custodian, transfer agent, accounting
services  provider,   administrator  and  distributor   against  certain  stated
liabilities is provided for in the following documents:

     (a)  Each Series' investment advisory agreement between the Registrant,  on behalf of the series, and UBS Global Asset Management (Americas) Inc., all of which are  incorporated  herein by reference or filed herewith, as follows:

          (1)  Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS International Equity Fund, dated April 25, 1995, as amended;

          (2)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Bond Fund, dated July 1, 2002;

          (3)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS High Yield Fund, dated July 1, 2002;

          (4)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Equity Fund, dated July 1, 2002;

          (5)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Value Equity Fund, dated July 1, 2002;

          (6)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Large Cap Growth Fund, dated July 1, 2002;

          (7)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Small Cap Equity Fund, dated May 23, 2000, as amended;

          (8)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Small Cap Growth Fund, dated July 1, 2002;

          (9)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S.  Real Estate  Equity Fund,  dated  December 7, 2000,  as amended;

          (10) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS Global Allocation Fund, dated July 1, 2002;

          (11) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS Global Bond Fund, dated July 1, 2002;

          (12) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS  Global  Equity  Fund,  dated July 1,  2002,  as amended  and restated July 1, 2003;

          (13) Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS Emerging  Markets  Debt Fund,  dated  December  10, 1998,  as amended;

          (14) Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS Emerging  Markets  Equity Fund,  dated  December 10, 1998, as amended;

          (15) Section 7 of the Form of Investment  Advisory Agreement on behalf of the UBS Dynamic Alpha Fund;

          (16) Section 7 of the Form of Investment  Advisory Agreement on behalf of the UBS Absolute Return Bond Fund;

          (17) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Mid Cap Growth Equity Fund; and

          (18) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Equity Alpha Fund.

          (19) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS Global Frontier Fund.

     (b)  Sections I.8(a),  I.8(c)(iii),  I.10, II.A.2,  II.B.5, II.C.6, III.1.,
          III.2.(b) through  III.2.(e),  III.4.(e) and III.9.(b) of the Multiple
          Services  Agreement  dated May 9, 1997,  as  amended,  between  Morgan
          Stanley Trust  Company,  as succeeded by JPMorgan Chase Bank (formerly known as The Chase Manhattan  Bank) and the  Registrant,  on behalf of its series, which is incorporated herein by reference.

     (c)  Section 9(a) of the Principal Underwriting Contract between UBS Global
          Asset Management (US) Inc. (formerly known as Brinson Advisors,  Inc.)
          and the  Registrant  on behalf of each series dated  November 5, 2001, which is incorporated herein by reference.

     (d)  Section 12 of the  Transfer  Agency  and  Related  Services  Agreement
          between  PFPC Inc. and the  Registrant  on behalf of each series dated
          August 20, 2001, which is incorporated herein by reference.

     (e)  Sections 8 and 9 of the  Administration  Contract  between  UBS Global
          Asset Management  (Americas) Inc. and the Registrant on behalf of each series, which is incorporated herein by reference.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

UBS  Global  Asset  Management  (Americas)  Inc.  provides  investment  advisory services  consisting of portfolio  management for a variety of  individuals  and institutions.  For information as to any other business,  vocation or employment of a substantial  nature in which the Registrant's  investment  advisor and each officer of the Registrant's investment advisor is or has been engaged for his or her own account or in the capacity of director,  officer,  employee,  partner or trustee,  within the last two fiscal  years,  see UBS  Global  Asset  Management
(Americas) Inc.'s Form ADV (File #801-34910) filed under the Investment Advisers
Act of 1940, as amended, which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

     (a)  UBS Global AM (US) serves as principal  underwriter  for the following investment companies:

                  UBS Cashfund Inc.,
                  UBS Index Trust,
                  UBS Investment Trust,
                  UBS Money Series,
                  UBS Managed Municipal Trust,
                  UBS Master Series, Inc.,
                  UBS Municipal Money Market Series,
                  UBS RMA Money Fund, Inc.,
                  UBS RMA Tax-Free Fund, Inc.,
                  UBS Series Trust,
                  Global High Income Dollar Fund Inc.,
                  Insured Municipal Income Fund Inc.,
                  Investment Grade Municipal Income Fund Inc.,
                  Managed High Yield Plus Fund Inc.,
                  Strategic Global Income Fund, Inc., and
                  UBS PACE Select Advisors Trust
                  SMA Relationship Trust
                  Fort Dearborn Income Securities, Inc.

     (b)  UBS  Global AM (US) is the  Registrant's  principal  underwriter.  The information  set forth  below is  furnished  for those  directors  and officers of UBS Global AM (US) who also serve as directors or officers of the Registrant.

                               Positions and Offices with          Positions and Offices with
Name and Business Address*              Underwriter                      the Registrant

Kai Sotorp**                    Head of the Americas for UBS           President
                                 Global Asset Management, a
                                   member of the UBS Group
                               Managing Board and a member of
                                    the UBS Global Asset
                               Management Executive Committee

Joseph J. Allessie*              Director and Deputy General           Vice President and
                                  Counsel of UBS Global AM             Assistant Secretary

Andrew Shoup*                   Managing Director and Head of          Vice President and Chief
                               Global Treasury Administration          Operating Officer
                                         Department

Thomas Disbrow*                 Director and Head of the U.S.          Vice President and Treasurer
                                    Mutual Fund Treasury
                                Administration Department of
                                        UBS Global AM

Mark F. Kemper**                 Managing Director, General            Vice President and Secretary
                                Counsel and Secretary of UBS
                                          Global AM

RoseAnn Bubloski*               Associate Director and Senior          Vice President and
                                 Manager of the U.S. Mutual            Assistant Treasurer
                                Fund Treasury Administration
                                Department of UBS Global AM

Joanne Kilkeary*                Associate Director and Senior          Vice President and
                                 Manager of the U.S. Mutual            Assistant Treasurer
                                Fund Treasury Administration
                                 Department of UBS Global AM

Michael Flook *                 Associate Director and Senior          Vice President and
                                 Manager of the U.S. Mutual            Assistant Treasurer
                                Fund Treasury Administration
                                 Department of UBS Global AM

Joseph McGill*                   Managing Director and Chief           Vice President and Chief
                                  Compliance Officer of UBS            Compliance Officer
                                          Global AM

Eric Sanders*                  Director and Associate General          Vice President and
                                  Counsel of UBS Global AM             Assistant Secretary

Tammie Lee*                    Director and Associate General          Vice President and
                                  Counsel of UBS Global AM             Assistant Secretary

Keith A. Weller*                Executive Director and Senior          Vice President and
                                Associate General Counsel of           Assistant Secretary
                                        UBS Global AM

Nancy Osborn                    Associate Director and Senior          Vice President and
                                 Manager of the U.S. Mutual            Assistant Treasurer
                                Fund Treasury Administration
                                 Department of UBS Global AM

     (c)  Not Applicable.

* This  person's  business  address is 51 West 52nd Street,  New York,  New York
10019-6114.

** This person's business address is One North Wacker Drive,  Chicago,  Illinois
60606.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All  accounts,  books and other  documents  required to be maintained by Section
31(a) [15 U.S.C.  80a-3-(a)]  and rules under that  section,  are  maintained by
JPMorgan  Chase Bank  ("JPMorgan  Chase"),  270 Park Avenue,  New York, New York
10017 with the  exception of those  maintained  by the  Registrant's  investment advisor,  UBS Global Asset  Management  (Americas) Inc., One North Wacker Drive,
Chicago, IL, 60606.

JPMorgan  Chase  provides  general  sub-administrative,   accounting,  portfolio
valuation, and custodian services to the Registrant,  including the coordination and  monitoring  of any  third-party  service  providers  and maintains all such records relating to these services.

ITEM 29. MANAGEMENT SERVICES

There are no  management  related  service  contracts not discussed in Part A or
Part B.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"Securities  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  has  duly  caused   Post-Effective   Amendment  No.  55/56  to  this
registration  statement  to be signed on its  behalf  by the  undersigned,  duly authorized,  in the City of New York,  and the State of New York on the 10th day
of April 2007.

                                     THE UBS FUNDS
                                     By:/s/ Kai Sotorp
                                        Kai Sotorp*
                                        President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

         Signature                         Title                         Date

/s/ Kai Sotorp                          President and Principal   April 10, 2007
Kai Sotorp*                             Executive Officer

/s/ Frank K. Reilly                     Chairman and              April 10, 2007
Frank K. Reilly*                        Trustee

/s/ Walter E. Auch                      Trustee                   April 10, 2007
Walter E. Auch*

/s/ Edward M. Roob                      Trustee                   April 10, 2007
Edward M. Roob*

/s/ Adela Cepeda                        Trustee                   April 10, 2007
Adela Cepeda*

/s/ J. Mikesell Thomas                  Trustee                   April 10, 2007
J. Mikesell Thomas*

/s/ Thomas Disbrow                      Treasurer and Principal   April 10, 2007
Thomas Disbrow*                         Accounting Officer

* By: /s/ Joseph J. Allessie
     Joseph J. Allessie, Attorney-in-Fact
     (Pursuant to Powers of Attorney incorporated herein by reference.)

                                 EXHIBITS INDEX

                                     EXHIBIT                                            EXHIBIT NO.

Amended  and  Restated  Agreement  and  Declaration  of  Trust  effective  as of        EX-99.a.2
September 28, 2004,  as amended  March 8, 2007.

Investment  Advisory Agreement dated August 14, 2006 between the Advisor and the        EX-99.d.18
Registrant on behalf of the UBS U.S. Equity Alpha Fund.

Form of Investment  Advisory Agreement between the Advisor and the Registrant on        EX-99.d.19
behalf  of the UBS  Global  Frontier  Fund.

Addendum to Rule 12b-1 Plan relating to the Class C shares of each series of the        EX-99.m.3.i
Registrant.

Shareholder Services Plan relating to Class A shares of UBS Absolute Return Bond        EX-99.m.4
Fund.